UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY BY COUNTRY
September 30, 2004

	VALUE	%

DOMESTIC
UNITED STATES	3,025,334	0.96%

TOTAL DOMESTIC	3,025,334	0.96

FOREIGN
AUSTRALIA	16,345,097	5.19
CHINA	685,101	0.22
FINLAND	4,073,902	1.29
FRANCE	28,998,329	9.21
GERMANY	24,805,036	7.88
GREECE	2,405,653	0.76
HONG KONG	4,718,601	1.50
IRELAND	6,200,477	1.97
ITALY	13,900,562	4.42
JAPAN	70,819,236	22.51
NETHERLANDS	7,345,244	2.33
NEW ZEALAND	668,652	0.21
SINGAPORE	2,035,623	0.65
SPAIN	4,280,124	1.36
SWEDEN	6,978,124	2.22
SWITZERLAND	41,337,995	13.13
TAIWAN	475,067	0.15
UNITED KINGDOM	75,677,523	24.04

TOTAL FOREIGN	311,750,346	99.04

TOTAL PORTFOLIO	$314,775,680	100.00%

TIAA-CREF Mutual Funds - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.30%
PRINTING AND PUBLISHING - 0.30%
119,901		News Corp Ltd	$944,931
		TOTAL PRINTING AND PUBLISHING	944,931

		TOTAL PREFERRED STOCK	944,931
		(Cost $876,967)

COMMON STOCK - 99.15%
APPAREL AND ACCESSORY STORES - 0.80%
29,500		Fast Retailing Co Ltd	2,004,763
19,040		Hennes & Mauritz AB (B Shs)	524,370

		TOTAL APPAREL AND ACCESSORY STORES	2,529,133

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
202,000		Toyobo Co Ltd	458,195

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	458,195

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.84%
154,672		Wolseley plc	2,640,729

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,640,729

BUSINESS SERVICES - 3.03%
26	*	Access Co Ltd	469,446
486		Dentsu, Inc	1,300,821
29,400		Diamond Lease Co Ltd	1,034,995
213		NTT Data Corp	560,450
24,600		Oracle Corp Japan	1,211,977
97,040		Public Power Corp	2,405,653
8,299		SAP AG.	1,289,450
11,859		Securitas AB (B Shs)	158,007
30,700		Sumisho Lease Co Ltd	1,108,615

		TOTAL BUSINESS SERVICES	9,539,414

CHEMICALS AND ALLIED PRODUCTS - 9.83%
2,591		Akzo Nobel NV	91,488
67,612		AstraZeneca plc (United Kingdom)	2,771,165
18,426		Bayer AG.	503,930
73,000		Daicel Chemical Industries Ltd	360,976
1,483	*	Elan Corp plc	34,812
2,905		Givaudan S.A. (Regd)	1,765,753
237,082		GlaxoSmithKline plc	5,109,527
93,000	*	Global Bio-Chem Technology Group Co Ltd	6,202
20,400		Kose Corp	781,092
91,257		Novartis AG. (Regd)	4,253,349
172,776		Reckitt Benckiser plc	4,233,235
67,724		Sanofi-Aventis	4,912,211
60,685		Shin-Etsu Chemical Co Ltd	2,180,398
52,222		Takeda Pharmaceutical Co Ltd	2,369,097

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

289,000		Teijin Ltd	$1,033,126
140,000		Tosoh Corp	566,529

		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,972,890

COAL MINING - 0.22%
225,420		Byd Co Ltd (H Shs)	685,101

		TOTAL COAL MINING	685,101

COMMUNICATIONS - 6.35%
346,272		BT Group plc	1,126,306
59,231	*	Deutsche Telekom AG. (Regd)	1,099,060
557,164	*	Ericsson (LM) (B Shs)	1,729,610
13,946		France Telecom S.A.	347,458
548		KDDI Corp	2,660,073
317,931		KPN NV	2,381,068
233,571		Singapore Telecommunications Ltd	324,635
3,972		Tele2 AB (B Shs)	147,855
167,971		Telecom Corp of New Zealand Ltd	668,652
175,640		Telefonica S.A.	2,628,646
75,012		TeliaSonera AB	364,746
9,421		Telstra Corp Ltd	31,732
1,416,697		Vodafone Group plc	3,390,337
128,986		Vodafone Group plc (Spon ADR)	3,109,852

		TOTAL COMMUNICATIONS	20,010,030

DEPOSITORY INSTITUTIONS - 17.79%
2,000	*	Ashikaga Financial Group, Inc	0
64,844	*	Australia & New Zealand Banking Group Ltd	893,365
684,166		Banca Intesa S.p.A.	2,600,187
14,832		Banco Santander Central Hispano S.A.	144,792
19,108		Bank of Ireland (Dublin)	257,494
19,765		Bank of Ireland (London)	266,102
258,031		Barclays plc	2,474,674
20,663	*	Bayerische Hypo-und Vereinsbank AG.	396,757
12,512	*	Commerzbank AG.	232,632
47,664		Commonwealth Bank of Australia	1,042,322
10,904		Credit Agricole S.A.	297,399
78,139		DAH Sing Financial	558,633
58,285		DBS Group Holdings Ltd	553,908
370,243		Depfa Bank plc	5,049,063
36,176		Deutsche Bank AG. (Regd)	2,600,133
42,738		Hang Seng Bank Ltd	569,983
441,940		HSBC Holdings plc (United Kingdom)	7,013,474
224,852		Lloyds TSB Group plc	1,755,690
278		Mitsubishi Tokyo Financial Group, Inc	2,318,033
63,273	*	National Australia Bank Ltd	1,236,542
88,276		Nordea Bank AB (Sweden)	721,467
277,316		Royal Bank of Scotland Group plc	8,008,996
459,000		Shinsei Bank Ltd	2,781,944
18,959		Skandinaviska Enskilda Banken (A Shs)	292,971
2,025		Societe Generale (A Shs)	179,197
271		Sumitomo Mitsui Financial Group Inc	1,549,063
210,000		Sumitomo Trust & Banking Co Ltd	1,242,299
22,149		Svenska Handelsbanken AB (A Shs)	463,960
131,880		UBS AG. (Regd)	9,283,456
43		UFJ Holdings, Inc	188,441
68,000		United Overseas Bank Ltd	553,338
40,615	*	Westpac Banking Corp	521,607

		TOTAL DEPOSITORY INSTITUTIONS	56,047,922

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.11%
58,522		Australian Gas Light Co Ltd	$565,912
142,871		BG Group plc	959,154
171,537		Centrica plc	779,115
43,000		CLP Holdings Ltd	245,933
79,697		E.ON AG.	5,879,630
145,000		Hong Kong & China Gas Co Ltd	270,548
123,748		National Grid Transco plc	1,044,064
201,100		Nissin Co Ltd	432,434
75,199		Scottish Power plc	574,922
18,916		Suez S.A.(France)	405,501
23,000		Tokyo Electric Power Co, Inc	494,579
10,773	*	Vivendi Universal S.A.	276,031
179		West Japan Railway Co	698,362
654,000	*	Xinao Gas Holdings Ltd	333,372

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,959,557

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.86%
589,737	*	ABB Ltd	3,598,779
9,215		Advantest Corp	547,641
11,471		Electrolux AB Series B	209,561
5,900		Hirose Electric Co Ltd	537,994
414,500		Johnson Electric Holdings Ltd	406,631
11,200	*	Kuroda Electric Co Ltd	216,958
26,100		Kyocera Corp	1,835,277
130,000		Matsushita Electric Industrial Co Ltd	1,735,063
15,600		Murata Manufacturing Co Ltd	750,170
190,158		Nokia Oyj	2,616,833
12,600		Rohm Co Ltd	1,266,688
31,200		Sony Corp	1,064,392
334,875		STMicroelectronics NV	5,772,897
372,703		Taiwan Semiconductor Manufacturing Co Ltd	475,067
3,998		Thomson	83,719
134,000		Toshiba Corp	492,401

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	21,610,071

FABRICATED METAL PRODUCTS - 1.17%
11,814		Assa Abloy AB (B Shs)	148,077
4,774		European Aeronautic Defense & Space Co	126,472
3,847		Geberit AG. (Regd)	2,988,380
60,000		NHK Spring Co Ltd	434,968

		TOTAL FABRICATED METAL PRODUCTS	3,697,897

FOOD AND KINDRED PRODUCTS - 2.82%
83,522		Cadbury Schweppes plc	642,333
81,133		Coca-Cola Amatil Ltd	412,556
124,140		Diageo plc	1,549,998
820,000		Global Bio-Chem Technology Group Co Ltd	625,669
31,767		Groupe Danone	2,497,477
48,268		Lion Nathan Ltd	258,026
8,202		LVMH Moet Hennessy Louis Vuitton S.A.	547,545
195,000		Nisshin Oillio Group Ltd	797,940
476,000		People's Food Holdings Ltd	327,964
2,423		Pernod-Ricard	321,701
111,181		Unilever plc	904,840

		TOTAL FOOD AND KINDRED PRODUCTS	8,886,049

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

FOOD STORES - 2.23%
126	*	Casino Guichard-Perrachon B Wts 12/15/05	$2
44,295		Coles Myer Ltd	299,996
1,284,988		Tesco plc	6,632,771
8,143		Woolworths Ltd	80,336

		TOTAL FOOD STORES	7,013,105

FURNITURE AND HOMEFURNISHINGS STORES - 0.14%
33,500		Hitachi Maxell Ltd	453,191

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	453,191

GENERAL BUILDING CONTRACTORS - 0.40%
3,363		Bouygues S.A.	126,141
15,712		Daito Trust Construction Co Ltd	635,807
694,000		Shanghai Forte Land Co	182,443
14,910		Skanska AB (B Shs)	155,138
15,000		Sumitomo Realty & Development Co Ltd	159,915

		TOTAL GENERAL BUILDING CONTRACTORS	1,259,444

GENERAL MERCHANDISE STORES - 0.55%
16,000		Aeon Co Ltd	257,533
91,228		Marks & Spencer Group plc	566,230
164,000		Mitsukoshi Ltd	818,400
1,129		Pinault-Printemps-Redoute S.A.	103,694

		TOTAL GENERAL MERCHANDISE STORES	1,745,857

HEALTH SERVICES - 0.16%
6,411		Getinge AB (B Shs)	77,934
16,500		Nichii Gakkan Co	430,409

		TOTAL HEALTH SERVICES	508,343

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.93%
2,782	*	Autoroutes Du Sud De La France	127,153
79,015		Vinci S.A.	9,092,359

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,219,512

HOLDING AND OTHER INVESTMENT OFFICES - 1.48%
476		Centro Properties Group	1,593
1,671	*	CFS Gandel Retail Trust	1,840
7,000		Hutchison Whampoa Ltd	54,757
11,000		iShares MSCI EAFE Index Fund	1,555,400
14		Macquarie Goodman Industrial Trust	18
132,901		Macquarie Infrastructure Group	360,038
2,721		Nobel Biocare Holding AG.	422,194
463,000		Orient Corp	1,130,037
152,000		Sumitomo Corp	1,130,881

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,656,758

HOTELS AND OTHER LODGING PLACES - 0.06%
5,035		Accor S.A.	196,234

		TOTAL HOTELS AND OTHER LODGING PLACES	196,234

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.08%
7,705		Atlas Copco AB (B Shs)	271,467
92,000		Fuji Heavy Industries Ltd	464,946
612,402		Futuris Corp Ltd	842,827
149,000		Komatsu Ltd	957,147
117,000		Makino Milling Machine Co Ltd	615,706
1,800		Nidec Corp	181,935
232,000		NSK Ltd	995,654
8,886		Sandvik AB	306,974
12,850	*	Saurer AG.	699,768

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

3,844		Scania AB	$130,154
3,731		SKF AB (B Shs)	141,702
40,516		Wartsila Oyj (B Shs)	956,097

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,564,377

INSTRUMENTS AND RELATED PRODUCTS - 2.05%
23,800		Canon, Inc	1,118,577
7,030		Gambro AB (A Shs)	80,630
525		Keyence Corp	110,416
167,563		The Swatch Group AG. (Regd)	4,609,425
18,900		Tokyo Seimitsu Co Ltd	531,597

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,450,645

INSURANCE CARRIERS - 4.33%
41,279		Aegon NV	445,011
145,000		Aioi Insurance Co Ltd	578,869
210,799		AMP Ltd	951,273
90,546		Aviva plc	897,064
48,198		AXA	975,151
818,000	*	China Life Insurance Co Ltd (H Shs)	524,490
104,000		Fuji Fire & Marine Insurance Co Ltd	329,320
92,845		Insurance Australia Group Ltd	349,712
28		Millea Holdings, Inc	360,749
3,776		Muenchener Rueckver AG. (Regd)	363,740
46,000		Nipponkoa Insurance Co Ltd	257,515
193,645		Promina Group Ltd	635,408
81,139		Prudential plc	661,446
3,767		Schindler Holding AG. (Pt Cert)	1,070,942
37,820		Skandia Forsakrings AB	149,613
34,550		T&D Holdings, Inc	1,510,965
25,170		Zurich Financial Services AG.	3,587,939

		TOTAL INSURANCE CARRIERS	13,649,207

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.26%
136		East Japan Railway Co	703,353
3,847		Veolia Environnement	110,706

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	814,059

METAL MINING - 1.17%
254,000		Mitsubishi Materials Corp	536,969
82,890		Newcrest Mining Ltd	912,028
11,535		Rio Tinto Ltd	317,254
42,878		Rio Tinto plc	1,152,985
198,376		WMC Resources Ltd	770,198

		TOTAL METAL MINING	3,689,434

MISCELLANEOUS RETAIL - 0.54%
27,300	*	Aeon Co Ltd	434,957
40,673		GUS plc	662,398
289,228		Pacific Brands Ltd	605,462

		TOTAL MISCELLANEOUS RETAIL	1,702,817

NONDEPOSITORY INSTITUTIONS - 2.49%
8,250	*	Deutsche Postbank AG.	321,740
154,982		HBOS plc	2,092,138
146,182	*	Hypo Real Estate Holding	5,011,002
201,100	*	Nissin Co Ltd	425,135

		TOTAL NONDEPOSITORY INSTITUTIONS	7,850,015

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 1.77%
95,220		Origin Energy Ltd	$418,664
388,597		Shell Transport & Trading Co plc	2,851,416
11,254		Total S.A.	2,292,305

		TOTAL OIL AND GAS EXTRACTION	5,562,385

PAPER AND ALLIED PRODUCTS - 1.03%
62,000		NGK Insulators Ltd	521,472
108,000		OJI Paper Co Ltd	610,480
8,601		Stora Enso Oyj (R Shs)	116,225
7,875		Svenska Cellulosa AB (B Shs)	306,121
31,900		Uni-Charm Corp	1,580,311
5,854		UPM-Kymmene Oyj	111,459

		TOTAL PAPER AND ALLIED PRODUCTS	3,246,068

PETROLEUM AND COAL PRODUCTS - 5.54%
241,504		BHP Billiton Ltd	2,512,044
208,069		BP plc	1,986,095
47,011		BP plc (Spon ADR)	2,704,543
104,593		ENI S.p.A.	2,343,477
19,559		Fortum Oyj	273,288
385,000		Nippon Oil Corp	2,427,755
68,615		Repsol YPF S.A.	1,506,687
71,553		Royal Dutch Petroleum Co	3,685,390

		TOTAL PETROLEUM AND COAL PRODUCTS	17,439,279

PRIMARY METAL INDUSTRIES - 0.59%
99,004		BHP Billiton plc	1,041,772
47,000		NEOMAX Co Ltd	751,812
2,701		ThyssenKrupp AG.	52,634

		TOTAL PRIMARY METAL INDUSTRIES	1,846,218

PRINTING AND PUBLISHING - 2.04%
3,337		Lagardere S.C.A.	206,979
50,057		News Corp Ltd	413,713
57,633		Reed Elsevier NV	742,287
545,966		Reed Elsevier plc	4,791,567
97,936		Singapore Press Holdings Ltd	275,729

		TOTAL PRINTING AND PUBLISHING	6,430,275

RAILROAD TRANSPORTATION - 0.23%
144,279		Brambles Industries Ltd	739,920

		TOTAL RAILROAD TRANSPORTATION	739,920

REAL ESTATE - 0.12%
21,000		Cheung Kong Holdings Ltd	179,756
20	*	City Developments Ltd	49
309		Mirvac Group	974
15,700		Sun Hung Kai Properties Ltd	147,979
13,000		Tokyo Tatemono Co Ltd	64,755

		TOTAL REAL ESTATE	393,513

SECURITY AND COMMODITY BROKERS - 1.27%
43,751		Deutsche Boerse AG.	2,212,674
101,000		Mitsui & Co Ltd	845,829
72,848		Nomura Holdings, Inc	935,262

		TOTAL SECURITY AND COMMODITY BROKERS	3,993,765

TIAA-CREF Mutual Funds - International Equity Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 3.13%
48,000		Asahi Glass Co Ltd	$436,819
24,998		CRH plc	593,008
158,177		Holcim Ltd (Regd)	8,341,439
642		Pilkington plc	1,051
859		Sika AG.	495,299

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	9,867,616

TRANSPORTATION BY AIR - 0.27%
89,958		Qantas Airways Ltd	224,806
88,000		Swire Pacific Ltd (A Shs)	612,204

		TOTAL TRANSPORTATION BY AIR	837,010

TRANSPORTATION EQUIPMENT - 5.11%
1,243,392	*	Fiat S.p.A.	8,956,898
1,561		MAN AG.	53,374
257,000		Mazda Motor Corp	795,146
79,600		Nissan Motor Co Ltd	866,670
43,900		Toyota Industries Corp	997,773
103,400		Toyota Motor Corp	3,959,062
12,885		Volvo AB (B Shs)	454,856

		TOTAL TRANSPORTATION EQUIPMENT	16,083,779

TRUCKING AND WAREHOUSING - 0.16%
128,000		Sumitomo Warehouse Co Ltd	513,324

		TOTAL TRUCKING AND WAREHOUSING	513,324

WATER TRANSPORTATION - 0.30%
157,000		Mitsui OSK Lines Ltd	941,587

		TOTAL WATER TRANSPORTATION	941,587

WHOLESALE TRADE-DURABLE GOODS - 0.62%
11,200		Kuroda Electric Co Ltd	252,525
74,800		Terumo Corp	1,703,470

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,955,995

WHOLESALE TRADE-NONDURABLE GOODS - 2.13%
62,417		British American Tobacco plc	904,702
70,224		Celesio AG.	4,788,279
3,556		Ciba Specialty Chemicals AG. (Regd)	221,271
29,510		Imperial Tobacco Group plc	642,933
13,512		Swedish Match AB	142,911

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,700,096

		TOTAL COMMON STOCK	312,360,816
		(Cost $300,992,770)

TIAA-CREF Mutual Funds - International Equity Fund

PRINCIPAL			VALUE

SHORT TERM INVESTMENTS - 0.46%
U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES - 0.46%
$ 1,470,000		Federal Farm Credit Bank (FFCB)	$1,469,933
		1.230%, 10/01/04
			1,469,933
		TOTAL U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES

		TOTAL SHORT TERM INVESTMENTS	1,469,933
		(Cost $1,469,933)

		TOTAL PORTFOLIO - 99.91%	314,775,680
		(Cost $303,339,670)

		OTHER ASSETS & LIABILITIES, NET - 0.09%	275,008

		NET ASSETS - 100.00%	$315,050,688

	*	Non-income producing

		For ease of presentation, we have grouped a number of classification categories together in the
		Statement of Investments. Note that the funds use more specific industry categories following
		their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.72%
APPAREL AND ACCESSORY STORES - 0.59%
167,800		Gap, Inc	$3,137,860

		TOTAL APPAREL AND ACCESSORY STORES	3,137,860

APPAREL AND OTHER TEXTILE PRODUCTS - 0.64%
94,125		Polo Ralph Lauren Corp	3,423,326

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,423,326

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.69%
67,308		Lowe's Cos	3,658,190

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,658,190

BUSINESS SERVICES - 10.91%
106,434		Adobe Systems, Inc	5,265,290
102,149		Automatic Data Processing, Inc	4,220,797
68,386	*	DST Systems, Inc	3,041,125
23,409		Equifax, Inc	617,061
20,794	*	Google, Inc (Class A)	2,694,902
192	*	IAC/InterActiveCorp Wts 02/04/09	3,811
88,613		Manpower, Inc	3,942,392
49,135	*	Mercury Interactive Corp	1,713,829
548,624		Microsoft Corp	15,169,454
175,615	*	Oracle Corp	1,980,937
4,065	b*	Peregrine Systems, Inc	0
1,800	*	ProcureNet, Inc	270
147,169		SAP AG. (Spon ADR)	5,732,233
603	*	SoftBrands, Inc	693
129,098	*	Symantec Corp	7,084,898
30,711	*	Westwood One, Inc	607,156
178,285	*	Yahoo!, Inc	6,045,644

		TOTAL BUSINESS SERVICES	58,120,492

CHEMICALS AND ALLIED PRODUCTS - 18.72%
6,497		Abbott Laboratories	275,213
54,655	*	Amgen, Inc	3,097,845
87,952	*	Amylin Pharmaceuticals, Inc	1,804,775
74,587		Avon Products, Inc	3,257,960
79,031	*	Biogen Idec, Inc	4,834,326
15,789		Colgate-Palmolive Co	713,347
123,433	*	Forest Laboratories, Inc	5,552,016
73,267	*	Genentech, Inc	3,840,656
207,268	*	Gilead Sciences, Inc	7,747,678
187,994		Gillette Co	7,846,870
208,268	*	IVAX Corp	3,988,332
144,370		Lilly (Eli) & Co	8,669,419
207,847		Mylan Laboratories, Inc	3,741,246
585,296		Pfizer, Inc	17,910,058
364,657		Procter & Gamble Co	19,735,237
350,026		Schering-Plough Corp	6,671,496

		TOTAL CHEMICALS AND ALLIED PRODUCTS	99,686,474

TIAA-CREF Mutual Funds - Growth Equity Fund

SHARES			VALUE

COMMUNICATIONS - 0.95%
3,400	b*	Advanced Radio Telecom Corp	$1
1,119	*	Comcast Corp (Special Class A)	31,242
400	b*	Convergent Communications, Inc	0
21,150	*	Entercom Communications Corp	690,759
15,300	*	Global Telesystems, Inc	18
18,434	*	IAC/InterActiveCorp	405,917
5,115	*	Level 3 Communications, Inc	13,248
38,083	*	Nextel Communications, Inc (Class A)	907,899
150,073		Sprint Corp	3,020,969
1,500	b*	Teligent, Inc (Class A)	2
800	b*	U.S. Wireless Corp	0
62	*	Vast Solutions, Inc (Class B1)	0
62	*	Vast Solutions, Inc (Class B2)	0
62	*	Vast Solutions, Inc (Class B3)	0
644	b*	Viatel, Inc	16

		TOTAL COMMUNICATIONS	5,070,071

DEPOSITORY INSTITUTIONS - 0.67%
9,465		Fifth Third Bancorp	465,867
111,549		Mellon Financial Corp	3,088,792

		TOTAL DEPOSITORY INSTITUTIONS	3,554,659

EATING AND DRINKING PLACES - 0.38%
65,507	*	Brinker International, Inc	2,040,543

		TOTAL EATING AND DRINKING PLACES	2,040,543

EDUCATIONAL SERVICES - 1.01%
33,382	*	Apollo Group, Inc (Class A)	2,449,237
102,414	*	Career Education Corp	2,911,630

		TOTAL EDUCATIONAL SERVICES	5,360,867

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
36,707		Waste Management, Inc	1,003,569

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,003,569

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 10.46%
196,676	*	Altera Corp	3,848,949
9,441		General Electric Co	317,029
316,972		Intel Corp	6,358,458
152,508	*	Marvell Technology Group Ltd	3,985,034
113,762		Maxim Integrated Products, Inc	4,810,995
35,118		Maytag Corp	645,118
537,467		Motorola, Inc	9,695,905
134,981	*	Novellus Systems, Inc	3,589,145
47,500	*	QLogic Corp	1,406,475
352,229		Qualcomm, Inc	13,751,020
1,021,183		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	7,291,247

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	55,699,375

ENGINEERING AND MANAGEMENT SERVICES - 2.57%
248,942	*	Accenture Ltd (Class A)	6,733,881
46,475	*	BearingPoint, Inc	415,487
179,785		Monsanto Co	6,547,770

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,697,138

TIAA-CREF Mutual Funds - Growth Equity Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.12%
6,960		Illinois Tool Works, Inc	$648,463

		TOTAL FABRICATED METAL PRODUCTS	648,463

FOOD AND KINDRED PRODUCTS - 3.82%
41,965		Anheuser-Busch Cos, Inc	2,096,152
37,242		Campbell Soup Co	979,092
74,195		Coca-Cola Co	2,971,510
79,129	*	Constellation Brands, Inc (Class A)	3,011,650
232,085		PepsiCo, Inc	11,290,935

		TOTAL FOOD AND KINDRED PRODUCTS	20,349,339

FURNITURE AND FIXTURES - 0.06%
6,479		Hillenbrand Industries, Inc	327,384

		TOTAL FURNITURE AND FIXTURES	327,384

FURNITURE AND HOMEFURNISHINGS STORES - 1.29%
185,798	*	Bed Bath & Beyond, Inc	6,894,964

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	6,894,964

GENERAL MERCHANDISE STORES - 4.87%
129,452	*	Kohl's Corp	6,238,292
176,943		Target Corp	8,006,671
220,067		Wal-Mart Stores, Inc	11,707,564

		TOTAL GENERAL MERCHANDISE STORES	25,952,527

HEALTH SERVICES - 1.81%
85,781	*	Express Scripts, Inc	5,604,931
197,038		Health Management Associates, Inc (Class A)	4,025,486

		TOTAL HEALTH SERVICES	9,630,417

HOTELS AND OTHER LODGING PLACES - 1.31%
150,709		Starwood Hotels & Resorts Worldwide, Inc	6,995,912

		TOTAL HOTELS AND OTHER LODGING PLACES	6,995,912

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.48%
114,659		3M Co	9,169,280
99,887		Baker Hughes, Inc	4,367,060
4,299		Caterpillar, Inc	345,855
660,201	*	Cisco Systems, Inc	11,949,638
7,405	*	Cooper Cameron Corp	406,090
406,563	*	Dell, Inc	14,473,643
192,651	*	Network Appliance, Inc	4,430,973

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	45,142,539

INSTRUMENTS AND RELATED PRODUCTS - 7.53%
93,036		Biomet, Inc	4,361,528
102,074		Guidant Corp	6,740,967
251,011		Medtronic, Inc	13,027,471
133,773	*	St. Jude Medical, Inc	10,069,094
74,996	*	Zimmer Holdings, Inc	5,927,684

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,126,744

TIAA-CREF Mutual Funds - Growth Equity Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.64%
74,144		Marsh & McLennan Cos, Inc	$3,392,829

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,392,829

INSURANCE CARRIERS - 3.52%
31,282		Aetna, Inc	3,126,010
230,097		American International Group, Inc	15,644,295

		TOTAL INSURANCE CARRIERS	18,770,305

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
63,260		Mattel, Inc	1,146,904

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,146,904

MISCELLANEOUS RETAIL - 2.58%
156,753		Staples, Inc	4,674,374
98,469	*	eBay, Inc	9,053,240

		TOTAL MISCELLANEOUS RETAIL	13,727,614

MOTION PICTURES - 1.20%
397,505	*	Time Warner, Inc	6,415,731

		TOTAL MOTION PICTURES	6,415,731

NONDEPOSITORY INSTITUTIONS - 4.41%
271,853		American Express Co	13,989,555
35,067		Fannie Mae	2,223,248
16,676		Freddie Mac	1,087,942
245,408		MBNA Corp	6,184,282

		TOTAL NONDEPOSITORY INSTITUTIONS	23,485,027

OIL AND GAS EXTRACTION - 0.38%
14,626		Pogo Producing Co	694,004
41,295		Tidewater, Inc	1,344,152

		TOTAL OIL AND GAS EXTRACTION	2,038,156

PERSONAL SERVICES - 0.23%
31,762	*	Weight Watchers International, Inc	1,233,001

		TOTAL PERSONAL SERVICES	1,233,001

PRINTING AND PUBLISHING - 0.95%
161,518		News Corp Ltd (Spon ADR)	5,060,359

		TOTAL PRINTING AND PUBLISHING	5,060,359

SECURITY AND COMMODITY BROKERS - 1.39%
79,586		Goldman Sachs Group, Inc	7,420,599

		TOTAL SECURITY AND COMMODITY BROKERS	7,420,599

TRANSPORTATION BY AIR - 0.18%
70,538		Southwest Airlines Co	960,728

		TOTAL TRANSPORTATION BY AIR	960,728

TIAA-CREF Mutual Funds - Growth Equity Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 2.63%
19,106		General Dynamics Corp	$1,950,723
49,779		Northrop Grumman Corp	2,654,714
100,560		United Technologies Corp	9,390,293

		TOTAL TRANSPORTATION EQUIPMENT	13,995,730

TRUCKING AND WAREHOUSING - 0.80%
56,170		United Parcel Service, Inc (Class B)	4,264,426

		TOTAL TRUCKING AND WAREHOUSING	4,264,426

WATER TRANSPORTATION - 0.98%
26,438		Carnival Corp	1,250,252
91,255		Royal Caribbean Cruises Ltd	3,978,718

		TOTAL WATER TRANSPORTATION	5,228,970

WHOLESALE TRADE-DURABLE GOODS - 2.43%
229,492		Johnson & Johnson	12,927,284

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,927,284

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
19,015		Sysco Corp	568,929

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	568,929

		TOTAL COMMON STOCK	531,157,445
		(Cost $538,543,408)

		TOTAL PORTFOLIO - 99.72%	531,157,445
		(Cost $538,543,408)

		OTHER ASSETS & LIABILITIES, NET - 0.28%	1,471,975

		NET ASSETS - 100%	$532,629,420

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of classification categories together in the
		Statement of Investments. Note that the funds use more specific industry categories following
		their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
1,443	*	NiSource, Inc (Sails)	$3,680

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,680

		TOTAL PREFERRED STOCK	3,680
		(Cost $2,929)

COMMON STOCK - 99.61%
AMUSEMENT AND RECREATION SERVICES - 0.05%
5,000		Harrah's Entertainment, Inc	264,900

		TOTAL AMUSEMENT AND RECREATION SERVICES	264,900

APPAREL AND ACCESSORY STORES - 0.40%
107,935		Gap, Inc	2,018,385

		TOTAL APPAREL AND ACCESSORY STORES	2,018,385

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.74%
79,398		Home Depot, Inc	3,112,402
103,847		Lowe's Cos	5,644,084

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,756,486

BUSINESS SERVICES - 6.01%
3,100		Adobe Systems, Inc	153,357
6,600	*	Affiliated Computer Services, Inc (Class A)	367,422
53,363		Automatic Data Processing, Inc	2,204,959
103,202	*	BEA Systems, Inc	713,126
8,200		Cendant Corp	177,120
29,396		Computer Associates International, Inc	773,115
8,572	*	Computer Sciences Corp	403,741
4,600	*	Convergys Corp	61,778
23,710		Electronic Data Systems Corp	459,737
3,500		Equifax, Inc	92,260
9,449	*	Fiserv, Inc	329,392
11,600		IMS Health, Inc	277,472
30,365		Manpower, Inc	1,350,939
507,063		Microsoft Corp	14,020,288
15	*	Novell, Inc	95
9,200		Omnicom Group, Inc	672,152
252,806	*	Oracle Corp	2,851,652
1	*	PalmSource, Inc	21
3	*	Roxio, Inc	15
98,879	*	Siebel Systems, Inc	745,548
40	*	Sun Microsystems, Inc	162
11,900	*	SunGard Data Systems, Inc	282,863
16,459	*	Symantec Corp	903,270
16,200	*	Unisys Corp	167,184
58,523	*	Veritas Software Corp	1,041,709
65,886	*	Yahoo!, Inc	2,234,194

		TOTAL BUSINESS SERVICES	30,283,571

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 10.75%
52,266		Abbott Laboratories	$2,213,988
52,310		Air Products & Chemicals, Inc	2,844,618
5,380		Allergan, Inc	390,319
63,530	*	Amgen, Inc	3,600,880
71,776	*	Amylin Pharmaceuticals, Inc	1,472,844
4,700	*	Biogen Idec, Inc	287,499
95,085		Bristol-Myers Squibb Co	2,250,662
25,940		Colgate-Palmolive Co	1,171,969
62,357		Dow Chemical Co	2,817,289
3,139	*	Eyetech Pharmaceuticals, Inc	106,695
18,571	*	Forest Laboratories, Inc	835,324
22,499	*	Gilead Sciences, Inc	841,013
3,700		International Flavors & Fragrances, Inc	141,340
45,187	*	IVAX Corp	865,331
11,700	*	King Pharmaceuticals, Inc	139,698
70,862		Lilly (Eli) & Co	4,255,263
107,743		Merck & Co, Inc	3,555,519
13,053		Mylan Laboratories, Inc	234,954
364,678		Pfizer, Inc	11,159,147
214,292		Procter & Gamble Co	11,597,483
39,239		Schering-Plough Corp	747,895
5,300	*	Watson Pharmaceuticals, Inc	156,138
65,349		Wyeth	2,444,053

TOTAL CHEMICALS AND ALLIED PRODUCTS			54,129,921

COMMUNICATIONS - 5.58%
15,164		Alltel Corp	832,655
41,706		AT&T Corp	597,230
135,856	*	AT&T Wireless Services, Inc	2,007,952
71,510		BellSouth Corp	1,939,351
4,700		CenturyTel, Inc	160,928
86,162	*	Citadel Broadcasting Corp	1,104,597
38,239		Clear Channel Communications, Inc	1,191,910
112,592	*	Comcast Corp (Class A)	3,179,598
136	*	EchoStar Communications Corp (Class A)	4,232
217,562	*	Lucent Technologies, Inc	689,672
53,839	*	Nextel Communications, Inc (Class A)	1,283,522
279,535	*	Qwest Communications International, Inc	930,852
163,152		SBC Communications, Inc	4,233,794
88,449		Sprint Corp	1,780,478
135,948		Verizon Communications, Inc	5,353,632
84,003		Viacom, Inc (Class B)	2,819,141
56	*	WorldCom, Inc (WorldCom Group)	0

		TOTAL COMMUNICATIONS	28,109,544

DEPOSITORY INSTITUTIONS - 10.41%
11,000		AmSouth Bancorp	268,400
196,882		Bank of America Corp	8,530,897
21,722		Bank of New York Co, Inc	633,631
11,845		BB&T Corp	470,128
250,065		Citigroup, Inc	11,032,868
36,637		Comerica, Inc	2,174,406
7,101		Fifth Third Bancorp	349,511
5,600		First Horizon National Corp	242,816
45,522		Greenpoint Financial Corp	2,105,848
169,181		JPMorgan Chase & Co	6,721,561
12,057		KeyCorp	381,001
3,288		M & T Bank Corp	314,662
3,237		Marshall & Ilsley Corp	130,451
94,207		Mellon Financial Corp	2,608,592

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

12,471		National City Corp	$481,630
5,561		North Fork Bancorp, Inc	247,186
1,917		Northern Trust Corp	78,214
13,903		PNC Financial Services Group, Inc	752,152
9,178		Regions Financial Corp	303,425
4,405		SouthTrust Corp	183,512
6,377		SunTrust Banks, Inc	449,005
2,700		Synovus Financial Corp	70,605
242,993		U.S. Bancorp	7,022,498
31,111		Wachovia Corp	1,460,661
88,634		Wells Fargo & Co	5,285,245
2,000		Zions Bancorp	122,080

		TOTAL DEPOSITORY INSTITUTIONS	52,420,985

EATING AND DRINKING PLACES - 1.04%
43,329	*	Brinker International, Inc	1,349,698
62,404		McDonald's Corp	1,749,184
49,352	*	The Cheesecake Factory, Inc	2,141,877

TOTAL EATING AND DRINKING PLACES			5,240,759

ELECTRIC, GAS, AND SANITARY SERVICES - 2.91%
30,500	*	AES Corp	304,695
5,800	*	Allegheny Energy, Inc	92,568
8,793		Ameren Corp	405,797
19,512		American Electric Power Co, Inc	623,604
18,000	*	Calpine Corp	52,200
13,200		Centerpoint Energy, Inc	136,752
8,700		Cinergy Corp	344,520
6,000	*	CMS Energy Corp	57,120
11,675		Consolidated Edison, Inc	490,817
8,100		Constellation Energy Group, Inc	322,704
15,765		Dominion Resources, Inc	1,028,666
8,200		DTE Energy Co	345,958
27,099		Duke Energy Corp	620,296
14,400	*	Dynegy, Inc (Class A)	71,856
15,900		Edison International	421,509
18,800		El Paso Corp	172,772
11,520		Entergy Corp	698,227
32,134		Exelon Corp	1,178,996
16,068		FirstEnergy Corp	660,073
8,974		FPL Group, Inc	613,104
7,100		KeySpan Corp	278,320
3,500		Kinder Morgan, Inc	219,870
22,507	b*	Mirant Corp	9,228
1		National Grid Group plc (Spon ADR)	43
1,700		Nicor, Inc	62,390
12,600		NiSource, Inc	264,726
15,556	*	PG&E Corp	472,902
4,100		Pinnacle West Capital Corp	170,150
7,300		PPL Corp	344,414
11,700		Progress Energy, Inc	495,378
500	*	Progress Energy, Inc (Cvo)	5
11,574		Public Service Enterprise Group, Inc	493,052
11,000		Sempra Energy	398,090
29,943		Southern Co	897,691
6,800		TECO Energy, Inc	92,004
1		Texas Genco Holdings, Inc	47
15,937		TXU Corp	763,701
28,747		Waste Management, Inc	785,943
15,400		Xcel Energy, Inc	266,728

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,656,916

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.63%
18,612	*	Altera Corp	$364,237
52,513		American Power Conversion Corp	913,201
1,840	*	Atheros Communications, Inc	18,768
15,582	*	Broadcom Corp (Class A)	425,233
28,000	*	CIENA Corp	55,440
9,309	*	Comverse Technology, Inc	175,288
5,164		Emerson Electric Co	319,600
519,256		General Electric Co	17,436,616
302,757		Intel Corp	6,073,305
9,600	*	Jabil Circuit, Inc	220,800
70,000	*	JDS Uniphase Corp	235,900
15,304		Linear Technology Corp	554,617
18,800	*	Marvell Technology Group Ltd	491,244
53,823		Maxim Integrated Products, Inc	2,276,175
3,800		Maytag Corp	69,806
9	*	MIPS Technologies, Inc	51
2,700		Molex, Inc	80,514
153,367		Motorola, Inc	2,766,741
43,700	*	Novellus Systems, Inc	1,161,983
7,722	*	Nvidia Corp	112,123
8,000	*	QLogic Corp	236,880
109,788		Qualcomm, Inc	4,286,124
8,257		Rockwell Collins, Inc	306,665
20,100	*	Sanmina-SCI Corp	141,705
7,300		Scientific-Atlanta, Inc	189,216
325,409		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	2,323,420
20,253	*	Tellabs, Inc	186,125
94,569		Texas Instruments, Inc	2,012,428

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	43,434,205

ENGINEERING AND MANAGEMENT SERVICES - 1.43%
102,687	*	Accenture Ltd (Class A)	2,777,683
3,700		Fluor Corp	164,724
112,259		Monsanto Co	4,088,473
1,700		Moody's Corp	124,525
1,700		Paychex, Inc	51,255

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,206,660

FABRICATED METAL PRODUCTS - 1.48%
13,400		Danaher Corp	687,152
49,748		Illinois Tool Works, Inc	4,635,021
61,374		Masco Corp	2,119,244

		TOTAL FABRICATED METAL PRODUCTS	7,441,417

FOOD AND KINDRED PRODUCTS - 3.63%
17,923		Anheuser-Busch Cos, Inc	895,254
11,600		Campbell Soup Co	304,964
119,207		Coca-Cola Co	4,774,240
8,900		Coca-Cola Enterprises, Inc	168,210
8,825		Conagra Foods, Inc	226,891
1,600		Coors (Adolph) Co (Class B)	108,672
91,902	*	Dean Foods Co	2,758,898
18,783		General Mills, Inc	843,357
8,469		H.J. Heinz Co	305,053
12,045		Kellogg Co	513,840
140,512		PepsiCo, Inc	6,835,909

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

14,600		Sara Lee Corp	$333,756
3,600		Wrigley (Wm.) Jr Co	227,916

		TOTAL FOOD AND KINDRED PRODUCTS	18,296,960

FOOD STORES - 0.28%
17,864		Albertson's, Inc	427,486
36,405	*	Kroger Co	565,006
19,519	*	Safeway, Inc	376,912
7,200	*	Winn-Dixie Stores, Inc	22,248

		TOTAL FOOD STORES	1,391,652

FORESTRY - 0.19%
14,321		Weyerhaeuser Co	952,060

		TOTAL FORESTRY	952,060

FURNITURE AND FIXTURES - 0.07%
1,800		Johnson Controls, Inc	102,258
13,300	f	Newell Rubbermaid, Inc	266,532

		TOTAL FURNITURE AND FIXTURES	368,790

FURNITURE AND HOMEFURNISHINGS STORES - 0.72%
69,543	*	Bed Bath & Beyond, Inc	2,580,741
16,260		Best Buy Co, Inc	881,942
5,000		RadioShack Corp	143,200

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,605,883

GENERAL BUILDING CONTRACTORS - 0.15%
4	*	Cavco Industries, Inc	151
5,900		Centex Corp	297,714
2,200		KB Home	185,878
4,300		Pulte Homes, Inc	263,891

		TOTAL GENERAL BUILDING CONTRACTORS	747,634

GENERAL MERCHANDISE STORES - 4.08%
21,530		Costco Wholesale Corp	894,787
12,900		Dollar General Corp	259,935
5,168		Family Dollar Stores, Inc	140,053
8,700		Federated Department Stores, Inc	395,241
45,993	*	Kohl's Corp	2,216,403
19,742		May Department Stores Co	505,987
10,870		Sears Roebuck & Co	433,170
104,466		Target Corp	4,727,087
206,218		Wal-Mart Stores, Inc	10,970,798

		TOTAL GENERAL MERCHANDISE STORES	20,543,461

HEALTH SERVICES - 0.48%
34,490	*	Express Scripts, Inc	2,253,577
14,400	*	Tenet Healthcare Corp	155,376

		TOTAL HEALTH SERVICES	2,408,953

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.65%
2,800		Apartment Investment & Management Co (Class A)	$97,384
12,453		Equity Office Properties Trust	339,344
8,700		Equity Residential	269,700
7,900		Plum Creek Timber Co, Inc	276,737
5,300		Prologis	186,772
6,477		Simon Property Group, Inc	347,362
44,293		Washington Mutual, Inc	1,730,970

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,248,269

HOTELS AND OTHER LODGING PLACES - 0.21%
18,400		Hilton Hotels Corp	346,656
11,173		Marriott International, Inc (Class A)	580,549
3,200		Starwood Hotels & Resorts Worldwide, Inc	148,544

		TOTAL HOTELS AND OTHER LODGING PLACES	1,075,749

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.95%
38,689		3M Co	3,093,959
50,199	*	Applied Materials, Inc	827,782
40,631		Baker Hughes, Inc	1,776,387
17,321		Caterpillar, Inc	1,393,474
365,743	*	Cisco Systems, Inc	6,619,948
12,512		Deere & Co	807,650
222,798	*	Dell, Inc	7,931,609
23,000	*	EMC Corp	265,420
95,971	*	Emulex Corp	1,105,586
3	*	FMC Technologies, Inc	100
114,988		Hewlett-Packard Co	2,156,025
74,145		International Business Machines Corp	6,357,192
34,641	*	Network Appliance, Inc	796,743
4	*	PalmOne, Inc	122
4,500		Pitney Bowes, Inc	198,450
48	*	Riverstone Networks, Inc	43
20,100	*	Solectron Corp	99,495
4,800		Symbol Technologies, Inc	60,672
49,900		Tyco International Ltd	1,529,934

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	35,020,591

INSTRUMENTS AND RELATED PRODUCTS - 3.18%
23,200	*	Agilent Technologies, Inc	500,424
40,425	*	Boston Scientific Corp	1,606,085
14,124		Eastman Kodak Co	455,075
39,328		Guidant Corp	2,597,221
136	*	KLA-Tencor Corp	5,641
62,058		Medtronic, Inc	3,220,810
4,900		PerkinElmer, Inc	84,378
22,151		Raytheon Co	841,295
56,403	*	St. Jude Medical, Inc	4,245,454
30,988	*	Zimmer Holdings, Inc	2,449,292

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,005,675

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
4,500		AON Corp	129,330
8,044		Marsh & McLennan Cos, Inc	368,093

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	497,423

INSURANCE CARRIERS - 5.26%
4,469		ACE Ltd	179,028
27,377		Aetna, Inc	2,735,784
19,056		Aflac, Inc	747,186
19,626		Allstate Corp	941,852

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

2,000		Ambac Financial Group, Inc	$159,900
124,959		American International Group, Inc	8,495,962
25,583	*	Anthem, Inc	2,232,117
3,674		Chubb Corp	258,209
6,873		Cigna Corp	478,567
4,072		Cincinnati Financial Corp	167,848
6,100		Jefferson-Pilot Corp	302,926
8,573		Lincoln National Corp	402,931
1,700		Loews Corp	99,450
2,000		MBIA, Inc	116,420
23,649		MetLife, Inc	914,034
11,400		Principal Financial Group	410,058
26,252		Prudential Financial, Inc	1,234,894
100,346		Safeco Corp	4,580,795
33,120		St. Paul Travelers Cos, Inc	1,094,947
5,500		Torchmark Corp	292,490
24,530		UnumProvident Corp	384,876
3,277		XL Capital Ltd (Class A)	242,465

		TOTAL INSURANCE CARRIERS	26,472,739

LEATHER AND LEATHER PRODUCTS - 0.31%
36,621	*	Coach, Inc	1,553,463

		TOTAL LEATHER AND LEATHER PRODUCTS	1,553,463

METAL MINING - 0.21%
8,400		Freeport-McMoRan Copper & Gold, Inc (Class A)	340,200
15,400		Newmont Mining Corp	701,162

		TOTAL METAL MINING	1,041,362

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
4,300		Hasbro, Inc	80,840
21,205		Mattel, Inc	384,447

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	465,287

MISCELLANEOUS RETAIL - 0.65%
32,276	*	eBay, Inc	2,967,455
12,100	*	Office Depot, Inc	181,863
3,300		Tiffany & Co	101,442

		TOTAL MISCELLANEOUS RETAIL	3,250,760

MOTION PICTURES - 1.36%
283,305	*	Time Warner, Inc	4,572,543
101,967		Walt Disney Co	2,299,356

		TOTAL MOTION PICTURES	6,871,899

NONDEPOSITORY INSTITUTIONS - 3.59%
120,057		American Express Co	6,178,133
101,989		Fannie Mae	6,466,103
11,818		Freddie Mac	771,006
185,493		MBNA Corp	4,674,424

		TOTAL NONDEPOSITORY INSTITUTIONS	18,089,666

OIL AND GAS EXTRACTION - 0.77%
2,000		Anadarko Petroleum Corp	132,720
27,812		Apache Corp	1,393,659
31,964		Burlington Resources, Inc	1,304,131
5,000		Devon Energy Corp	355,050

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

6,000		Marathon Oil Corp	$247,680
9,917		Unocal Corp	426,431

		TOTAL OIL AND GAS EXTRACTION	3,859,671

PAPER AND ALLIED PRODUCTS - 0.37%
23,834		International Paper Co	963,132
13,800		Kimberly-Clark Corp	891,342

		TOTAL PAPER AND ALLIED PRODUCTS	1,854,474

PERSONAL SERVICES - 0.01%
678		Cintas Corp	28,503

		TOTAL PERSONAL SERVICES	28,503

PETROLEUM AND COAL PRODUCTS - 5.44%
39,444		ChevronTexaco Corp	2,115,776
53,814		ConocoPhillips	4,458,490
376,403		ExxonMobil Corp	18,191,557
116,353		Lyondell Chemical Co	2,613,288

		TOTAL PETROLEUM AND COAL PRODUCTS	27,379,111

PRIMARY METAL INDUSTRIES - 0.02%
8,441	*	Andrew Corp	103,318

		TOTAL PRIMARY METAL INDUSTRIES	103,318

PRINTING AND PUBLISHING - 0.22%
13,109		Gannett Co, Inc	1,098,010
2		Tribune Co	82

		TOTAL PRINTING AND PUBLISHING	1,098,092

RAILROAD TRANSPORTATION - 0.28%
34,600	*	ADC Telecommunications, Inc	62,626
17,961		Burlington Northern Santa Fe Corp	688,086
4,965		CSX Corp	164,838
5,900		Norfolk Southern Corp	175,466
5,760		Union Pacific Corp	337,536

		TOTAL RAILROAD TRANSPORTATION	1,428,552

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
7,200		Tupperware Corp	122,256

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	122,256

SECURITY AND COMMODITY BROKERS - 2.16%
5,074		Bear Stearns Cos, Inc	487,967
69,568		Charles Schwab Corp	639,330
5,000		Federated Investors, Inc (Class B)	142,200
6,300		Franklin Resources, Inc	351,288
37,710		Goldman Sachs Group, Inc	3,516,080
9,300		Janus Capital Group, Inc	126,573
17,975		Lehman Brothers Holdings, Inc	1,432,967
28,600		Merrill Lynch & Co, Inc	1,421,992
54,379		Morgan Stanley	2,680,885
1,976	*	Piper Jaffray Cos	78,230

		TOTAL SECURITY AND COMMODITY BROKERS	10,877,512

TIAA-CREF Mutual Funds - Growth & Income Fund

SHARES			VALUE

TOBACCO PRODUCTS - 1.26%
101,319		Altria Group, Inc	$4,766,046
10,363		Reynolds American, Inc	705,099
21,153		UST, Inc	851,620

		TOTAL TOBACCO PRODUCTS	6,322,765

TRANSPORTATION BY AIR - 0.14%
2,565	*	AMR Corp	18,801
5,849	*	Continental Airlines, Inc (Class B)	49,833
41,611	*	Northwest Airlines Corp	341,626
23,109		Southwest Airlines Co	314,745

		TOTAL TRANSPORTATION BY AIR	725,005

TRANSPORTATION EQUIPMENT - 3.41%
58,775		Autoliv, Inc	2,374,510
41,114		Boeing Co	2,122,305
16,982		Delphi Corp	157,763
64,544		Ford Motor Co	906,843
9,575		General Dynamics Corp	977,608
31,658		General Motors Corp	1,344,832
2,000		Genuine Parts Co	76,760
1,800		Goodrich Corp	56,448
22,314		Lockheed Martin Corp	1,244,675
12,952		Northrop Grumman Corp	690,730
77,380		United Technologies Corp	7,225,744

		TOTAL TRANSPORTATION EQUIPMENT	17,178,218

TRUCKING AND WAREHOUSING - 1.20%
79,425		United Parcel Service, Inc (Class B)	6,029,946

		TOTAL TRUCKING AND WAREHOUSING	6,029,946

WHOLESALE TRADE-DURABLE GOODS - 1.58%
141,683		Johnson & Johnson	7,981,003

		TOTAL WHOLESALE TRADE-DURABLE GOODS	7,981,003

WHOLESALE TRADE-NONDURABLE GOODS - 0.14%
6,570		AmerisourceBergen Corp	352,875
12,953		McKesson Corp	332,244

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	685,119

		TOTAL COMMON STOCK	501,545,570
		(Cost $498,039,128)

		TOTAL PORTFOLIO -99.61%	501,549,250
		(Cost $498,042,057)

		OTHER ASSETS & LIABILITIES, NET - 0.39%	2,018,346

		NET ASSETS - 100.00%	$503,567,596

	*	Non-income producing
	b	In bankruptcy
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not

		For ease of presentation, we have grouped a number of classification categories together in the
		Statement of Investments. Note that the funds use more specific industry categories following
		their investment limitations on industry concentration.

TIAA-CREF Mutual Funds -Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES/PRINCIPAL			VALUE

CORPORATE BOND - 0.00%
REAL ESTATE - 0.00%
$2,000	*	Brookfield Homes Corp 12.00% 06/30/20	$2,060
		TOTAL REAL ESTATE	2,060

		TOTAL CORPORATE BOND	2,060
		(Cost $1,650)

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
189	*	NiSource, Inc (Sails)	482

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	482

		TOTAL PREFERRED STOCK	482
		(Cost $384)

COMMON STOCK - 99.66%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
200		Alico, Inc	8,520
1,045		Delta & Pine Land Co	27,954
144	*	John B. Sanfilippo & Son	3,773

		TOTAL AGRICULTURAL PRODUCTION-CROPS	40,247

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
10		Seaboard Corp	5,860

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	5,860

AMUSEMENT AND RECREATION SERVICES - 0.20%
1,525	*	Alliance Gaming Corp	22,967
334	*	Argosy Gaming Co	13,093
450	*	Aztar Corp	11,925
8,388	*	Caesars Entertainment, Inc	140,080
273		Churchill Downs, Inc	10,688
305		Dover Downs Gaming & Entertainment, Inc	3,138
151		Dover Motorsport, Inc	648
568	*	Gaylord Entertainment Co	17,608
3,363		Harrah's Entertainment, Inc	178,172
879		International Speedway Corp (Class A)	43,862
543	*	Isle Of Capri Casinos, Inc	10,518
432	*	Lakes Entertainment, Inc	4,527
1,100	*	Magna Entertainment Corp (Class A)	5,995
1,000	*	MTR Gaming Group, Inc	9,320
570	*	Multimedia Games, Inc	8,835
901	*	Penn National Gaming, Inc	36,400
2,074	*	Six Flags, Inc	11,283
587		Speedway Motorsports, Inc	19,565
1,072		Station Casinos, Inc	52,571
700	*	Sunterra Corp	6,671
886	*	WMS Industries, Inc	22,761
325		World Wrestling Federation Entertainment, Inc	3,972

		TOTAL AMUSEMENT AND RECREATION SERVICES	634,599

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

APPAREL AND ACCESSORY STORES - 0.56%
2,654		Abercrombie & Fitch Co (Class A)	$83,601
1,561	*	Aeropostale, Inc	40,898
1,517		American Eagle Outfitters, Inc	55,901
1,968	*	AnnTaylor Stores Corp	46,051
165		Bebe Stores, Inc	3,485
100		Buckle, Inc	2,747
444		Burlington Coat Factory Warehouse Corp	9,426
269	*	Cache, Inc	4,035
792	*	Casual Male Retail Group, Inc	4,150
457		Cato Corp (Class A)	10,168
327	*	Charlotte Russe Holding, Inc	3,754
1,571	*	Charming Shoppes, Inc	11,186
2,511	*	Chico's FAS, Inc	85,876
933		Christopher & Banks Corp	14,937
2,312		Claire's Stores, Inc	57,892
58		Deb Shops, Inc	1,415
618	*	Dress Barn, Inc	10,784
290		Finish Line, Inc (Class A)	8,967
4,196		Foot Locker, Inc	99,445
1,033	b*	Footstar, Inc	3,228
16,590		Gap, Inc	310,233
646	*	Genesco, Inc	15,213
216		Goody's Family Clothing, Inc	1,819
510	*	Gymboree Corp	7,344
866	*	Hot Topic, Inc	14,757
455	*	Jo-Ann Stores, Inc	12,758
222	*	JOS A. Bank Clothiers, Inc	6,145
11,073		Limited Brands, Inc	246,817
2,903		Nordstrom, Inc	111,011
333		Oshkosh B'gosh, Inc (Class A)	6,727
2,109	*	Pacific Sunwear Of California, Inc	44,394
1,721	*	Payless Shoesource, Inc	17,434
3,966		Ross Stores, Inc	92,963
98	*	Shoe Carnival, Inc	1,155
473	*	Stage Stores, Inc	16,186
646		Talbots, Inc	16,014
13,259		TJX Cos, Inc	292,228
963	*	Too, Inc	17,401
1,320	*	Urban Outfitters, Inc	45,408

		TOTAL APPAREL AND ACCESSORY STORES	1,833,953

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
1,079	*	Collins & Aikman Corp	4,510
371	*	Columbia Sportswear Co	20,220
543	*	DHB Industries, Inc	7,711
420	*	Guess?, Inc	7,480
54	*	Hampshire Group Ltd	1,704
644	*	Hartmarx Corp	4,778
3,614		Jones Apparel Group, Inc	129,381
705		Kellwood Co	25,697
3,160		Liz Claiborne, Inc	119,195
310		Oxford Industries, Inc	11,548
685		Phillips-Van Heusen Corp	15,262
1,221		Polo Ralph Lauren Corp	44,408
1,457	*	Quiksilver, Inc	37,037
2,513		VF Corp	124,268
900	*	Warnaco Group, Inc	20,007

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	573,206

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.04%
262	*	Amerco, Inc	$9,935
346		Central Parking Corp	4,574
391	*	Dollar Thrifty Automotive Group, Inc	9,513
659	*	Exide Technologies	10,445
730	*	Midas, Inc	11,826
109	*	Monro Muffler Brake, Inc	2,382
1,748		Ryder System, Inc	82,226

		TOTAL AUTO REPAIR, SERVICES AND PARKING	130,901

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
1,705	*	Advance Auto Parts	58,652
109	*	America's Car Mart, Inc	3,679
500	*	Asbury Automotive Group, Inc	6,750
5,222	*	Autonation, Inc	89,192
1,631	*	Autozone, Inc	125,995
3,064	*	Carmax, Inc	66,029
1,757	*	Copart, Inc	33,260
892	*	CSK Auto Corp	11,881
457	*	Group 1 Automotive, Inc	12,467
500		Lithia Motors, Inc (Class A)	10,630
328	*	MarineMax, Inc	7,387
1,228	*	O'Reilly Automotive, Inc	47,020
300		Sonic Automotive, Inc	6,015
505		United Auto Group, Inc	12,670
441	*	West Marine, Inc	9,429

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	501,056

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.13%
200		Building Materials Holding Corp	5,504
395	*	Central Garden & Pet Co	12,095
1,610		Fastenal Co	92,736
59,841		Home Depot, Inc	2,345,767
2,901		Louisiana-Pacific Corp	75,281
20,986		Lowe's Cos	1,140,589

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,671,972

BUSINESS SERVICES - 6.86%
698	*	@Road, Inc	2,946
612	*	24/7 Real Media, Inc	2,344
11,799	*	3Com Corp	49,792
825		Aaron Rents, Inc	17,952
1,217		ABM Industries, Inc	24,523
942	*	ActivCard Corp	5,784
4,047	*	Activision, Inc	56,132
1,457	*	Actuate Corp	5,143
1,973		Acxiom Corp	46,839
862	*	Administaff, Inc	10,085
6,670		Adobe Systems, Inc	329,965
794	*	Advent Software, Inc	13,363
839		Advo, Inc	25,959
3,228	*	Affiliated Computer Services, Inc (Class A)	179,703
800	*	Agile Software Corp	6,344
3,320	*	Akamai Technologies, Inc	46,646
919	*	Alliance Data Systems Corp	37,275
585	*	Altiris, Inc	18,515
791	*	AMN Healthcare Services, Inc	9,452
174	*	Ansoft Corp	2,767
393	*	Ansys, Inc	19,544
705	*	Anteon International Corp	25,838
2,300	*	Aquantive, Inc	22,195
999	*	Arbitron, Inc	36,573
1,822	*	Ariba, Inc	17,017

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

600	*	Armor Holdings, Inc	$24,966
1,837	*	Ascential Software Corp	24,744
798	*	Asiainfo Holdings, Inc	3,894
1,346	*	Ask Jeeves, Inc	44,028
1,043	*	Aspect Communications Corp	10,357
695	*	Aspen Technology, Inc	4,858
1,169	*	Autobytel, Inc	10,486
3,314		Autodesk, Inc	161,160
15,825		Automatic Data Processing, Inc	653,889
9,135	*	BEA Systems, Inc	63,123
3,607	*	Bisys Group, Inc	52,698
252	*	Blue Coat Systems, Inc	3,629
6,170	*	BMC Software, Inc	97,548
2,400	*	Borland Software Corp	20,040
479		Brady Corp (Class A)	23,361
1,480		Brink's Co	44,652
8,166	*	Brocade Communications Systems, Inc	46,138
945	*	CACI International, Inc (Class A)	49,877
7,917	*	Cadence Design Systems, Inc	103,238
905	*	Captaris, Inc	3,855
570	*	Carreker Corp	4,338
1,041		Catalina Marketing Corp	24,026
388	*	CCC Information Services Group, Inc	6,864
462		CDI Corp	9,471
27,352		Cendant Corp	590,803
3,921	*	Ceridian Corp	72,186
931	*	Cerner Corp	40,275
1,658		Certegy, Inc	61,694
2,240	*	Checkfree Corp	61,981
2,463	*	ChoicePoint, Inc	105,047
2,018	*	Chordiant Software, Inc	5,872
1,170	*	Ciber, Inc	8,798
4,757	*	Citrix Systems, Inc	83,343
373	*	Clarus Corp	3,264
9,912	*	CMGI, Inc	11,994
3,399	*	CNET Networks, Inc	31,101
3,406	*	Cognizant Technology Solutions Corp	103,917
12,993		Computer Associates International, Inc	341,716
167		Computer Programs & Systems, Inc	3,350
5,236	*	Computer Sciences Corp	246,616
11,171	*	Compuware Corp	57,531
515	*	Concord Communications, Inc	4,596
615	*	Concur Technologies, Inc	6,451
3,438	*	Convergys Corp	46,172
914	*	Corillian Corp	4,214
485	*	CoStar Group, Inc	23,857
565	*	Covansys Corp	6,520
1,733	*	CSG Systems International, Inc	26,706
274	*	Cyberguard Corp	1,619
769	*	Cybersource Corp	3,714
1,276		Deluxe Corp	52,342
704	*	Dendrite International, Inc	11,348
100	*	Digimarc Corp	904
988	*	Digital Insight Corp	13,466
898	*	Digital River, Inc	26,742
173	*	DigitalNet Holdings, Inc	5,227
3,627	*	DoubleClick, Inc	21,436
2,039	*	DST Systems, Inc	90,674
2,022	*	Dun & Bradstreet Corp	118,691
1,500	*	E.piphany, Inc	6,045
3,901	*	Earthlink, Inc	40,180
570	*	Echelon Corp	4,492
774	*	Eclipsys Corp	12,074
313	*	eCollege.com, Inc	3,020
352	*	Education Lending Group, Inc	5,203
1,052	*	eFunds Corp	19,557

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

154		Electro Rent Corp	$1,700
8,080	*	Electronic Arts, Inc	371,599
13,061		Electronic Data Systems Corp	253,253
597	*	Embarcadero Technologies, Inc	5,051
6,422	*	Enterasys Networks, Inc	10,275
1,790	*	Entrust, Inc	4,529
1,073	*	Epicor Software Corp	12,908
350	*	EPIQ Systems, Inc	5,453
3,617		Equifax, Inc	95,344
273	*	Equinix, Inc	8,400
632	*	eSpeed, Inc (Class A)	6,213
2,903	*	Extreme Networks, Inc	12,918
900	*	F5 Networks, Inc	27,414
535		Factset Research Systems, Inc	25,787
1,966		Fair Isaac Corp	57,407
1,189	*	Filenet Corp	20,760
548	*	FindWhat.com	10,264
23,364		First Data Corp	1,016,334
5,363	*	Fiserv, Inc	186,954
1,043	*	Getty Images, Inc	57,678
667		Gevity HR, Inc	10,258
500	*	Google, Inc (Class A)	64,800
4		Grey Global Group, Inc	3,980
545	*	GSI Commerce, Inc	4,801
3,168		GTECH Holdings Corp	80,214
1,141	*	Harris Interactive, Inc	7,519
339		Healthcare Services Group	6,088
472	*	Heidrick & Struggles International, Inc	13,603
1,902		Henry (Jack) & Associates, Inc	35,701
2,682	*	Homestore, Inc	6,195
280	*	Hudson Highland Group, Inc	8,173
1,121	*	Hyperion Solutions Corp	38,103
38	*	IAC/InterActiveCorp Wts 02/04/09	754
453	*	IDX Systems Corp	14,700
900	*	iGate Corp	3,312
1,081		Imation Corp	38,473
6,384		IMS Health, Inc	152,705
442	*	Infocrossing, Inc	6,990
1,584	*	Informatica Corp	9,266
899	*	Infospace, Inc	42,604
814	*	infoUSA, Inc	7,253
196	*	Innovative Solutions & Support, Inc	4,808
861	*	Interactive Data Corp	16,204
718	*	Intergraph Corp	19,508
1,072	*	Internet Capital Group, Inc	6,925
1,031	*	Internet Security Systems, Inc	17,527
77		Interpool, Inc	1,432
11,049	*	Interpublic Group Of Cos, Inc	117,009
199	*	Intersections, Inc	2,915
1,025	*	Interwoven, Inc	7,421
388	*	Intrado, Inc	3,923
4,807	*	Intuit, Inc	218,238
1,244	*	Ipass, Inc	7,452
295	*	iPayment, Inc	11,847
2,919	*	Iron Mountain, Inc	98,808
749	*	iVillage, Inc	4,494
844	*	JDA Software Group, Inc	9,132
14,225	*	Juniper Networks, Inc	335,710
440	*	Jupitermedia Corp	7,832
1,789	*	Keane, Inc	27,479
567		Kelly Services, Inc (Class A)	15,145
700	*	Keynote Systems, Inc	9,912
719	*	Kforce, Inc	6,025
889	*	KFX ,Inc	6,854
346	*	Kinetic Concepts, Inc	18,182
983	*	Korn/Ferry International	17,920

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

774	*	Kronos, Inc	$34,280
1,234	*	Labor Ready, Inc	17,301
2,180	*	Lamar Advertising Co	90,710
1,500	*	Lawson Software, Inc	8,400
1,312	*	Lionbridge Technologies	11,270
3,200	*	Looksmart Ltd	4,704
1,970	*	Macromedia, Inc	39,558
1,186	*	Macrovision Corp	28,559
693	*	Magma Design Automation, Inc	10,450
840	*	Manhattan Associates, Inc	20,513
2,454		Manpower, Inc	109,178
498	*	Mantech International Corp (Class A)	9,323
3,554	*	Manugistics Group, Inc	8,459
670	*	MAPICS, Inc	6,064
569	*	Mapinfo Corp	6,145
160	*	MarketWatch, Inc	1,998
1,155	*	Matrixone, Inc	5,844
4,591	*	McAfee, Inc	92,279
134		McGrath RentCorp	4,898
106	*	Medical Staffing Network Holdings, Inc	651
200	*	Memberworks, Inc	5,248
1,342	*	Mentor Graphics Corp	14,715
2,409	*	Mercury Interactive Corp	84,026
2,358	*	Micromuse, Inc	8,677
244,616		Microsoft Corp	6,763,632
300	*	MicroStrategy, Inc	12,327
1,053	*	Midway Games, Inc	10,446
2,508	*	Mindspeed Technologies, Inc	5,016
2,631		MoneyGram International, Inc	44,937
2,904	*	Monster Worldwide, Inc	71,555
3,085	*	MPS Group, Inc	25,945
704	*	MRO Software, Inc	7,040
649	*	MSC.Software Corp	5,218
1,411		National Instruments Corp	42,711
103	*	National Processing, Inc	2,732
600	*	NAVTEQ Corp	21,384
645	*	NCO Group, Inc	17,383
2,599	*	NCR Corp	128,884
1,028		NDCHealth Corp	16,499
200	*	Neoforma, Inc	1,862
687	*	Netegrity, Inc	5,159
1,440	*	NETIQ Corp	15,408
271	*	Netratings, Inc	4,832
668	*	Netscout Systems, Inc	3,560
608	*	Network Equipment Technologies, Inc	4,019
1,600	*	NIC, Inc	8,576
10,882	*	Novell, Inc	68,665
5,123		Omnicom Group, Inc	374,286
335	*	Open Solutions, Inc	8,365
100	*	Opnet Technologies, Inc	1,026
1,284	*	Opsware, Inc	7,203
100,768	*	Oracle Corp	1,136,663
800	*	Packeteer, Inc	8,648
277	*	PalmSource, Inc	5,745
7,896	*	Parametric Technology Corp	41,691
700	*	PC-Tel, Inc	5,782
388	*	PDF Solutions, Inc	4,714
237	*	PDI, Inc	6,397
93	*	PEC Solutions, Inc	1,090
666	*	Pegasus Solutions, Inc	7,939
9,679	*	Peoplesoft, Inc	192,128
2,293	*	Perot Systems Corp (Class A)	36,826
645	*	Pixar	50,891
647	*	PLATO Learning, Inc	5,719
669	*	Portal Software, Inc	1,826
300	*	Portfolio Recovery Associates, Inc	8,817

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

617	*	Progress Software Corp	$12,278
169	*	Proxymed, Inc	1,685
361		QAD, Inc	2,516
88	*	Quality Systems, Inc	4,445
1,385	*	Quest Software, Inc	15,401
690	*	R.H. Donnelley Corp	34,058
438	*	Radisys Corp	6,110
2,043	*	RealNetworks, Inc	9,520
3,758	*	Red Hat, Inc	45,998
879	*	Redback Networks, Inc	4,588
200		Renaissance Learning, Inc	4,334
2,010	*	Rent-A-Center, Inc	51,979
663	*	Rent-Way, Inc	4,542
1,714	*	Retek, Inc	7,816
891	*	Rewards Network, Inc	5,943
1,943		Reynolds & Reynolds Co (Class A)	47,934
4,404		Robert Half International, Inc	113,491
646		Rollins, Inc	15,691
1,254	*	RSA Security, Inc	24,202
2,656	*	S1 Corp	21,195
669	*	SafeNet, Inc	17,648
1,800	*	Sapient Corp	13,734
535	*	Scansoft, Inc	2,183
858	*	Secure Computing Corp	6,512
1,856	*	Seebeyond Technology Corp	5,716
849	*	Serena Software, Inc	14,204
141	*	SI International, Inc	3,089
12,130	*	Siebel Systems, Inc	91,460
1,640	*	Sitel Corp	3,542
106	*	SoftBrands, Inc	122
500	*	Sohu.com, Inc	8,315
2,500	*	SonicWALL, Inc	16,900
1,568	*	Sotheby's Holdings, Inc (Class A)	24,649
311	*	Source Interlink Cos, Inc	3,023
1,706	*	Spherion Corp	13,341
330	*	SPSS, Inc	4,399
228	*	SRA International, Inc (Class A)	11,756
450		SS&C Technologies, Inc	8,789
227		Startek, Inc	7,119
472	*	Stellent, Inc	3,639
186	*	Stratasys, Inc	5,869
89,241	*	Sun Microsystems, Inc	360,534
7,763	*	SunGard Data Systems, Inc	184,527
1,022	*	SupportSoft, Inc	9,954
2,587	*	Sybase, Inc	35,675
984	*	Sykes Enterprises, Inc	4,517
8,362	*	Symantec Corp	458,907
4,066	*	Synopsys, Inc	64,365
77		Syntel, Inc	1,273
1,337	*	Take-Two Interactive Software, Inc	43,920
364		Talx Corp	8,405
1,044	*	TeleTech Holdings, Inc	9,855
1,250	*	THQ, Inc	24,325
4,305	*	TIBCO Software, Inc	36,636
376	*	Tier Technologies, Inc (Class B)	3,628
2,639	*	Titan Corp	36,867
1,127		Total System Services, Inc	28,445
466	*	TradeStation Group, Inc	2,857
1,323	*	Transaction Systems Architects, Inc (Class A)	24,588
1,400	*	Trizetto Group, Inc	8,162
1,343	*	Tumbleweed Communications Corp	3,398
1,740	*	Tyler Technologies, Inc	15,382
431	*	Ultimate Software Group, Inc	5,293
9,103	*	Unisys Corp	93,943
1,499	*	United Online, Inc	14,420
885	f*	United Rentals, Inc	14,063

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

775	*	Universal Compression Holdings, Inc	$26,404
2,227	*	Valueclick, Inc	21,023
223	*	Verint Systems, Inc	8,215
5,934	*	VeriSign, Inc	117,968
11,351	*	Veritas Software Corp	202,048
522	*	Verity, Inc	6,723
657		Viad Corp	15,591
6,873	*	Vignette Corp	9,141
131	*	Volt Information Sciences, Inc	3,769
882	*	WatchGuard Technologies, Inc	4,128
713	*	WebEx Communications, Inc	15,558
9,256	*	WebMD Corp	64,422
1,434	*	webMethods, Inc	7,629
600	*	Websense, Inc	25,002
1,947	*	Westwood One, Inc	38,492
2,000	*	Wind River Systems, Inc	24,400
578	*	Witness Systems, Inc	9,288
30,710	*	Yahoo!, Inc	1,041,376
587	*	Zix Corp	2,688

		TOTAL BUSINESS SERVICES	22,281,444

CHEMICALS AND ALLIED PRODUCTS - 10.58%
41,626		Abbott Laboratories	1,763,277
1,636	*	Abgenix, Inc	16,131
400	*	Able Laboratories, Inc	7,664
358		Aceto Corp	5,155
1,486	*	Adolor Corp	16,718
6,001		Air Products & Chemicals, Inc	326,334
646	*	Albany Molecular Research, Inc	6,202
948		Albemarle Corp	33,265
1,891		Alberto-Culver Co	82,221
618	*	Alexion Pharmaceuticals, Inc	11,124
2,524	*	Alkermes, Inc	29,127
3,566		Allergan, Inc	258,713
1,204		Alpharma, Inc (Class A)	22,021
600	*	American Pharmaceutical Partners, Inc	16,542
34,560	*	Amgen, Inc	1,958,861
2,692	*	Amylin Pharmaceuticals, Inc	55,240
1,868	*	Andrx Corp	41,768
530		Arch Chemicals, Inc	15,105
672	*	Array Biopharma, Inc	4,697
941	*	Atherogenics, Inc	31,006
680	*	Atrix Laboratories, Inc	20,869
1,624	*	Avant Immunotherapeutics, Inc	2,777
2,956		Avery Dennison Corp	194,446
12,638		Avon Products, Inc	552,028
2,065	*	Barr Pharmaceuticals, Inc	85,553
345	*	Benthley Pharmaceuticals, Inc	3,654
461	*	BioCryst Pharmaceuticals, Inc	2,351
546	*	Bioenvision, Inc	4,363
9,273	*	Biogen Idec, Inc	567,229
1,702	*	BioMarin Pharmaceutical, Inc	8,833
365	*	Biosite, Inc	17,870
440	*	Bone Care International, Inc	10,692
400	*	Bradley Pharmaceuticals, Inc	8,140
51,861		Bristol-Myers Squibb Co	1,227,550
1,871		Cabot Corp	72,164
828		Calgon Carbon Corp	5,978
463		Cambrex Corp	10,163
465	*	CancerVax Corp	3,767
922	*	Cell Genesys, Inc	8,270
1,418	*	Cell Therapeutics, Inc	9,727
1,633	*	Cephalon, Inc	78,221
1,154	*	Charles River Laboratories International, Inc	52,853

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

380	*	Chattem, Inc	$12,255
2,682	*	Chiron Corp	118,544
1,719		Church & Dwight Co, Inc	48,235
3,993		Clorox Co	212,827
14,186		Colgate-Palmolive Co	640,923
900	*	Connetics Corp	24,318
1,568	*	Corixa Corp	6,523
3,135		Crompton Corp	29,751
1,133	*	Cubist Pharmaceuticals, Inc	11,194
1,167	*	Curis, Inc	5,193
827	*	Cypress Bioscience, Inc	9,651
1,142		Cytec Industries, Inc	55,901
437	*	Cytogen Corp	4,606
213	*	Cytokinetics, Inc	2,833
1,100	*	Dade Behring Holdings, Inc	61,290
111	*	DEL Laboratories, Inc	3,663
1,627	*	Dendreon Corp	13,683
584		Diagnostic Products Corp	23,868
395	*	Digene Corp	10,254
1,316	*	Discovery Laboratories, Inc	8,817
279	*	Dov Pharmaceutical, Inc	4,782
25,010		Dow Chemical Co	1,129,952
26,671		Du Pont (E.I.) de Nemours & Co	1,141,519
855	*	Durect Corp	1,197
422	*	Dusa Pharmaceuticals, Inc	4,845
2,181		Eastman Chemical Co	103,707
4,932		Ecolab, Inc	155,062
562	*	Elizabeth Arden, Inc	11,836
1,500	*	Encysive Pharmaceuticals, Inc	13,545
1,167	*	Enzon, Inc	18,614
868	*	Eon Labs, Inc	18,836
642	*	EPIX Pharmaceuticals, Inc	12,397
3,038		Estee Lauder Cos (Class A)	126,988
192	*	Eyetech Pharmaceuticals, Inc	6,526
943		Ferro Corp	20,567
739	*	First Horizon Pharmaceutical	14,787
1,078	*	FMC Corp	52,358
10,055	*	Forest Laboratories, Inc	452,274
1,477	*	Genaera Corp	5,775
2,478	*	Genelabs Technologies	6,468
11,864	*	Genentech, Inc	621,911
1,261	*	Genta, Inc	3,392
5,992	*	Genzyme Corp	326,025
717		Georgia Gulf Corp	31,971
1,270	*	Geron Corp	7,607
11,518	*	Gilead Sciences, Inc	430,543
26,861		Gillette Co	1,121,178
1,259		Great Lakes Chemical Corp	32,230
587	*	Guilford Pharmaceuticals, Inc	2,935
790		H.B. Fuller Co	21,646
181	*	Hollis-Eden Pharmaceuticals	1,949
4,106	*	Hospira, Inc	125,644
3,724	*	Human Genome Sciences, Inc	40,629
1,608	*	ICOS Corp	38,817
938	*	Idexx Laboratories, Inc	47,594
1,100	*	Ilex Oncology, Inc	27,687
3,476	*	IMC Global, Inc	60,448
1,739	*	ImClone Systems, Inc	91,906
771	*	Immucor, Inc	19,082
1,000	*	Immunogen, Inc	5,050
2,000	*	Immunomedics, Inc	5,200
1,370	*	Impax Laboratories, Inc	21,043
1,165	*	Indevus Pharmaceuticals, Inc	8,260
1,371	*	Inkine Pharmaceutical Co	6,965
800	*	Inspire Pharmaceuticals, Inc	12,584
143		Inter Parfums, Inc	1,952

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

672	*	InterMune, Inc	$7,923
2,070		International Flavors & Fragrances, Inc	79,074
334	*	Inverness Medical Innovations, Inc	6,947
1,520	*	Invitrogen Corp	83,585
2,316	*	Isis Pharmaceuticals, Inc	11,348
623	*	Isolagen, Inc	5,887
4,902	*	IVAX Corp	93,873
6,296	*	King Pharmaceuticals, Inc	75,174
280	*	Kos Pharmaceuticals, Inc	9,971
41		Kronos Worldwide, Inc	1,628
1,171	*	KV Pharmaceutical Co (Class A)	20,961
158	*	Lannett Co, Inc	1,533
2,081	*	Ligand Pharmaceuticals, Inc (Class B)	20,852
26,053		Lilly (Eli) & Co	1,564,483
758		MacDermid, Inc	21,952
400		Mannatech, Inc	5,608
900	*	Martek Biosciences Corp	43,776
2,600	*	Medarex, Inc	19,188
1,220	*	Medicines Co	29,451
1,614		Medicis Pharmaceutical Corp (Class A)	63,011
6,627	*	MedImmune, Inc	157,060
59,283		Merck & Co, Inc	1,956,339
2,000	*	MGI Pharma, Inc	53,380
1,657	*	Millennium Chemicals, Inc	35,145
8,169	*	Millennium Pharmaceuticals, Inc	111,997
579		Minerals Technologies, Inc	34,080
7,270		Mylan Laboratories, Inc	130,860
393	*	Myogen, Inc	3,183
1,400	*	Nabi Biopharmaceuticals	18,732
152		Nature's Sunshine Products, Inc	2,306
1,623	*	NBTY, Inc	34,992
1,500	*	Nektar Therapeutics	21,720
374	*	Neose Technologies, Inc	2,805
1,057	*	Neurocrine Biosciences, Inc	49,848
703	*	Neurogen Corp	4,541
600	*	NewMarket Corp	12,528
82		NL Industries, Inc	1,501
536	*	Northfield Laboratories, Inc	7,166
885	*	Noven Pharmaceuticals, Inc	18,443
1,049	*	NPS Pharmaceuticals, Inc	22,847
222	*	Nutraceutical International Corp	3,128
798	*	Nuvelo, Inc	7,884
145		Octel Corp	3,080
1,442		Olin Corp	28,840
590	*	OM Group, Inc	21,570
1,924	*	Omnova Solutions, Inc	11,602
939	*	Onyx Pharmaceuticals, Inc	40,386
970	*	OraSure Technologies, Inc	6,111
1,200	*	OSI Pharmaceuticals, Inc	73,752
1,000	*	Pain Therapeutics, Inc	7,190
1,123	*	Palatin Technologies, Inc	3,268
915	*	Par Pharmaceutical Cos, Inc	32,876
700	*	Penwest Pharmaceuticals Co	7,903
3,541	*	Peregrine Pharmaceuticals, Inc	5,701
203,705		Pfizer, Inc	6,233,373
552	*	Pharmacyclics, Inc	5,691
200	*	Pharmion Corp	10,339
528		PolyMedica Corp	16,262
1,878	*	PolyOne Corp	14,123
607	*	Pozen, Inc	5,305
4,532		PPG Industries, Inc	277,721
1,238	*	Praecis Pharmaceuticals, Inc	2,724
8,674		Praxair, Inc	370,727
68,598		Procter & Gamble Co	3,712,524
216	*	Progenics Pharmaceuticals	3,164
2,680	*	Protein Design Labs, Inc	52,474

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

200		Quaker Chemical Corp	$4,830
1,051	*	Quidel Corp	4,761
4,110	*	Revlon, Inc (Class A)	10,357
4,207		Rohm & Haas Co	180,775
3,267		RPM International, Inc	57,663
1,014	*	Salix Pharmaceuticals Ltd	21,821
195	*	Santarus, Inc	1,769
39,353		Schering-Plough Corp	750,068
1,009	*	Sciclone Pharmaceuticals, Inc	3,592
568	*	Scotts Co (Class A)	36,437
2,410	*	Sepracor, Inc	117,560
919	*	Serologicals Corp	21,440
3,359		Sherwin-Williams Co	147,662
1,764		Sigma-Aldrich Corp	102,312
1,515	b*	Solutia, Inc	394
122		Stepan Co	2,902
1,247	*	SuperGen, Inc	7,706
375	*	SurModics, Inc	8,906
603	*	Tanox, Inc	10,173
644	*	Third Wave Technologies, Inc	4,431
700	*	United Therapeutics Corp	24,451
238	*	USANA Health Sciences, Inc	8,282
2,541		USEC, Inc	26,350
1,995		Valeant Pharmaceuticals International	48,119
1,236		Valspar Corp	57,696
1,688	*	VCA Antech, Inc	34,823
1,886	*	Vertex Pharmaceuticals, Inc	19,803
1,400	*	Vicuron Pharmaceuticals, Inc	20,552
1,559	*	Vion Pharmaceuticals, Inc	6,563
3,109	*	Watson Pharmaceuticals, Inc	91,591
928		Wellman, Inc	7,869
496		West Pharmaceutical Services, Inc	10,342
1,796	b*	WR Grace & Co	16,972
35,656		Wyeth	1,333,534
1,277	*	Zila, Inc	5,261
500	*	Zymogenetics, Inc	8,720

		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,389,184

COAL MINING - 0.08%
1,220		Arch Coal, Inc	43,298
2,040		Consol Energy, Inc	71,176
1,660		Massey Energy Co	48,024
1,484		Peabody Energy Corp	88,298

		TOTAL COAL MINING	250,796

COMMUNICATIONS - 5.19%
333	*	AirGate PCS, Inc	6,527
867	*	Airspan Networks, Inc	4,708
1,791	*	Alamosa Holdings, Inc	13,683
8,231		Alltel Corp	451,964
6,125	*	American Tower Corp (Class A)	94,019
499	*	Arch Wireless, Inc	14,336
21,259		AT&T Corp	304,429
60,148	*	AT&T Wireless Services, Inc	888,987
10,662	*	Avaya, Inc	148,628
81	*	Beasley Broadcast Group, Inc (Class A)	1,272
48,862		BellSouth Corp	1,325,137
400	*	Boston Communications Group	3,508
4,849	*	Cablevision Systems Corp (Class A)	98,338
100	*	Centennial Communications Corp	588
3,797		CenturyTel, Inc	130,009
7,200	*	Charter Communications, Inc (Class A)	19,152

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

6,901	*	Cincinnati Bell, Inc	$24,084
338	*	Citadel Broadcasting Corp	4,333
14,230		Clear Channel Communications, Inc	443,549
44,931	*	Comcast Corp (Class A)	1,268,851
12,653	*	Comcast Corp (Special Class A)	353,272
582	*	Commonwealth Telephone Enterprises, Inc	25,346
6,338	*	Cox Communications, Inc (Class A)	209,978
864	*	Cox Radio, Inc (Class A)	12,891
4,259	*	Crown Castle International Corp	63,374
240	*	Crown Media Holdings, Inc (Class A)	2,004
470		CT Communications, Inc	6,481
1,076	*	Cumulus Media, Inc (Class A)	15,484
346		D&E Communications, Inc	3,979
17,294	*	DIRECTV Group, Inc	304,201
3,100	*	Dobson Communications Corp (Class A)	4,123
6,202	*	EchoStar Communications Corp (Class A)	193,006
1,572	*	Emmis Communications Corp (Class A)	28,390
1,079	*	Entercom Communications Corp	35,240
1,058	*	Entravision Communications Corp (Class A)	8,051
168	*	Fisher Communications, Inc	8,064
3,132	*	Foundry Networks, Inc	29,723
4,663	*	Fox Entertainment Group, Inc (Class A)	129,352
1,242	*	General Communication, Inc (Class A)	11,240
882		Global Payments, Inc	47,231
336		Golden Telecom, Inc	9,586
1,071		Gray Television, Inc	12,745
981		Hearst-Argyle Television, Inc	23,985
9,152	*	IAC/InterActiveCorp	201,527
1,406	*	IDT Corp	20,499
75	*	IDT Corp (Class B)	1,127
600	*	Infonet Services Corp (Class B)	984
1,193	*	Insight Communications Co, Inc	10,498
6,659	*	Internap Network Services Corp	4,462
446	*	j2 Global Communications, Inc	14,089
15,308	*	Level 3 Communications, Inc	39,648
361		Liberty Corp	14,346
3,933	*	Liberty Media International, Inc	131,213
717	*	Lin TV Corp (Class A)	13,967
281	*	Lodgenet Entertainment Corp	3,709
114,997	*	Lucent Technologies, Inc	364,540
1,415	*	Mastec, Inc	7,429
3,516	f*	McLeodUSA, Inc Escrow	(0)
1,695	*	Mediacom Communications Corp	11,068
154	*	Metrocall Holdings, Inc	9,987
666	*	Net2Phone, Inc	2,145
284	*	Nexstar Broadcasting Group, Inc	2,420
27,448	*	Nextel Communications, Inc (Class A)	654,360
3,452	*	Nextel Partners, Inc (Class A)	57,234
1,604	*	NII Holdings, Inc (Class B)	66,101
356		North Pittsburgh Systems, Inc	7,373
600	*	Novatel Wireless, Inc	14,100
1,928	*	NTL, Inc	119,671
1,277	*	Paxson Communications Corp	1,724
168	*	Pegasus Communications Corp	1,260
1,221	*	Price Communications Corp	18,620
2,085	*	Primus Telecommunications Group	3,065
2,646	*	PTEK Holdings, Inc	22,676
40,227	*	Qwest Communications International, Inc	133,956
732	*	Radio One, Inc (Class A)	10,460
1,864	*	Radio One, Inc (Class D)	26,525
255	b*	RCN Corp	15
1,600	*	Regent Communications, Inc	9,056
461	*	Saga Communications, Inc (Class A)	7,814
270	*	Salem Communications Corp (Class A)	6,836
88,375		SBC Communications, Inc	2,293,331
288		Shenandoah Telecom Co	7,376

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,294		Sinclair Broadcast Group, Inc (Class A)	$9,446
1,300	*	Spanish Broadcasting System, Inc (Class A)	12,792
1,101	*	Spectrasite, Inc	51,197
38,058		Sprint Corp	766,108
581		SureWest Communications	16,657
1,014	*	Talk America Holdings, Inc	5,303
1,415		Telephone & Data Systems, Inc	119,101
8,454	*	Terremark Worldwide, Inc	5,411
1,074	*	Time Warner Telecom, Inc (Class A)	5,155
1,200	*	Tivo, Inc	7,944
591	*	Triton PCS Holdings, Inc (Class A)	1,513
403	*	U.S. Cellular Corp	17,389
1,981	*	Ubiquitel, Inc	7,924
9,785	*	UnitedGlobalcom, Inc (Class A)	73,094
5,944	*	Univision Communications, Inc (Class A)	187,890
73,822		Verizon Communications, Inc	2,907,110
40,936		Viacom, Inc (Class B)	1,373,812
535	*	West Corp	15,585
2,134	*	Western Wireless Corp (Class A)	54,865
1,100	*	Wireless Facilities, Inc	7,667
4,177	*	XM Satellite Radio Holdings, Inc	129,571
455	*	Young Broadcasting, Inc (Class A)	4,946

		TOTAL COMMUNICATIONS	16,879,539

DEPOSITORY INSTITUTIONS - 10.36%
187		1st Source Corp	4,795
135		ABC Bancorp	2,723
254	*	ACE Cash Express, Inc	6,614
183	*	AmericanWest Bancorp	3,459
9,322		AmSouth Bancorp	227,457
495		Anchor Bancorp Wisconsin, Inc	12,821
134		Arrow Financial Corp	4,023
3,090		Associated Banc-Corp	99,096
2,354		Astoria Financial Corp	83,543
53		Bancfirst Corp	3,398
2,175		Bancorpsouth, Inc	50,003
1,100		Bank Mutual Corp	13,200
108,640		Bank Of America Corp	4,707,371
378		Bank Of Granite Corp	7,337
1,602		Bank Of Hawaii Corp	75,695
20,699		Bank Of New York Co, Inc	603,790
800		Bank Of The Ozarks, Inc	23,784
1,300		BankAtlantic Bancorp, Inc (Class A)	23,816
4,606		Banknorth Group, Inc	161,210
1,000	*	BankUnited Financial Corp (Class A)	29,150
400		Banner Corp	11,760
14,722		BB&T Corp	584,316
145		Berkshire Hills Bancorp, Inc	5,358
605	*	BOK Financial Corp	26,989
878		Boston Private Financial Holdings, Inc	21,915
300		Bryn Mawr Bank Corp	6,024
110		Camden National Corp	3,796
321		Capital City Bank Group, Inc	12,426
133		Capital Corp of the West	5,719
120	*	Capital Crossing Bank	3,053
610		Capitol Federal Financial	19,630
337		Cascade Bancorp	6,538
1,426		Cathay General Bancorp	53,033
49		CB Bancshares, Inc	4,655
122	*	Central Coast Bancorp	2,489
264		Central Pacific Financial Corp	7,265
200		Century Bancorp, Inc (Class A)	6,350
154		Charter Financial Corp	5,225
623		Chemical Financial Corp	22,752

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,470		Chittenden Corp	$40,058
137,748		Citigroup, Inc	6,077,442
1,342		Citizens Banking Corp	43,709
523		Citizens First Bancorp, Inc	13,122
400		City Bank	13,992
463		City Holding Co	15,228
1,146		City National Corp	74,433
146		Coastal Financial Corp	2,114
150		CoBiz, Inc	2,480
3,966		Colonial Bancgroup, Inc	81,105
179		Columbia Bancorp	5,216
530		Columbia Banking System, Inc	12,609
4,647		Comerica, Inc	275,799
1,974		Commerce Bancorp, Inc	108,965
1,340		Commerce Bancshares, Inc	64,441
1,023		Commercial Capital Bancorp, Inc	23,212
1,028		Commercial Federal Corp	27,735
910		Community Bank System, Inc	22,868
396		Community Trust Bancorp, Inc	12,308
3,448		Compass Bancshares, Inc	151,091
470		Corus Bankshares, Inc	20,271
1,588		Cullen/Frost Bankers, Inc	73,794
1,014		CVB Financial Corp	22,531
759		Dime Community Bancshares	12,751
432		Downey Financial Corp	23,743
1,506		East West Bancorp, Inc	50,587
195	*	Euronet Worldwide, Inc	3,650
112		Farmers Capital Bank Corp	3,842
110		FFLC Bancorp, Inc	2,970
500		Fidelity Bankshares, Inc	18,595
12,830		Fifth Third Bancorp	631,493
500		Financial Institutions, Inc	11,205
300		First Bancorp (North Carolina)	10,116
1,032		First Bancorp (Puerto Rico)	49,846
211		First Busey Corp (Class A)	4,032
859		First Charter Corp	20,762
140		First Citizens Bancshares, Inc (Class A)	16,520
1,674		First Commonwealth Financial Corp	22,783
332		First Community Bancorp	13,612
243		First Community Bancshares, Inc	7,983
658		First Federal Capital Corp	19,898
973		First Financial Bancorp	16,619
465		First Financial Bankshares, Inc	18,674
446		First Financial Corp (Indiana)	14,013
450		First Financial Holdings, Inc	14,067
3,492		First Horizon National Corp	151,413
380		First Merchants Corp	9,367
1,305		First Midwest Bancorp, Inc	45,101
1,260		First National Bankshares of Florida, Inc	30,933
237		First Oak Brook Bancshares, Inc	7,309
200		First Of Long Island Corp	8,536
340		First Republic Bank	15,640
200		First State Bancorp	6,306
369	*	FirstFed Financial Corp	18,037
2,164		FirstMerit Corp	56,924
900		Flagstar Bancorp, Inc	19,152
600		Flushing Financial Corp	11,406
1,224		FNB Corp	27,087
179		FNB Corp (Virginia)	4,736
416		Frontier Financial Corp	14,685
3,433		Fulton Financial Corp	73,466
150		GB&T Bancshares, Inc	3,309
811		Glacier Bancorp, Inc	23,649
1,000		Gold Banc Corp, Inc	13,490
3,503		Golden West Financial Corp	388,658
250		Great Southern Bancorp, Inc	7,813

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

3,003		Greenpoint Financial Corp	$138,919
766		Hancock Holding Co	24,351
517		Hanmi Financial Corp	15,613
748		Harbor Florida Bancshares, Inc	23,263
736		Harleysville National Corp	18,039
450		Heartland Financial U.S.A., Inc	8,303
4,403		Hibernia Corp (Class A)	116,283
2,074		Hudson City Bancorp, Inc	74,125
876		Hudson River Bancorp, Inc	16,626
1,309		Hudson United Bancorp	48,237
6,461		Huntington Bancshares, Inc	160,944
183		IberiaBank Corp	10,563
283		Independent Bank Corp (Massachusetts)	8,748
449		Independent Bank Corp (Michigan)	12,123
1,708		IndyMac Bancorp, Inc	61,830
667		Integra Bank Corp	14,474
466	*	Intercept, Inc	8,728
217		Interchange Financial Services Corp	5,201
943		International Bancshares Corp	34,655
441		Irwin Financial Corp	11,387
126	*	Itla Capital Corp	5,821
94,947		JPMorgan Chase & Co	3,772,244
10,834		KeyCorp	342,354
556		Lakeland Bancorp, Inc	9,141
69		Lakeland Financial Corp	2,339
1,933		M & T Bank Corp	184,988
236		Macatawa Bank Corp	6,620
495		MAF Bancorp, Inc	21,349
400		Main Street Banks, Inc	12,240
280		MainSource Financial Group, Inc	5,740
5,856		Marshall & Ilsley Corp	235,997
443		MB Financial, Inc	17,561
600		MBT Financial Corp	11,778
11,284		Mellon Financial Corp	312,454
135		Mercantile Bank Corp	4,703
2,225		Mercantile Bankshares Corp	106,711
584		Mid-State Bancshares	15,026
427		Midwest Banc Holdings, Inc	8,207
800		Nara Bancorp, Inc	16,120
200		NASB Financial, Inc	7,884
15,790		National City Corp	609,810
5,925		National Commerce Financial Corp	202,694
582		National Penn Bancshares, Inc	18,607
194		NBC Capital Corp	4,970
1,016		NBT Bancorp, Inc	23,805
1,289		NetBank, Inc	12,903
6,833		New York Community Bancorp, Inc	140,350
1,330		NewAlliance Bancshares, Inc	19,086
4,580		North Fork Bancorp, Inc	203,581
5,385		Northern Trust Corp	219,708
255		Northwest Bancorp, Inc	5,781
88		Oak Hill Financial, Inc	3,061
375		OceanFirst Financial Corp	9,098
1,743	*	Ocwen Financial Corp	15,948
2,153		Old National Bancorp	53,481
254		Old Second Bancorp, Inc	7,104
333		Omega Financial Corp	11,522
1,362		Pacific Capital Bancorp	40,288
366		Park National Corp	46,566
678		Partners Trust Financial Group, Inc	7,024
220		Peapack Gladstone Financial Corp	6,677
68		Pennfed Financial Services, Inc	2,068
213		Pennrock Financial Services Corp	5,913
322		Peoples Bancorp, Inc	8,475
1,197		People's Bank	42,769
150		Peoples Holding Co	4,883

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

408		PFF Bancorp, Inc	$15,614
7,466		PNC Financial Services Group, Inc	403,911
443		Provident Bancorp, Inc	5,201
780		Provident Bankshares Corp	26,169
139		Provident Financial Holdings	4,031
1,599		Provident Financial Services, Inc	27,583
738		R & G Financial Corp (Class B)	28,524
12,283		Regions Financial Corp	406,076
105		Republic Bancorp, Inc (Class A) (Kentucky)	2,436
1,855		Republic Bancorp, Inc (Michigan)	28,567
691		Riggs National Corp	15,340
306		Royal Bancshares Of Pennsylvania (Class A)	7,427
701		S & T Bancorp, Inc	25,033
400		S.Y. Bancorp, Inc	9,028
158		Santander Bancorp	3,950
304		SCBT Financial Corp	8,968
485		Seacoast Banking Corp Of Florida	10,360
101		Security Bank Corp	3,535
1,048	*	Silicon Valley Bancshares	38,954
456		Simmons First National Corp (Class A)	11,664
2,886		Sky Financial Group, Inc	72,150
1,740		South Financial Group, Inc	49,068
8,823		SouthTrust Corp	367,566
1,776		Southwest Bancorp Of Texas, Inc	35,769
340		Southwest Bancorp, Inc	7,497
9,080		Sovereign Bancorp, Inc	198,126
220		State Bancorp, Inc	4,983
137		State Financial Services Corp (Class A)	3,759
9,005		State Street Corp	384,604
400		Sterling Bancorp	10,820
1,322		Sterling Bancshares, Inc	17,781
577		Sterling Financial Corp (Pennsylvania)	15,487
572	*	Sterling Financial Corp (Spokane)	20,157
330	*	Sun Bancorp, Inc (New Jersey)	7,237
6,746		SunTrust Banks, Inc	474,986
8,084		Synovus Financial Corp	211,397
3,992		TCF Financial Corp	120,918
1,326		Texas Regional Bancshares, Inc (Class A)	41,225
700		TierOne Corp	16,142
138		Trico Bancshares	2,887
2,095		Trustco Bank Corp NY	26,858
1,343		Trustmark Corp	41,740
50,480		U.S. Bancorp	1,458,872
511		U.S.B. Holding Co, Inc	12,918
1,296		UCBH Holdings, Inc	50,635
385		UMB Financial Corp	18,353
1,471		Umpqua Holdings Corp	33,186
103		Union Bankshares Corp	3,209
1,597		UnionBanCal Corp	94,558
1,161		United Bankshares, Inc	40,229
790		United Community Banks, Inc	19,173
933		United Community Financial Corp	10,608
466		Unizan Financial Corp	12,866
2,280		Valley National Bancorp	58,231
160	*	Virginia Commerce Bancorp	4,320
99		Virginia Financial Group, Inc	3,218
2,094		W Holding Co, Inc	39,786
34,994		Wachovia Corp	1,642,968
2,184		Washington Federal, Inc	54,928
378		Washington Trust Bancorp, Inc	9,885
1,357		Webster Financial Corp	67,022
44,928		Wells Fargo & Co	2,679,057
375		Wesbanco, Inc	10,905
525		West Bancorporation	8,789
463		West Coast Bancorp	9,644
942		Westamerica Bancorp	51,706

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

141	*	Western Sierra Bancorp	$4,694
1,127		Whitney Holding Corp	47,334
1,870		Wilmington Trust Corp	67,713
198	*	Wilshire Bancorp, Inc	5,976
687		Wintrust Financial Corp	39,351
200		WSFS Financial Corp	10,000
400		Yardville National Bancorp	11,640
2,321		Zions Bancorp	141,674

		TOTAL DEPOSITORY INSTITUTIONS	33,636,716

EATING AND DRINKING PLACES - 0.71%
2,086		Applebee's International, Inc	52,734
2,212		Aramark Corp (Class B)	53,398
289	*	BJ's Restaurants, Inc	4,586
945		Bob Evans Farms, Inc	25,666
2,842	*	Brinker International, Inc	88,528
131	*	Buffalo Wild Wings, Inc	3,673
599	*	California Pizza Kitchen, Inc	13,088
1,521		CBRL Group, Inc	54,878
1,131	*	CEC Entertainment, Inc	41,564
1,195	*	CKE Restaurants, Inc	13,205
579	*	Cosi, Inc	3,098
4,271		Darden Restaurants, Inc	99,600
298	*	Dave & Buster's, Inc	5,656
571		IHOP Corp	21,818
1,205	*	Jack In The Box, Inc	38,235
873	*	Krispy Kreme Doughnuts, Inc	11,052
601		Landry's Restaurants, Inc	16,401
325		Lone Star Steakhouse & Saloon, Inc	8,395
33,470		McDonald's Corp	938,164
553	*	O'Charley's, Inc	9,014
1,899		Outback Steakhouse, Inc	78,865
821	*	P.F. Chang's China Bistro, Inc	39,810
285	*	Papa John's International, Inc	8,744
964	*	Rare Hospitality International, Inc	25,691
235	*	Red Robin Gourmet Burgers, Inc	10,262
1,727		Ruby Tuesday, Inc	48,131
1,125	*	Ryan's Restaurant Group, Inc	16,695
1,821	*	Sonic Corp	46,672
1,490	*	The Cheesecake Factory, Inc	64,666
890	*	The Steak N Shake Co	15,201
461		Triarc Cos (Class A)	5,269
922		Triarc Cos (Class B)	10,575
3,364		Wendy's International, Inc	113,030
7,723		Yum! Brands, Inc	314,017

		TOTAL EATING AND DRINKING PLACES	2,300,381

EDUCATIONAL SERVICES - 0.19%
4,304	*	Apollo Group, Inc (Class A)	315,784
2,868	*	Career Education Corp	81,537
1,808	*	Corinthian Colleges, Inc	24,372
1,326	*	DeVry, Inc	27,461
1,844	*	Education Management Corp	49,124
1,353	*	ITT Educational Services, Inc	48,776
1,000	*	Laureate Education, Inc	37,220
262	*	Learning Tree International, Inc	3,694
220	*	Princeton Review, Inc	1,650
295		Strayer Education, Inc	33,928

		TOTAL EDUCATIONAL SERVICES	623,546

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.68%
16,216	*	AES Corp	$161,998
2,014		AGL Resources, Inc	61,971
3,619	*	Allegheny Energy, Inc	57,759
847		Allete, Inc	27,528
3,179		Alliant Energy Corp	79,094
6,545	*	Allied Waste Industries, Inc	57,923
5,004		Ameren Corp	230,935
10,791		American Electric Power Co, Inc	344,880
401		American States Water Co	9,985
2,786		Aqua America, Inc	61,598
5,595	*	Aquila, Inc	17,456
1,486		Atmos Energy Corp	37,432
1,238		Avista Corp	22,408
875		Black Hills Corp	24,308
444		California Water Service Group	13,040
11,345	*	Calpine Corp	32,901
442		Cascade Natural Gas Corp	9,384
553	*	Casella Waste Systems, Inc (Class A)	6,548
8,020		Centerpoint Energy, Inc	83,087
400		Central Vermont Public Service Corp	8,044
463		CH Energy Group, Inc	21,205
4,767		Cinergy Corp	188,773
8,381		Citizens Communications Co	112,222
1,455		Cleco Corp	25,084
4,719	*	CMS Energy Corp	44,925
300		Connecticut Water Service, Inc	7,932
6,312		Consolidated Edison, Inc	265,356
4,547		Constellation Energy Group, Inc	181,152
8,696		Dominion Resources, Inc	567,414
3,371		DPL, Inc	69,375
4,585		DTE Energy Co	193,441
24,467		Duke Energy Corp	560,050
2,278		Duquesne Light Holdings, Inc	40,913
205	*	Duratek, Inc	3,647
8,957	*	Dynegy, Inc (Class A)	44,695
8,462		Edison International	224,328
17,396		El Paso Corp	159,869
1,865	*	El Paso Electric Co	29,971
665		Empire District Electric Co	13,666
1,138		Energen Corp	58,664
4,293		Energy East Corp	108,098
177		EnergySouth, Inc	4,823
6,185		Entergy Corp	374,873
1,948		Equitable Resources, Inc	105,796
17,722		Exelon Corp	650,220
8,795		FirstEnergy Corp	361,299
4,905		FPL Group, Inc	335,110
2,033		Great Plains Energy, Inc	59,262
2,242		Hawaiian Electric Industries, Inc	59,503
1,026		Idacorp, Inc	29,816
4,193		KeySpan Corp	164,366
2,645		Kinder Morgan, Inc	166,159
511		Laclede Group, Inc	14,937
3,272		MDU Resources Group, Inc	86,152
461		MGE Energy, Inc	14,669
266		Middlesex Water Co	4,767
2,066		National Fuel Gas Co	58,530
729		New Jersey Resources Corp	30,181
1,577		Nicor, Inc	57,876
7,024		NiSource, Inc	147,574
3,775		Northeast Utilities	73,197
689		Northwest Natural Gas Co	21,862
1,451	*	NRG Energy, Inc	39,090

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,547		NSTAR	$75,958
616	*	NUI Corp	8,217
2,578		OGE Energy Corp	65,043
2,138		Oneok, Inc	55,631
890		Otter Tail Corp	22,695
1,085		Peoples Energy Corp	45,223
4,628		Pepco Holdings, Inc	92,097
10,733	*	PG&E Corp	326,283
977		Piedmont Natural Gas Co, Inc	42,929
2,464		Pinnacle West Capital Corp	102,256
1,795		PNM Resources, Inc	40,405
5,117		PPL Corp	241,420
6,543		Progress Energy, Inc	277,031
445	*	Progress Energy, Inc (Cvo)	4
6,259		Public Service Enterprise Group, Inc	266,633
3,195		Puget Energy, Inc	72,527
2,210		Questar Corp	101,262
8,031	*	Reliant Resources, Inc	74,929
4,010		Republic Services, Inc	119,338
800		Resource America, Inc (Class A)	18,872
3,237		SCANA Corp	120,870
5,381		Sempra Energy	194,738
3,095	*	Sierra Pacific Resources	27,700
324		SJW Corp	10,698
333		South Jersey Industries, Inc	15,901
19,632		Southern Co	588,567
1,803	*	Southern Union Co	36,962
816		Southwest Gas Corp	19,543
442		Southwest Water Co	5,415
1,060	*	Stericycle, Inc	48,654
5,187		TECO Energy, Inc	70,180
411		Texas Genco Holdings, Inc	19,173
7,973		TXU Corp	382,066
1,330		UGI Corp	49,556
345		UIL Holdings Corp	16,971
764		Unisource Energy Corp	18,603
2,227		Vectren Corp	56,076
1,137	*	Waste Connections, Inc	36,020
15,730		Waste Management, Inc	430,058
1,967		Westar Energy, Inc	39,733
950		Western Gas Resources, Inc	27,161
1,375		WGL Holdings, Inc	38,858
14,074		Williams Cos, Inc	170,295
3,553		Wisconsin Energy Corp	113,341
1,165		WPS Resources Corp	52,413
10,830		Xcel Energy, Inc	187,576

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,955,002

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.59%
722	*	Actel Corp	10,974
1,350		Adtran, Inc	30,618
609	*	Advanced Energy Industries, Inc	5,658
2,529	*	Advanced Fibre Communications, Inc	40,211
10,177	*	Advanced Micro Devices, Inc	132,301
1,672	*	Aeroflex, Inc	17,673
8,706	*	Agere Systems, Inc (Class A)	9,141
40,054	*	Agere Systems, Inc (Class B)	40,855
292	*	Alliance Semiconductor Corp	1,010
10,059	*	Altera Corp	196,855
4,978		American Power Conversion Corp	86,567
687	*	American Superconductor Corp	8,533
1,842		Ametek, Inc	55,849
3,231	*	Amkor Technology, Inc	11,793
1,353	*	Amphenol Corp (Class A)	46,354

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

10,098		Analog Devices, Inc	$391,600
700	*	Anaren Microwave, Inc	9,422
514	*	Applica, Inc	2,077
9,310	*	Applied Micro Circuits Corp	29,140
235		Applied Signal Technology, Inc	7,518
3,190	*	Arris Group, Inc	16,652
1,226	*	Artesyn Technologies, Inc	12,235
447	*	Artisan Components, Inc	13,012
261	*	Atheros Communications, Inc	2,662
12,110	*	Atmel Corp	43,838
576	*	ATMI, Inc	11,796
2,900	*	Avanex Corp	5,916
1,762		AVX Corp	20,880
810		Baldor Electric Co	19,165
257		Bel Fuse, Inc (Class B)	8,502
1,291	*	Benchmark Electronics, Inc	38,472
6,613	*	Broadcom Corp (Class A)	180,469
596		C&D Technologies, Inc	11,336
594	*	California Micro Devices Corp	4,592
563	*	Carrier Access Corp	3,913
74	*	Catapult Communications Corp	1,394
931	*	C-COR, Inc	7,867
449	*	Ceradyne, Inc	19,716
1,008	*	Checkpoint Systems, Inc	15,695
15,634	*	CIENA Corp	30,955
304	*	Comtech Telecommunications	8,238
4,626	*	Comverse Technology, Inc	87,108
12,888	*	Conexant Systems, Inc	20,750
11,700	*	Corvis Corp	9,360
2,269	*	Cree, Inc	69,273
1,104		CTS Corp	13,910
360		Cubic Corp	8,244
3,443	*	Cypress Semiconductor Corp	30,436
735	*	DDi Corp	3,726
473	*	Digital Theater Systems, Inc	8,632
166	*	Diodes, Inc	4,276
695	*	Ditech Communications Corp	15,561
215	*	Drexler Technology Corp	1,969
795	*	DSP Group, Inc	16,735
320	*	Dupont Photomasks, Inc	5,453
5,393	*	Eagle Broadband, Inc	3,883
1,002	*	Electro Scientific Industries, Inc	17,385
11,298		Emerson Electric Co	699,233
312	*	EMS Technologies, Inc	5,382
2,351	*	Energizer Holdings, Inc	108,381
200	*	Energy Conversion Devices, Inc	2,652
1,762	*	Entegris, Inc	14,695
1,198	*	ESS Technology, Inc	8,206
1,032	*	Exar Corp	14,613
2,833	*	Fairchild Semiconductor International, Inc	40,144
4,657	*	Finisar Corp	6,054
174		Franklin Electric Co, Inc	6,890
2,500	*	Freescale Semiconductor, Inc	35,750
1,189	*	FuelCell Energy, Inc	12,187
7,178	*	Gemstar-TV Guide International, Inc	40,556
282,025		General Electric Co	9,470,400
818	*	Genesis Microchip, Inc	11,043
246	*	Genlyte Group, Inc	15,840
2,670	*	GrafTech International Ltd	37,247
1,510		Harman International Industries, Inc	162,703
2,383	*	Harmonic, Inc	15,847
1,998		Harris Corp	109,770
754		Helix Technology Corp	10,251
596	*	Hexcel Corp	8,237
1,542		Hubbell, Inc (Class B)	69,128
593	*	Hutchinson Technology, Inc	15,851

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

122	*	Inet Technologies, Inc	$1,535
1,759	*	Integrated Circuit Systems, Inc	37,819
3,119	*	Integrated Device Technology, Inc	29,724
1,005	*	Integrated Silicon Solution, Inc	7,306
172,463		Intel Corp	3,459,608
1,494	*	Interdigital Communications Corp	24,382
1,877	*	International Rectifier Corp	64,381
4,054		Intersil Corp (Class A)	64,580
499		Inter-Tel, Inc	10,788
916	*	InterVoice, Inc	9,865
529	*	IXYS Corp	3,798
4,577	*	Jabil Circuit, Inc	105,271
36,159	*	JDS Uniphase Corp	121,856
2,675	*	Kemet Corp	21,641
2,526	*	Kopin Corp	10,281
2,413		L-3 Communications Holdings, Inc	161,671
2,469	*	Lattice Semiconductor Corp	12,123
254	*	Lifeline Systems, Inc	6,203
8,355		Linear Technology Corp	302,785
463	*	Littelfuse, Inc	15,987
508		LSI Industries, Inc	5,304
10,469	*	LSI Logic Corp	45,121
667	*	Magnetek, Inc	4,982
1,123	*	Mattson Technology, Inc	8,636
8,622		Maxim Integrated Products, Inc	364,624
1,861		Maytag Corp	34,187
3,375	*	McData Corp (Class A)	16,976
366	*	Medis Technologies Ltd	4,114
1,479	*	MEMC Electronic Materials, Inc	12,542
597	*	Mercury Computer Systems, Inc	16,071
507	*	Merix Corp	5,253
1,436		Methode Electronics, Inc	18,366
160	*	Metrologic Instruments, Inc	2,536
1,757	*	Micrel, Inc	18,290
5,632		Microchip Technology, Inc	151,163
15,980	*	Micron Technology, Inc	192,239
2,400	*	Microsemi Corp	33,840
1,400	*	Microtune, Inc	7,392
525	*	Microvision, Inc	3,108
1,154	*	MIPS Technologies, Inc	6,578
696	*	Mobility Electronics, Inc	5,735
3,903		Molex, Inc	116,387
245	*	Monolithic System Technology, Inc	1,063
861	*	Moog, Inc (Class A)	31,254
62,712		Motorola, Inc	1,131,324
2,667	*	MRV Communications, Inc	6,668
1,418	*	Mykrolis Corp	14,279
128		National Presto Industries, Inc	5,353
9,692		National Semiconductor Corp	150,129
1,310	*	NMS Communications Corp	6,393
4,330	*	Novellus Systems, Inc	115,135
4,462	*	Nvidia Corp	64,788
1,567	*	Omnivision Technologies, Inc	22,173
3,389	*	ON Semiconductor Corp	10,608
1,842	*	Openwave Systems, Inc	16,246
5,270	*	Oplink Communications, Inc	9,433
517	*	Optical Communication Products, Inc	1,081
347	*	OSI Systems, Inc	5,587
1,109	*	Paradyne Networks, Inc	5,101
400		Park Electrochemical Corp	8,480
271	*	Pericom Semiconductor Corp	2,618
1,081	*	Photronics, Inc	17,966
1,100	*	Pixelworks, Inc	11,011
1,135		Plantronics, Inc	49,077
1,032	*	Plexus Corp	11,393
1,364	*	Plug Power, Inc	8,743

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

557	*	PLX Technology, Inc	$4,016
4,913	*	PMC-Sierra, Inc	43,284
2,974	*	Polycom, Inc	58,945
100	*	Powell Industries, Inc	1,685
690	*	Power Integrations, Inc	14,097
1,164	*	Power-One, Inc	7,543
2,262	*	Powerwave Technologies, Inc	13,934
2,744	*	QLogic Corp	81,250
43,316		Qualcomm, Inc	1,691,057
2,424	*	Rambus, Inc	38,033
177		Raven Industries, Inc	7,868
1,138	*	Rayovac Corp	29,986
616		Regal-Beloit Corp	14,901
2,121	*	Remec, Inc	9,990
4,968	*	RF Micro Devices, Inc	31,497
4,803		Rockwell Collins, Inc	178,383
2,974	*	Polycom, Inc	58,945
100	*	Powell Industries, Inc	1,685
690	*	Power Integrations, Inc	14,097
1,164	*	Power-One, Inc	7,543
2,262	*	Powerwave Technologies, Inc	13,934
2,744	*	QLogic Corp	81,250
43,316		Qualcomm, Inc	1,691,057
2,424	*	Rambus, Inc	38,033
177		Raven Industries, Inc	7,868
1,138	*	Rayovac Corp	29,986
616		Regal-Beloit Corp	14,901
2,121	*	Remec, Inc	9,990
4,968	*	RF Micro Devices, Inc	31,497
4,803		Rockwell Collins, Inc	178,383
14,370	*	Sanmina-SCI Corp	101,309
1,163	*	SBA Communications Corp	8,141
430	*	SBS Technologies, Inc	5,246
4,163		Scientific-Atlanta, Inc	107,905
500	*	Seachange International, Inc	7,995
1,640	*	Semtech Corp	31,439
404	*	Sigmatel, Inc	8,569
1,100	*	Silicon Image, Inc	13,904
1,038	*	Silicon Laboratories, Inc	34,347
800	*	Silicon Storage Technology, Inc	5,096
122	*	Siliconix, Inc	4,371
268	*	Sipex Corp	1,407
30,061	*	Sirius Satellite Radio, Inc	96,195
3,963	*	Skyworks Solutions, Inc	37,649
467		Smith (A.O.) Corp	11,371
661	*	Spatialight, Inc	3,900
600		Spectralink Corp	5,700
398	*	Standard Microsystems Corp	6,969
176	*	Stoneridge, Inc	2,482
3,056	*	Stratex Networks, Inc	6,845
700	*	Supertex, Inc	13,601
5,522	*	Sycamore Networks, Inc	20,873
1,400	*	Symmetricom, Inc	13,244
620	*	Synaptics, Inc	12,499
1,002	*	Technitrol, Inc	19,539
1,594	*	Tekelec	26,588
12,067	*	Tellabs, Inc	110,896
1,756	*	Terayon Communication Systems, Inc	3,723
679	*	Tessera Technologies, Inc	15,006
46,177		Texas Instruments, Inc	982,647
1,194		Thomas & Betts Corp	32,023
4,194	*	Transmeta Corp	5,284
528	*	Trident Microsystems, Inc	5,317
964	*	Tripath Technology, Inc	1,639
1,342	*	Triquint Semiconductor, Inc	5,234
1,148	*	TTM Technologies, Inc	10,206

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

100	*	Ulticom, Inc	$1,477
395	*	Ultralife Batteries, Inc	4,017
400	*	Universal Display Corp	3,368
400	*	Universal Electronics, Inc	6,712
2,035	*	Utstarcom, Inc	32,784
1,329	*	Valence Technology, Inc	4,572
817	*	Varian Semiconductor Equipment Associates, Inc	25,245
3,743	*	Verso Technologies, Inc	3,556
2	*	Vialta, Inc	-
559	*	Viasat, Inc	11,236
270		Vicor Corp	2,730
3,809	*	Vishay Intertechnology, Inc	49,136
5,793	*	Vitesse Semiconductor Corp	15,815
1,200	*	Westell Technologies, Inc	6,204
1,880		Whirlpool Corp	112,969
567	*	Wilson Greatbatch Technologies, Inc	10,144
100		Woodhead Industries, Inc	1,380
9,256		Xilinx, Inc	249,912
652	*	Zhone Technologies, Inc	2,002

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	24,668,513

ENGINEERING AND MANAGEMENT SERVICES - 0.88%
500	*	Accelrys, Inc	3,260
261	*	Advisory Board Co	8,770
1,784	*	Affymetrix, Inc	54,787
1,267	*	Answerthink, Inc	6,778
600	*	Antigenics, Inc	3,618
1,934	*	Applera Corp (Celera Genomics Group)	22,608
1,473	*	Ariad Pharmaceuticals, Inc	9,854
1,443	*	Axonyx, Inc	8,153
4,932	*	BearingPoint, Inc	44,092
2,295	*	Celgene Corp	133,638
1,584	*	Century Business Services, Inc	7,112
118	*	CGI Group, Inc (Class A)	793
193	*	Charles River Associates, Inc	7,390
1,100	*	Ciphergen Biosystems, Inc	4,290
379	*	Cornell Cos, Inc	4,700
1,106		Corporate Executive Board Co	67,731
944	*	Corrections Corp Of America	33,380
1,821	*	Covance, Inc	72,785
2,253	*	CuraGen Corp	12,392
759	*	CV Therapeutics, Inc	9,488
1,224	*	Decode Genetics, Inc	9,217
656	*	DiamondCluster International, Inc	8,003
800	*	Digitas, Inc	6,184
800	*	Diversa Corp	6,680
737	*	Dyax Corp	5,631
1,615	*	eResearch Technology, Inc	21,528
2,026	*	Exelixis, Inc	16,330
169	*	Exponent, Inc	4,656
1,348	*	Exult, Inc	7,090
2,403		Fluor Corp	106,982
595	*	Forrester Research, Inc	9,068
1,106	*	FTI Consulting, Inc	20,903
1,807	*	Gartner, Inc (Class A)	21,124
100	*	Genencor International, Inc	1,605
1,478	*	Gen-Probe, Inc	58,928
11,874		Halliburton Co	400,035
500	*	Hewitt Associates, Inc	13,230
1,684	*	Incyte Corp	16,217
243	*	Infrasource Services, Inc	2,552
1,392	*	Jacobs Engineering Group, Inc	53,300
609	*	Keryx Biopharmaceuticals, Inc	6,815
474	*	Kosan Biosciences, Inc	2,730
230		Landauer, Inc	10,794

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

368	*	LECG Corp	$6,223
1,784	*	Lexicon Genetics, Inc	11,757
800	*	Lifecell Corp	8,000
563	*	Luminex Corp	4,014
797	*	Maxim Pharmaceuticals, Inc	2,128
643	*	MAXIMUS, Inc	18,525
393	*	Maxygen, Inc	3,887
7,491		Monsanto Co	272,822
3,386		Moody's Corp	248,025
800	*	Myriad Genetics, Inc	13,680
1,293	*	Navigant Consulting, Inc	28,394
350	*	Neopharm, Inc	2,996
1,709	*	Oscient Pharmaceuticals Corp	6,067
695	*	Parexel International Corp	13,622
8,905		Paychex, Inc	268,486
1,005	*	Per-Se Technologies, Inc	13,789
1,517	*	Pharmaceutical Product Development, Inc	54,612
2,477	*	Pharmos Corp	7,134
588	*	PRG-Schultz International, Inc	3,375
2,137		Quest Diagnostics, Inc	188,526
600	*	Regeneration Technologies, Inc	4,812
861	*	Regeneron Pharmaceuticals, Inc	7,473
651	*	Resources Connection, Inc	24,595
282	*	Rigel Pharmaceuticals, Inc	7,135
567	*	Seattle Genetics, Inc	3,725
8,834		Servicemaster Co	113,605
351	*	SFBC International, Inc	9,235
409	*	Sourcecorp	9,055
700	*	Symyx Technologies, Inc	16,485
125	*	Tejon Ranch Co	4,706
1,200	*	Telik, Inc	26,760
1,586	*	Tetra Tech, Inc	20,095
790	*	Transkaryotic Therapies, Inc	14,007
315	*	TRC Cos, Inc	5,913
482	*	Trimeris, Inc	7,254
596	*	URS Corp	15,901
520	*	Ventiv Health, Inc	8,814
700	*	Washington Group International, Inc	24,234
846		Watson Wyatt & Co Holdings	22,250

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,847,337

FABRICATED METAL PRODUCTS - 0.74%
922	*	Alliant Techsystems, Inc	55,781
3,462		Ball Corp	129,583
500		CIRCOR International, Inc	9,750
832		Commercial Metals Co	33,047
1,495		Crane Co	43,235
4,887	*	Crown Holdings, Inc	50,385
6,323		Danaher Corp	324,243
166	*	Drew Industries, Inc	5,951
3,956		Fortune Brands, Inc	293,100
1,036	*	Griffon Corp	21,860
100		Gulf Island Fabrication, Inc	2,230
1,444		Harsco Corp	64,836
7,132		Illinois Tool Works, Inc	664,488
733	*	Intermagnetics General Corp	16,969
2,538	*	Jacuzzi Brands, Inc	23,603
201		Lifetime Hoan Corp	2,985
11,706		Masco Corp	404,208
356	*	Mobile Mini, Inc	8,829
669	*	NCI Building Systems, Inc	21,341
1,649	*	Shaw Group, Inc	19,788
141		Silgan Holdings, Inc	6,528
362		Simpson Manufacturing Co, Inc	22,878
1,508		Snap-On, Inc	41,560

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,874		Stanley Works	$79,701
273		Sturm Ruger & Co, Inc	2,460
678	*	Taser International, Inc	25,459
1,351	*	Tower Automotive, Inc	2,824
566		Valmont Industries, Inc	11,812
280	*	Water Pik Technologies, Inc	4,172
963		Watts Water Technologies, Inc (Class A)	25,857

		TOTAL FABRICATED METAL PRODUCTS	2,419,463

FOOD AND KINDRED PRODUCTS - 3.02%
400		American Italian Pasta Co (Class A)	10,460
21,450		Anheuser-Busch Cos, Inc	1,071,428
15,362		Archer Daniels Midland Co	260,847
300	*	Boston Beer Co, Inc (Class A)	7,560
422		Cal-Maine Foods, Inc	4,629
6,166		Campbell Soup Co	162,104
56,206		Coca-Cola Co	2,251,050
6,012		Coca-Cola Enterprises, Inc	113,627
14,057		Conagra Foods, Inc	361,405
2,444	*	Constellation Brands, Inc (Class A)	93,019
580		Coors (Adolph) Co (Class B)	39,394
1,111		Corn Products International, Inc	51,217
1,501	*	Darling International, Inc	6,469
4,223	*	Dean Foods Co	126,774
4,535	*	Del Monte Foods Co	47,572
904		Flowers Foods, Inc	23,368
7,740		General Mills, Inc	347,526
9,616		H.J. Heinz Co	346,368
169	*	Hansen Natural Corp	4,076
2,712	*	Hercules, Inc	38,646
4,676		Hershey Foods Corp	218,416
2,203		Hormel Foods Corp	58,996
284	*	J & J Snack Foods Corp	12,178
1,672		J.M. Smucker Co	74,254
6,573		Kellogg Co	280,404
7,011		Kraft Foods, Inc (Class A)	222,389
732		Lancaster Colony Corp	30,865
991		Lance, Inc	16,005
274	*	M&F Worldwide Corp	3,565
3,607		McCormick & Co, Inc (Non-Vote)	123,864
283	*	Peets Coffee & Tea, Inc	6,619
4,203		Pepsi Bottling Group, Inc	114,111
1,760		PepsiAmericas Inc	33,616
45,576		PepsiCo, Inc	2,217,272
761		Pilgrim's Pride Corp	20,608
708		Ralcorp Holdings, Inc	25,559
336	*	Robert Mondavi Corp (Class A)	13,161
103		Sanderson Farms, Inc	3,445
21,144		Sara Lee Corp	483,352
1,177		Sensient Technologies Corp	25,470
2,442	*	Smithfield Foods, Inc	61,050
725		Tootsie Roll Industries, Inc	21,185
1,164		Topps Co, Inc	11,384
6,178		Tyson Foods, Inc (Class A)	98,972
4,222		Wrigley (Wm.) Jr Co	267,295

		TOTAL FOOD AND KINDRED PRODUCTS	9,811,574

FOOD STORES - 0.47%
787	*	7-Eleven, Inc	15,724
10,040		Albertson's, Inc	240,257
37		Arden Group, Inc (Class A)	3,145
229	*	Great Atlantic & Pacific Tea Co, Inc	1,397
636		Ingles Markets, Inc (Class A)	7,670
19,733	*	Kroger Co	306,256

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

947	*	Panera Bread Co (Class A)	$35,550
327	*	Pantry, Inc	8,231
1,200	*	Pathmark Stores, Inc	5,820
814		Ruddick Corp	15,987
11,918	*	Safeway, Inc	230,137
10,787	*	Starbucks Corp	490,377
314		Weis Markets, Inc	10,638
1,552		Whole Foods Market, Inc	133,146
665	*	Wild Oats Markets, Inc	5,746
2,386	*	Winn-Dixie Stores, Inc	7,373

		TOTAL FOOD STORES	1,517,454

FORESTRY - 0.13%
6,124		Weyerhaeuser Co	407,124

		TOTAL FORESTRY	407,124

FURNITURE AND FIXTURES - 0.31%
300		Bassett Furniture Industries, Inc	5,664
976		Ethan Allen Interiors, Inc	33,916
1,351		Furniture Brands International, Inc	33,883
1,898		Herman Miller, Inc	46,786
1,481		Hillenbrand Industries, Inc	74,835
1,516		HNI Corp	60,003
164		Hooker Furniture Corp	4,531
655	*	Interface, Inc (Class A)	5,253
5,234		Johnson Controls, Inc	297,344
620		Kimball International, Inc (Class B)	8,606
920		La-Z-Boy, Inc	13,966
1,871		Lear Corp	101,876
5,184		Leggett & Platt, Inc	145,670
7,322	f	Newell Rubbermaid, Inc	146,733
1,025	*	Select Comfort Corp	18,655
170		Stanley Furniture Co, Inc	7,480
1,118		Steelcase, Inc (Class A)	15,652

		TOTAL FURNITURE AND FIXTURES	1,020,853

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
8,134	*	Bed Bath & Beyond, Inc	301,853
7,103		Best Buy Co, Inc	385,267
5,664		Circuit City Stores, Inc (Circuit City Group)	86,886
707	*	Cost Plus, Inc	25,014
421	*	Electronics Boutique Holdings Corp	14,356
566	*	Gamestop Corp (Class A)	10,477
362	*	Guitar Center, Inc	15,675
768		Haverty Furniture Cos, Inc	13,471
400	*	Kirkland's, Inc	3,760
1,249	*	Linens 'n Things, Inc	28,939
1,403	*	Mohawk Industries, Inc	111,384
2,864		Pier 1 Imports, Inc	51,781
4,417		RadioShack Corp	126,503
741	*	Restoration Hardware, Inc	3,838
1,353	*	The Bombay Co, Inc	9,917
228	*	Trans World Entertainment Corp	2,228
2,516	*	Williams-Sonoma, Inc	94,476

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,285,825

GENERAL BUILDING CONTRACTORS - 0.38%
351		Beazer Homes U.S.A., Inc	37,518
3,346		Centex Corp	168,839
5,948		D.R. Horton, Inc	196,938
300	*	Dominion Homes, Inc	7,146
864	*	Hovnanian Enterprises, Inc (Class A)	34,646

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,035		KB Home	$87,447
3,154		Lennar Corp (Class A)	150,130
264		Lennar Corp (Class B)	11,563
325		Levitt Corp (Class A)	7,625
266		M/I Homes, Inc	11,289
563		MDC Holdings, Inc	41,155
200	*	Meritage Homes Corp	15,720
127	*	NVR, Inc	69,977
769	*	Palm Harbor Homes, Inc	12,958
2,946		Pulte Homes, Inc	180,796
573		Ryland Group, Inc	53,094
748		Standard-Pacific Corp	42,165
1,440	*	Toll Brothers, Inc	66,715
1,159		Walter Industries, Inc	18,567
594	*	WCI Communities, Inc	13,840
113	*	William Lyon Homes, Inc	10,046

		TOTAL GENERAL BUILDING CONTRACTORS	1,238,174

GENERAL MERCHANDISE STORES - 2.25%
1,137	*	99 Cents Only Stores	16,180
3,615	*	Big Lots, Inc	44,211
1,975	*	BJ's Wholesale Club, Inc	53,997
483	*	Brookstone, Inc	9,124
1,499		Casey's General Stores, Inc	27,866
12,319		Costco Wholesale Corp	511,978
1,455		Dillard's, Inc (Class A)	28,722
8,199		Dollar General Corp	165,210
2,856	*	Dollar Tree Stores, Inc	76,969
4,092		Family Dollar Stores, Inc	110,893
4,898		Federated Department Stores, Inc	222,516
1,283		Fred's, Inc	23,043
161	*	Gander Mountain Co	3,222
6,611		J.C. Penney Co, Inc	233,236
1,080	*	Kmart Holding Corp	94,468
8,191	*	Kohl's Corp	394,724
8,168		May Department Stores Co	209,346
1,066		Neiman Marcus Group, Inc (Class A)	61,295
373	*	Retail Ventures, Inc	2,812
2,681		Saks, Inc	32,306
5,684		Sears Roebuck & Co	226,507
494	*	ShopKo Stores, Inc	8,601
556	*	Stein Mart, Inc	8,462
24,416		Target Corp	1,104,824
329	*	Tuesday Morning Corp	10,173
68,431		Wal-Mart Stores, Inc	3,640,529

		TOTAL GENERAL MERCHANDISE STORES	7,321,214

HEALTH SERVICES - 0.79%
1,356	*	Accredo Health, Inc	31,961
307	*	Amedisys, Inc	9,195
200	*	America Service Group, Inc	8,208
704	*	American Healthways, Inc	20,493
793	*	Amsurg Corp	16,796
1,096	*	Apria Healthcare Group, Inc	29,866
3,020	*	Beverly Enterprises, Inc	22,861
500	*	Bio-Reference Labs, Inc	6,970
12,525	*	Caremark Rx, Inc	401,677
1,059	*	Community Health Systems, Inc	28,254
90	*	Corvel Corp	2,671
2,132	*	Coventry Health Care, Inc	113,785
941	*	Cross Country Healthcare, Inc	14,586
2,791	*	DaVita, Inc	86,940
152	*	Dynacq Healthcare, Inc	1,003
576	*	Enzo Biochem, Inc	8,640

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,865	*	Express Scripts, Inc	$121,859
1,826	*	First Health Group Corp	29,380
341	*	Genesis HealthCare Corp	10,370
671	*	Gentiva Health Services, Inc	10,984
12,523		HCA, Inc	477,752
7,004		Health Management Associates, Inc (Class A)	143,092
2,018		Hooper Holmes, Inc	9,041
1,000	*	Inveresk Research Group, Inc	36,890
708	*	Kindred Healthcare, Inc	17,275
480	*	LabOne, Inc	14,030
3,849	*	Laboratory Corp Of America Holdings	168,278
290		LCA-Vision, Inc	7,479
756	*	LifePoint Hospitals, Inc	22,688
2,772	*	Lincare Holdings, Inc	82,356
551	*	Magellan Health Services, Inc	20,145
2,673		Manor Care, Inc	80,083
300	*	Matria Healthcare, Inc	8,493
170	*	Medcath Corp	2,689
175		National Healthcare Corp	4,988
682	*	NeighborCare, Inc	17,289
1,126	*	OCA, Inc	5,337
431	*	Odyssey HealthCare, Inc	7,650
325		Option Care, Inc	5,028
533	*	Pediatrix Medical Group, Inc	29,235
1,128	*	Province Healthcare Co	23,598
279	*	Psychiatric Solutions, Inc	7,073
500	*	RehabCare Group, Inc	11,515
2,025	*	Renal Care Group, Inc	65,266
1,628		Select Medical Corp	21,864
100	*	Specialty Laboratories, Inc	1,050
470	*	Sunrise Senior Living, Inc	16,506
233	*	Symbion, Inc	3,752
13,516	*	Tenet Healthcare Corp	145,838
1,878	f*	Triad Hospitals, Inc	64,678
792	*	United Surgical Partners International, Inc	27,205
1,141		Universal Health Services, Inc (Class B)	49,634
309	*	VistaCare, Inc (Class A)	4,731

		TOTAL HEALTH SERVICES	2,579,027

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,209		Granite Construction, Inc	28,895
675	*	Insituform Technologies, Inc (Class A)	12,602

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	41,497

HOLDING AND OTHER INVESTMENT OFFICES - 2.72%
326	*	4Kids Entertainment, Inc	6,585
690		Acadia Realty Trust	10,178
695		Affordable Residential Communities	10,147
336		Alabama National Bancorp	20,116
53	*	Alexander's, Inc	10,552
499		Alexandria Real Estate Equities, Inc	32,794
3,401		Allied Capital Corp	82,950
2,246		AMB Property Corp	83,147
806		Amcore Financial, Inc	22,874
1,856		American Financial Realty Trust	26,188
666		American Home Mortgage Investment Corp	18,615
394		AMLI Residential Properties Trust	12,037
3,724		Annaly Mortgage Management, Inc	63,792
1,284		Anthracite Capital, Inc	14,278
257		Anworth Mortgage Asset Corp	2,925
2,490		Apartment Investment & Management Co (Class A)	86,602
469		Apollo Investment Corp	6,636
197		Arbor Realty Trust, Inc	4,373
5,210		Archstone-Smith Trust	164,844

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,596		Arden Realty, Inc	$51,998
564		Ashford Hospitality Trust, Inc	5,302
2,006		AvalonBay Communities, Inc	120,801
477		Bedford Property Investors	14,472
2,190		Boston Properties, Inc	121,304
673		Brandywine Realty Trust	19,167
1,428		BRE Properties, Inc (Class A)	54,764
2,000		Brookline Bancorp, Inc	31,340
1,113		Camden Property Trust	51,421
877		Capital Automotive REIT	27,424
637		Capital Lease Funding, Inc	7,032
77		Capital Southwest Corp	5,852
173		Capital Trust, Inc	5,034
105		Capitol Bancorp Ltd	3,081
266		Capstead Mortgage Corp	3,312
1,526		CarrAmerica Realty Corp	49,900
562		CBL & Associates Properties, Inc	34,254
463		Cedar Shopping Centers, Inc	6,459
1,174		Centerpoint Properties Trust	51,163
1,164		Chelsea Property Group, Inc	78,104
400		Cherokee, Inc	9,544
566	*	Circle Group Holdings, Inc	1,024
598		Colonial Properties Trust	24,052
1,243		Commercial Net Lease Realty, Inc	22,647
138		Community Banks, Inc	4,001
947		Community First Bankshares, Inc	30,361
1,947		Cornerstone Realty Income Trust, Inc	19,003
957		Corporate Office Properties Trust	24,518
309		Correctional Properties Trust	8,436
936		Cousins Properties, Inc	32,114
2,446		Crescent Real Estate Equities Co	38,500
567		CRT Properties, Inc	12,162
2,385		Developers Diversified Realty Corp	93,373
3,784		Duke Realty Corp	125,629
437		Eastgroup Properties, Inc	14,508
663		Entertainment Properties Trust	25,061
1,440		Equity Inns, Inc	14,227
10,976		Equity Office Properties Trust	299,096
800		Equity One, Inc	15,696
7,752		Equity Residential	240,312
644		Essex Property Trust, Inc	46,271
1,274		Federal Realty Investment Trust	56,056
1,200	*	FelCor Lodging Trust, Inc	13,572
576	*	First Acceptance Corp	4,118
378		First Indiana Corp	7,598
1,143		First Industrial Realty Trust, Inc	42,177
2,171		First Niagara Financial Group, Inc	29,048
175		First Place Financial Corp	3,500
2,119		Fremont General Corp	49,055
3,885		Friedman Billings Ramsey Group, Inc	74,204
860		Gables Residential Trust	29,369
5,847		General Growth Properties, Inc	181,257
430		German American Bancorp	7,241
236		Gladstone Capital Corp	5,360
465		Glenborough Realty Trust, Inc	9,658
789		Glimcher Realty Trust	19,173
543		Government Properties Trust, Inc	5,159
1,583		Greater Bay Bancorp	45,511
350	*	Harris & Harris Group, Inc	3,619
3,886		Health Care Property Investors, Inc	101,036
1,631		Health Care REIT, Inc	57,411
1,251		Healthcare Realty Trust, Inc	48,839
546		Heritage Property Investment Trust	15,927
974		Highland Hospitality Corp	11,104
1,624		Highwoods Properties, Inc	39,967
1,022		Home Properties, Inc	40,430

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,756		Hospitality Properties Trust	$74,612
9,120		Host Marriott Corp	127,954
5,594		HRPT Properties Trust	61,478
1,765		IMPAC Mortgage Holdings, Inc	46,420
1,857		Independence Community Bank Corp	72,516
920		Innkeepers U.S.A. Trust	11,445
1,000		Investors Real Estate Trust	10,010
900		iShares Russell 2000 Index Fund	102,465
3,122		iStar Financial, Inc	128,720
800		Kilroy Realty Corp	30,424
2,555		Kimco Realty Corp	131,072
571		Kramont Realty Trust	10,621
5,290	*	La Quinta Corp	41,262
781		LaSalle Hotel Properties	21,556
1,140		Lexington Corporate Properties Trust	24,749
2,452		Liberty Property Trust	97,688
355		LTC Properties, Inc	6,351
1,028		Luminent Mortgage Capital, Inc	13,035
1,793		Macerich Co	95,549
1,812		Mack-Cali Realty Corp	80,272
956		Maguire Properties, Inc	23,240
476		Manufactured Home Communities, Inc	15,822
1,580	*	Meristar Hospitality Corp	8,611
2,141		MFA Mortgage Investments, Inc	19,719
569		Mid-America Apartment Communities, Inc	22,163
1,511		Mills Corp	78,376
1,008		Mission West Properties, Inc	10,433
500	*	MortgageIT Holdings, Inc	7,225
913		National Health Investors, Inc	25,966
1,874		Nationwide Health Properties, Inc	38,886
3,073		New Plan Excel Realty Trust	76,825
900		Newcastle Investment Corp	27,630
704		Novastar Financial, Inc	30,694
1,305		Omega Healthcare Investors, Inc	14,042
435		Oriental Financial Group, Inc	11,771
1,270		Pan Pacific Retail Properties, Inc	68,707
309		Parkway Properties, Inc	14,353
1,044		Pennsylvania Real Estate Investment Trust	40,361
4,929		Plum Creek Timber Co, Inc	172,663
7,050		Popular, Inc	185,415
848		Post Properties, Inc	25,355
1,029		Prentiss Properties Trust	37,044
618		Price Legacy Corp	11,711
400		PrivateBancorp, Inc	10,784
4,823		Prologis	169,963
450		Prosperity Bancshares, Inc	12,024
437		PS Business Parks, Inc	17,414
2,174		Public Storage, Inc	107,722
531		RAIT Investment Trust	14,523
311		Ramco-Gershenson Properties	8,422
1,201		Realty Income Corp	54,081
1,677		Reckson Associates Realty Corp	48,214
250		Redwood Trust, Inc	15,605
1,304		Regency Centers Corp	60,623
2,540		Rouse Co	169,875
404		Sandy Spring Bancorp, Inc	13,211
340		Saul Centers, Inc	11,179
1,322		Senior Housing Properties Trust	23,558
1,409		Shurgard Storage Centers, Inc (Class A)	54,669
4,094		Simon Property Group, Inc	219,561
1,035		SL Green Realty Corp	53,623
372		Sovran Self Storage, Inc	14,575
5,000		SPDR Trust Series 1	558,800
278		Suffolk Bancorp	8,387
815		Summit Properties, Inc	22,046
366		Sun Communities, Inc	14,344

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,209		Susquehanna Bancshares, Inc	$29,741
383		Tanger Factory Outlet Centers, Inc	17,151
182	*	Tarragon Realty Investors, Inc	2,368
1,400		Taubman Centers, Inc	36,162
2,119		Thornburg Mortgage, Inc	61,472
222		Tompkins Trustco, Inc	10,276
559		Town & Country Trust	14,227
2,631		Trizec Properties, Inc	42,017
558		U.S. Restaurant Properties, Inc	9,425
3,488		United Dominion Realty Trust, Inc	69,167
288		Universal Health Realty Income Trust	8,726
562		Urstadt Biddle Properties, Inc (Class A)	8,565
2,492		Ventas, Inc	64,593
2,422		Vornado Realty Trust	151,811
23,128		Washington Mutual, Inc	903,842
1,105		Washington Real Estate Investment Trust	33,482
873		Waypoint Financial Corp	24,069
2,101		Weingarten Realty Investors	69,354
300		Westfield Financial, Inc	7,080
600		Winston Hotels, Inc	6,420

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,831,103

HOTELS AND OTHER LODGING PLACES - 0.34%
196		Ameristar Casinos, Inc	5,929
458	*	Bluegreen Corp	5,098
820	*	Boca Resorts, Inc (Class A)	15,227
836		Boyd Gaming Corp	23,533
506		Choice Hotels International, Inc	29,141
241	*	Empire Resorts, Inc	1,808
9,942		Hilton Hotels Corp	187,307
1,649		Mandalay Resort Group	113,204
485		Marcus Corp	9,443
5,180		Marriott International, Inc (Class A)	269,153
1,930	*	MGM Mirage	95,825
788	*	Pinnacle Entertainment, Inc	10,874
684	*	Prime Hospitality Corp	8,324
5,630		Starwood Hotels & Resorts Worldwide, Inc	261,345
584	*	Vail Resorts, Inc	10,553
932	*	Wynn Resorts Ltd	48,175

		TOTAL HOTELS AND OTHER LODGING PLACES	1,094,939

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.76%
20,927		3M Co	1,673,532
128	*	Aaon, Inc	2,227
568	*	Actuant Corp	23,407
2,884	*	Adaptec, Inc	21,918
1,946	*	Advanced Digital Information Corp	16,930
2,124	*	AGCO Corp	48,045
313		Albany International Corp (Class A)	9,331
5,031	*	American Standard Cos, Inc	195,756
10,419	*	Apple Computer, Inc	403,736
45,066	*	Applied Materials, Inc	743,138
455	*	Astec Industries, Inc	8,700
177	*	ASV, Inc	6,625
1,413	*	Asyst Technologies, Inc	7,220
814	*	Authentidate Holding Corp	4,933
1,183	*	Avocent Corp	30,793
2,844	*	Axcelis Technologies, Inc	23,548
9,004		Baker Hughes, Inc	393,655
2,319		Black & Decker Corp	179,583
472		Black Box Corp	17,440
681		Briggs & Stratton Corp	55,297
1,285	*	Brooks Automation, Inc	18,183
200	*	Bucyrus International, Inc (Class A)	6,720

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

328		Cascade Corp	$9,105
9,126		Caterpillar, Inc	734,187
2,247	*	Cirrus Logic, Inc	10,718
180,271	*	Cisco Systems, Inc	3,262,905
1,497	*	Cooper Cameron Corp	82,095
2,413	*	Cray, Inc	8,518
1,073		Cummins, Inc	79,284
361	*	Cuno, Inc	20,848
1,006	*	Cymer, Inc	28,832
6,656		Deere & Co	429,645
67,609	*	Dell, Inc	2,406,880
1,867		Diebold, Inc	87,189
2,272		Donaldson Co, Inc	64,502
1,200	*	Dot Hill Systems Corp	9,624
5,467		Dover Corp	212,502
88	*	Dril-Quip, Inc	1,962
4,104		Eaton Corp	260,235
1,285	*	Electronics For Imaging, Inc	20,868
64,656	*	EMC Corp	746,130
1,718	*	Emulex Corp	19,791
465		Engineered Support Systems, Inc	21,223
549	*	EnPro Industries, Inc	13,253
565	*	Esterline Technologies Corp	17,283
448	*	FalconStor Software, Inc	3,338
368	*	Flanders Corp	3,161
1,541	*	Flowserve Corp	37,261
1,696	*	FMC Technologies, Inc	56,646
841	*	FSI International, Inc	3,515
498	*	Gardner Denver, Inc	13,730
6,285	*	Gateway, Inc	31,111
100	*	General Binding Corp	1,404
303	*	Global Power Equipment Group, Inc	2,245
125		Gorman-Rupp Co	2,545
2,025		Graco, Inc	67,838
2,416	*	Grant Prideco, Inc	49,504
81,368		Hewlett-Packard Co	1,525,650
465	*	Hydril	19,972
1,347	*	Hypercom Corp	9,941
1,320		IDEX Corp	44,827
885	*	InFocus Corp	8,107
44,975		International Business Machines Corp	3,856,157
9,436		International Game Technology	339,224
471	*	Intevac, Inc	2,958
1,363		Iomega Corp	6,338
2,492		ITT Industries, Inc	199,335
1,166		JLG Industries, Inc	19,589
1,390		Joy Global, Inc	47,788
277	*	Kadant, Inc	5,086
816		Kaydon Corp	23,476
1,026		Kennametal, Inc	46,324
700	*	Komag, Inc	9,730
1,778	*	Kulicke & Soffa Industries, Inc	10,046
3,947	*	Lam Research Corp	86,360
1,100		Lennox International, Inc	16,434
3,475	*	Lexmark International, Inc	291,935
1,041		Lincoln Electric Holdings, Inc	32,646
347		Lindsay Manufacturing Co	9,310
200		Lufkin Industries, Inc	7,444
398		Manitowoc Co, Inc	14,113
5,887	*	Maxtor Corp	30,612
308	*	Maxwell Technologies, Inc	3,175
427	*	Micros Systems, Inc	21,380
126		Middleby Corp	6,634
218	*	Milacron, Inc	680
584		Modine Manufacturing Co	17,584
108		Nacco Industries, Inc (Class A)	9,304

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

2,350	*	National-Oilwell, Inc	$77,221
609	*	Netgear, Inc	7,442
8,387	*	Network Appliance, Inc	192,901
806		Nordson Corp	27,670
900	*	Oil States International, Inc	16,830
613	*	Omnicell, Inc	8,104
300	*	Overland Storage, Inc	4,197
3,490		Pall Corp	85,435
1,177	*	PalmOne, Inc	35,828
3,212		Parker Hannifin Corp	189,058
628	*	Paxar Corp	14,243
2,966		Pentair, Inc	103,543
6,196		Pitney Bowes, Inc	273,244
568	*	Planar Systems, Inc	6,367
703	*	Presstek, Inc	6,798
590	*	ProQuest Co	15,163
3,577	*	Quantum Corp	8,263
115		Robbins & Myers, Inc	2,530
3,966	*	Sandisk Corp	115,490
45		Sauer-Danfoss, Inc	769
234		Schawk, Inc	3,400
2,129	*	Scientific Games Corp (Class A)	40,664
200	*	Semitool, Inc	1,518
7,352	*	Silicon Graphics, Inc	10,513
567	*	Simpletech, Inc	2,075
2,627	*	Smith International, Inc	159,538
23,884	*	Solectron Corp	118,226
1,998		SPX Corp	70,729
344		Standex International Corp	8,428
805		Stewart & Stevenson Services, Inc	14,224
3,251	*	Storage Technology Corp	82,120
7,073		Symbol Technologies, Inc	89,403
367		Tecumseh Products Co (Class A)	15,366
234		Tennant Co	9,484
1,088	*	Terex Corp	47,219
546		Thomas Industries, Inc	17,144
1,676		Timken Co	41,263
670		Toro Co	45,761
241	*	Transact Technologies, Inc	6,230
810	*	Ultratech, Inc	12,693
902	*	UNOVA, Inc	12,673
647	*	Veeco Instruments, Inc	13,568
5,786	*	Western Digital Corp	50,859
300		Woodward Governor Co	20,247
21,461	*	Xerox Corp	302,171
4,980	*	Xybernaut Corp	5,578
1,239		York International Corp	39,140
1,684	*	Zebra Technologies Corp (Class A)	102,741

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,966,824

INSTRUMENTS AND RELATED PRODUCTS - 3.14%
492	*	Abaxis, Inc	6,401
429	*	Abiomed, Inc	3,797
266	*	ADE Corp	4,531
436	*	Advanced Medical Optics, Inc	17,253
488	*	Advanced Neuromodulation Systems, Inc	14,811
12,958	*	Agilent Technologies, Inc	279,504
900	*	Aksys Ltd	4,275
1,500	*	Align Technology, Inc	22,920
568	*	American Medical Systems Holdings, Inc	20,601
223		Analogic Corp	9,297
5,435		Applera Corp (Applied Biosystems Group)	102,558
356		Arrow International, Inc	10,644
700	*	Arthrocare Corp	20,503
249	*	Aspect Medical Systems, Inc	4,504

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

500	*	August Technology Corp	$3,435
2,866		Bard (C.R.), Inc	162,302
1,584		Bausch & Lomb, Inc	105,257
16,420		Baxter International, Inc	528,067
1,704		Beckman Coulter, Inc	95,628
6,888		Becton Dickinson & Co	356,110
312		BEI Technologies, Inc	8,549
506		Biolase Technology, Inc	4,129
6,906		Biomet, Inc	323,753
432	*	Bio-Rad Laboratories, Inc (Class A)	22,075
17,686	*	Boston Scientific Corp	702,665
446	*	Bruker BioSciences Corp	1,543
414	*	Candela Corp	4,778
1,933	*	Cardiac Science, Inc	3,711
800	*	Cardiodynamics International Corp	3,680
1,175	*	Cepheid, Inc	10,129
124	*	Closure Medical Corp	1,766
1,131		Cognex Corp	29,632
793	*	Coherent, Inc	20,570
475		Cohu, Inc	7,021
500	*	Cole National Corp	13,855
465	*	Conceptus, Inc	4,311
987	*	Conmed Corp	25,958
1,030		Cooper Cos, Inc	70,607
2,710	*	Credence Systems Corp	19,512
700	*	CTI Molecular Imaging, Inc	5,649
867	*	Cyberonics, Inc	17,739
209	*	Cyberoptics Corp	3,227
2,908	*	Cytyc Corp	70,228
446		Datascope Corp	16,636
2,255		Dentsply International, Inc	117,125
594	*	Depomed, Inc	3,101
360	*	Dionex Corp	19,692
503	*	DJ Orthopedics, Inc	8,878
345	*	DRS Technologies, Inc	12,917
7,790		Eastman Kodak Co	250,994
656		EDO Corp	18,204
1,437	*	Edwards Lifesciences Corp	48,140
866	*	Encore Medical Corp	4,313
618	*	Endocardial Solutions, Inc	7,150
300	*	ESCO Technologies, Inc	20,328
159	*	Exactech, Inc	3,252
245	*	Excel Technology, Inc	6,326
298	*	Faro Technologies, Inc	6,061
815	*	FEI Co	16,104
2,962	*	Fisher Scientific International, Inc	172,773
947	*	Flir Systems, Inc	55,400
781	*	Formfactor, Inc	15,128
1,312	*	Fossil, Inc	40,593
8,439		Guidant Corp	557,312
364	*	Haemonetics Corp	11,954
564	*	Hanger Orthopedic Group, Inc	2,826
463	*	Herley Industries, Inc	8,653
463	*	Hologic, Inc	8,922
283	*	ICU Medical, Inc	7,369
511	*	I-Flow Corp	7,399
300		II-VI, Inc	10,503
819	*	Illumina, Inc	4,840
1,017	*	Inamed Corp	48,480
1,170	*	Input/Output, Inc	12,063
454	*	Integra LifeSciences Holding	14,578
837	*	Intuitive Surgical, Inc	20,716
737		Invacare Corp	33,902
458	*	Invision Technologies, Inc	20,605
461	*	Ionics, Inc	12,447
500	*	Ista Pharmaceuticals, Inc	6,095

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

593	*	Itron, Inc	$10,348
995	*	Ixia	9,671
328		Keithley Instruments, Inc	5,724
207	*	Kensey Nash Corp	5,421
5,543	*	KLA-Tencor Corp	229,924
261	*	KVH Industries, Inc	1,884
655	*	Kyphon, Inc	16,231
509	*	Laserscope	10,317
219	*	LeCroy Corp	3,659
1,994	*	Lexar Media, Inc	16,730
1,706	*	LTX Corp	9,229
301	*	Measurement Specialties, Inc	7,480
208	*	Medical Action Industries, Inc	3,459
32,340		Medtronic, Inc	1,678,446
1,244		Mentor Corp	41,898
814	*	Merit Medical Systems, Inc	12,300
1,088	*	Mettler-Toledo International, Inc	51,375
267	*	Micro Therapeutics, Inc	1,135
1,370	*	Millipore Corp	65,555
672		Mine Safety Appliances Co	27,364
854	*	MKS Instruments, Inc	13,083
369	*	Molecular Devices Corp	8,697
824		Movado Group, Inc	14,008
779		MTS Systems Corp	16,554
958	*	Nanogen, Inc	3,669
1,300	*	Newport Corp	14,911
609		Oakley, Inc	7,247
432	*	Ocular Sciences, Inc	20,723
1,941	*	Orbital Sciences Corp	22,166
883	*	Orthologic Corp	6,216
1,142	*	Orthovita, Inc	5,110
338	*	Palomar Medical Technologies, Inc	7,409
3,347		PerkinElmer, Inc	57,635
500	*	Photon Dynamics, Inc	10,150
1,605	*	Pinnacle Systems, Inc	6,693
500	*	Possis Medical, Inc	7,830
972	*	RAE Systems, Inc	5,424
11,653		Raytheon Co	442,581
812	*	Resmed, Inc	38,659
724	*	Respironics, Inc	38,691
4,937		Rockwell Automation, Inc	191,062
311	*	Rofin-Sinar Technologies, Inc	9,137
1,002		Roper Industries, Inc	57,575
500	*	Rudolph Technologies, Inc	8,370
309	*	Sirf Technology Holdings, Inc	4,397
649	*	Sola International, Inc	12,363
519	*	Sonic Innovations, Inc	2,367
491	*	Sonic Solutions, Inc	8,013
600	*	SonoSite, Inc	15,630
4,812	*	St. Jude Medical, Inc	362,199
722	*	Star Scientific, Inc	4,274
2,032	*	Steris Corp	44,582
7,742		Stryker Corp	372,235
1,064	*	Sybron Dental Specialties, Inc	31,590
100		Sypris Solutions, Inc	1,365
1,152	*	Techne Corp	43,983
2,234		Tektronix, Inc	74,281
773		Teleflex, Inc	32,853
5,361	*	Teradyne, Inc	71,837
4,661	*	Thermo Electron Corp	125,940
1,256	*	Thermogenesis	6,029
1,349	*	Thoratec Corp	12,977
1,427	*	Trimble Navigation Ltd	45,093
775	*	TriPath Imaging, Inc	6,340
152		United Industrial Corp	4,999
396	*	Urologix, Inc	2,503

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

3,662	*	Varian Medical Systems, Inc	$126,595
804	*	Varian, Inc	30,447
351	*	Ventana Medical Systems, Inc	17,704
1,005	*	Viasys Healthcare, Inc	16,814
644	*	Viisage Technology, Inc	3,703
1,413	*	Visx, Inc	29,108
81		Vital Signs, Inc	2,590
3,268	*	Waters Corp	144,119
514	*	Wright Medical Group, Inc	12,912
544		X-Rite, Inc	7,926
300		Young Innovations, Inc	9,900
6,559	*	Zimmer Holdings, Inc	518,423
300	*	Zoll Medical Corp	10,017
424	*	Zygo Corp	4,295

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,221,417

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
8,265		AON Corp	237,536
1,468		Brown & Brown, Inc	67,088
454	*	Clark, Inc	6,147
364		Crawford & Co (Class B)	2,439
2,879		Gallagher (Arthur J.) & Co	95,381
998		Hilb, Rogal & Hamilton Co	36,148
13,938		Marsh & McLennan Cos, Inc	637,803
7,335	*	Medco Health Solutions, Inc	226,652
446		National Financial Partners Corp	15,958
993	*	USI Holdings Corp	13,554

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,338,706

INSURANCE CARRIERS - 4.97%
637		21st Century Insurance Group	8,504
4,098		Aetna, Inc	409,513
13,738		Aflac, Inc	538,667
1,285		Alfa Corp	17,939
84	*	Alleghany Corp	22,924
1,604	*	Allmerica Financial Corp	43,116
18,764		Allstate Corp	900,484
2,811		Ambac Financial Group, Inc	224,739
1,014		American Financial Group, Inc	30,308
61,354		American International Group, Inc	4,171,458
307	*	American Medical Security Group, Inc	9,821
300	*	American Physicians Capital, Inc	9,186
531	*	AMERIGROUP Corp	29,869
1,153		AmerUs Group Co	47,273
3,893	*	Anthem, Inc	339,664
463	*	Argonaut Group, Inc	8,644
1,570		Assurant, Inc	40,820
437		Baldwin & Lyons, Inc (Class B)	11,030
1,875		Berkley (W.R.) Corp	79,050
426		Bristol West Holdings, Inc	7,302
571	*	Centene Corp	24,313
849	*	Ceres Group, Inc	4,627
5,103		Chubb Corp	358,639
3,805		Cigna Corp	264,942
4,097		Cincinnati Financial Corp	168,878
1,210	*	Citizens, Inc	7,224
643	*	CNA Financial Corp	15,438
362	*	CNA Surety Corp	3,837
659		Commerce Group, Inc	31,896
3,168	*	Conseco, Inc	55,947
1,291	*	Danielson Holdings Corp	7,862
835		Delphi Financial Group, Inc (Class A)	33,542
241		Direct General Corp	6,970
88		Donegal Group, Inc	1,690

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

870		Erie Indemnity Co (Class A)	$44,387
579		FBL Financial Group, Inc (Class A)	15,164
4,338		Fidelity National Financial, Inc	165,278
213	*	Financial Industries Corp	1,811
2,010		First American Corp	61,968
226	*	FPIC Insurance Group, Inc	5,842
3,279		Genworth Financial, Inc	76,401
101		Great American Financial Resources, Inc	1,544
695		Harleysville Group, Inc	14,359
7,789		Hartford Financial Services Group, Inc	482,373
1,472		HCC Insurance Holdings, Inc	44,381
3,013	*	Health Net, Inc	74,481
415	*	HealthExtras, Inc	5,785
887		Horace Mann Educators Corp	15,593
4,096	*	Humana, Inc	81,838
180		Independence Holding Co	3,181
582		Infinity Property & Casualty Corp	17,186
3,757		Jefferson-Pilot Corp	186,573
91		Kansas City Life Insurance Co	3,874
221		Landamerica Financial Group, Inc	10,056
1,650		Leucadia National Corp	93,473
4,736		Lincoln National Corp	222,592
3,893		Loews Corp	227,741
239	*	Markel Corp	73,708
3,822		MBIA, Inc	222,479
753		Mercury General Corp	39,826
10,839		MetLife, Inc	418,927
2,553		MGIC Investment Corp	169,902
306		Midland Co	8,369
29	*	National Western Life Insurance Co (Class A)	4,724
1,683		Nationwide Financial Services, Inc (Class A)	59,090
300	*	Navigators Group, Inc	8,772
329		Odyssey Re Holdings Corp	7,297
1,897	*	Ohio Casualty Corp	39,704
4,835		Old Republic International Corp	121,020
2,282	*	Pacificare Health Systems, Inc	83,749
270		Penn-America Group, Inc	3,675
302	*	Philadelphia Consolidated Holding Corp	16,646
3,272		Phoenix Cos, Inc	34,094
90	*	Pico Holdings, Inc	1,713
1,362	*	PMA Capital Corp (Class A)	10,283
2,734		PMI Group, Inc	110,946
370		Presidential Life Corp	6,357
8,491		Principal Financial Group	305,421
737	*	ProAssurance Corp	25,810
5,922		Progressive Corp	501,890
1,841		Protective Life Corp	72,370
14,147		Prudential Financial, Inc	665,475
2,530		Radian Group, Inc	116,962
834		Reinsurance Group Of America, Inc	34,361
488		RLI Corp	18,324
3,950		Safeco Corp	180,318
282		Safety Insurance Group, Inc	6,269
742		Selective Insurance Group, Inc	27,602
625	*	Sierra Health Services, Inc	29,956
17,767		St. Paul Travelers Cos, Inc	587,377
848		Stancorp Financial Group, Inc	60,378
374		State Auto Financial Corp	10,827
432		Stewart Information Services Corp	17,021
3,001		Torchmark Corp	159,593
598		Transatlantic Holdings, Inc	32,501
263	*	Triad Guaranty, Inc	14,591
928		UICI	30,383
199		United Fire & Casualty Co	11,409
17,845		UnitedHealth Group, Inc	1,315,890
1,533		Unitrin, Inc	63,727

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

320	*	Universal American Financial Corp	$4,138
8,425		UnumProvident Corp	132,188
1,016		Vesta Insurance Group, Inc	4,562
600	*	WellChoice, Inc	22,398
4,335	*	Wellpoint Health Networks, Inc	455,565
19		Wesco Financial Corp	6,679
300		Zenith National Insurance Corp	12,693

		TOTAL INSURANCE CARRIERS	16,159,956

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
400	*	Geo Group, Inc	8,180

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	8,180

LEATHER AND LEATHER PRODUCTS - 0.10%
469		Brown Shoe Co, Inc	11,753
5,378	*	Coach, Inc	228,135
648		K-Swiss, Inc (Class A)	12,474
268	*	Steven Madden Ltd	4,730
513	*	Timberland Co (Class A)	29,138
75		Weyco Group, Inc	2,775
1,071		Wolverine World Wide, Inc	26,989

		TOTAL LEATHER AND LEATHER PRODUCTS	315,994

LEGAL SERVICES - 0.00%
173	*	Pre-Paid Legal Services, Inc	4,443

		TOTAL LEGAL SERVICES	4,443

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,998	*	Laidlaw International, Inc	32,867

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	32,867

LUMBER AND WOOD PRODUCTS - 0.12%
174		American Woodmark Corp	6,442
2,253	*	Champion Enterprises, Inc	23,183
347		Deltic Timber Corp	13,807
7,152		Georgia-Pacific Corp	257,114
1,567		Rayonier, Inc	70,891
134		Skyline Corp	5,367
455		Universal Forest Products, Inc	15,561

		TOTAL LUMBER AND WOOD PRODUCTS	392,365

METAL MINING - 0.31%
301	*	Cleveland-Cliffs, Inc	24,342
3,181	*	Coeur D'alene Mines Corp	15,078
4,028		Freeport-McMoRan Copper & Gold, Inc (Class A)	163,134
4,323	*	Hecla Mining Co	32,163
10,758		Newmont Mining Corp	489,812
2,543		Phelps Dodge Corp	234,032
429		Royal Gold, Inc	7,327
317		Southern Peru Copper Corp	16,376
1,834	*	Stillwater Mining Co	28,427

		TOTAL METAL MINING	1,010,691

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
870		Blyth, Inc	26,883
1,930		Callaway Golf Co	20,400
400	*	Daktronics, Inc	9,780
221		Escalade, Inc	3,070

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

3,526		Hasbro, Inc	$66,289
2,086	*	Identix, Inc	13,893
815	*	Jakks Pacific, Inc	18,745
1,500	*	K2, Inc	21,465
492	*	Leapfrog Enterprises, Inc	9,963
11,356		Mattel, Inc	205,884
699		Nautilus Group, Inc	15,790
652	*	Oneida Ltd	1,017
300		Penn Engineering & Manufacturing Corp	5,586
360	*	RC2 Corp	11,844
239		Russ Berrie & Co, Inc	4,816
670	*	Shuffle Master, Inc	25,098
189	f*	Steinway Musical Instruments, Inc	5,141
963	*	Yankee Candle Co, Inc	27,888

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	493,552

MISCELLANEOUS RETAIL - 1.42%
505	*	1-800-Flowers.com, Inc (Class A)	4,192
564	*	AC Moore Arts & Crafts, Inc	13,948
918	*	Alloy, Inc	3,479
8,155	*	Amazon.com, Inc	333,213
1,303	*	Barnes & Noble, Inc	48,211
500	*	Big 5 Sporting Goods Corp	11,400
109		Blair Corp	3,072
105	*	Blue Nile, Inc	3,536
2,294		Borders Group, Inc	56,891
996		Cash America International, Inc	24,362
783	*	Coldwater Creek, Inc	16,341
10,668		CVS Corp	449,443
849	*	Dick's Sporting Goods, Inc	30,241
1,400	*	Drugstore.com, Inc	4,788
13,928	*	eBay, Inc	1,280,540
300	*	Friedman's, Inc (Class A)	618
600		Hancock Fabrics, Inc	7,188
659	*	Hibbett Sporting Goods, Inc	13,503
550	*	Jill (J.) Group, Inc	10,918
1,017		Longs Drug Stores Corp	24,611
1,494	*	Marvel Enterprises, Inc	21,753
2,010		Michaels Stores, Inc	119,012
682		MSC Industrial Direct Co (Class A)	23,243
9,039	*	Office Depot, Inc	135,856
2,539		Omnicare, Inc	72,006
306	*	Overstock.com, Inc	11,239
200	*	Party City Corp	2,954
121	*	PC Connection, Inc	831
219	*	PC Mall, Inc	3,349
998	*	Petco Animal Supplies, Inc	32,595
4,111		Petsmart, Inc	116,711
719	*	Priceline.com, Inc	15,940
12,886	*	Rite Aid Corp	45,359
251	*	Sharper Image Corp	5,384
225	*	Sports Authority, Inc	5,220
490		Stamps.com, Inc	6,517
13,428		Staples, Inc	400,423
3,670		Tiffany & Co	112,816
6,166	*	Toys 'R' Us, Inc	109,373
394	*	Valuevision International, Inc (Class A)	5,276
27,432		Walgreen Co	982,889
253		World Fuel Services Corp	9,057
1,466	*	Zale Corp	41,195

		TOTAL MISCELLANEOUS RETAIL	4,619,493

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

MOTION PICTURES - 1.20%
834	*	AMC Entertainment, Inc	$15,963
884	*	Avid Technology, Inc	41,433
900		Blockbuster, Inc (Class A)	6,831
216		Carmike Cinemas, Inc	7,605
1,323	*	Hollywood Entertainment Corp	13,058
72,273	*	Liberty Media Corp (Class A)	630,221
1,594		Metro-Goldwyn-Mayer, Inc	18,443
650		Movie Gallery, Inc	11,395
683	*	NetFlix, Inc	10,532
371	*	Reading International, Inc	2,968
947		Regal Entertainment Group (Class A)	18,088
117,195	*	Time Warner, Inc	1,891,527
54,797		Walt Disney Co	1,235,672

		TOTAL MOTION PICTURES	3,903,736

NONDEPOSITORY INSTITUTIONS - 2.35%
460	*	Accredited Home Lenders Holding Co	17,719
1,075		Advanta Corp (Class A)	24,510
1,873		American Capital Strategies Ltd	58,700
30,114		American Express Co	1,549,666
4,438	*	AmeriCredit Corp	92,665
261		Asta Funding, Inc	4,226
372		Beverly Hills Bancorp, Inc	3,887
6,509		Capital One Financial Corp	481,015
1,071	*	CapitalSource, Inc	23,926
1,377		CharterMac	30,280
5,466		CIT Group, Inc	204,374
629	*	CompuCredit Corp	11,712
15,297		Countrywide Financial Corp	602,549
183	*	Credit Acceptance Corp	3,466
2,470		Doral Financial Corp	102,431
342	*	Encore Capital Group, Inc	6,447
25,936		Fannie Mae	1,644,342
210	*	Federal Agricultural Mortgage Corp (Class C)	4,660
441	*	Financial Federal Corp	16,529
330	*	First Cash Financial Services, Inc	6,610
18,370		Freddie Mac	1,198,459
30,303		MBNA Corp	763,636
776		MCG Capital Corp	13,471
908	*	Metris Cos, Inc	8,880
228	*	Nelnet, Inc	5,103
760	*	New Century Financial Corp	45,767
7,803	*	Providian Financial Corp	121,259
11,911		SLM Corp	531,231
126		Student Loan Corp	17,861
370		Westcorp	15,732
295	*	WFS Financial, Inc	13,732
401	*	World Acceptance Corp	9,323

		TOTAL NONDEPOSITORY INSTITUTIONS	7,634,168

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
401		Amcol International Corp	7,667
2,830		Vulcan Materials Co	144,189
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	151,856

OIL AND GAS EXTRACTION - 1.88%
6,750		Anadarko Petroleum Corp	447,930
8,700		Apache Corp	435,957
362	*	Atwood Oceanics, Inc	17,209
568		Berry Petroleum Co (Class A)	20,863
4,251		BJ Services Co	222,795

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

625	*	Brigham Exploration Co	$5,875
10,649		Burlington Resources, Inc	434,479
686		Cabot Oil & Gas Corp (Class A)	30,801
944	*	Cal Dive International, Inc	33,625
353	*	Callon Petroleum Co	4,476
532	*	Cheniere Energy, Inc	10,512
6,821		Chesapeake Energy Corp	107,976
962	*	Cimarex Energy Co	33,612
92	*	Clayton Williams Energy, Inc	1,972
377	*	Comstock Resources, Inc	7,887
447	*	Delta Petroleum Corp	5,829
1,540	*	Denbury Resources, Inc	39,116
6,550		Devon Energy Corp	465,116
1,544		Diamond Offshore Drilling, Inc	50,937
365	*	Edge Petroleum Corp	5,829
235	*	Encore Acquisition Co	8,108
565	*	Energy Partners Ltd	9,198
4,345		ENSCO International, Inc	141,951
3,343		EOG Resources, Inc	220,137
1,320	*	Evergreen Resources, Inc	52,866
1,291	*	Forest Oil Corp	38,885
753	*	FX Energy, Inc	6,807
2,729	*	Global Industries Ltd	16,865
3,722	*	Grey Wolf, Inc	18,201
1,730	*	Hanover Compressor Co	23,269
612	*	Harvest Natural Resources, Inc	10,159
1,583		Helmerich & Payne, Inc	45,416
339	*	Houston Exploration Co	20,120
1,324	b*	KCS Energy, Inc	18,417
3,818		Kerr-McGee Corp	218,581
2,747	*	Key Energy Services, Inc	30,354
1,792	*	Magnum Hunter Resources, Inc	20,680
58	*	Magnum Hunter Resources, Inc Wts 03/21/05	24
9,256		Marathon Oil Corp	382,088
316	*	McMoRan Exploration Co	4,117
1,700	*	Meridian Resource Corp	15,011
1,143	*	Mission Resources Corp	7,189
1,307	*	Newfield Exploration Co	80,041
1,860	*	Newpark Resources, Inc	11,160
1,804		Noble Energy, Inc	105,065
10,660		Occidental Petroleum Corp	596,214
679	*	Oceaneering International, Inc	25,014
3,446	*	Parker Drilling Co	12,647
1,987		Patina Oil & Gas Corp	58,756
4,654		Patterson-UTI Energy, Inc	88,752
390		Penn Virginia Corp	15,440
421	*	Petroleum Development Corp	18,448
3,475		Pioneer Natural Resources Co	119,818
2,021	*	Plains Exploration & Production Co	48,221
1,561		Pogo Producing Co	74,069
3,217	*	Pride International, Inc	63,664
600	*	Quicksilver Resources, Inc	19,602
1,517		Range Resources Corp	26,532
279	*	Remington Oil & Gas Corp	7,324
2,555	*	Rowan Cos, Inc	67,452
150		RPC, Inc	2,682
441	*	Seacor Smit, Inc	20,617
1,294	*	Southwestern Energy Co	54,335
300	*	Spinnaker Exploration Co	10,512
755		St. Mary Land & Exploration Co	30,057
607	*	Stone Energy Corp	26,562
1,500	*	Superior Energy Services, Inc	19,380
274	*	Swift Energy Co	6,565
790	*	Syntroleum Corp	5,546
668	*	Tetra Technologies, Inc	20,741
1,671		Tidewater, Inc	54,391

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

340	*	Todco	$5,899
464	*	Transmontaigne, Inc	2,700
1,300	*	Unit Corp	45,604
7,077		Unocal Corp	304,311
2,673	*	Varco International, Inc	71,690
1,396	*	Veritas DGC, Inc	31,801
1,767		Vintage Petroleum, Inc	35,464
822	*	W-H Energy Services, Inc	17,057
200	*	Whiting Petroleum Corp	6,080
6,607		XTO Energy, Inc	214,595

		TOTAL OIL AND GAS EXTRACTION	6,116,047

PAPER AND ALLIED PRODUCTS - 0.74%
2,762		Bemis Co	73,414
2,001		Boise Cascade Corp	66,593
1,595		Bowater, Inc	60,913
827	*	Buckeye Technologies, Inc	9,221
696	*	Caraustar Industries, Inc	11,672
780		Chesapeake Corp	18,736
1,264		Glatfelter	15,661
467	*	Graphic Packaging Corp	3,026
500		Greif, Inc (Class A)	21,075
13,025		International Paper Co	526,340
13,419		Kimberly-Clark Corp	866,733
1,295		Longview Fibre Co	19,749
5,436		MeadWestvaco Corp	173,408
1,900		Packaging Corp Of America	46,493
4,286	*	Pactiv Corp	99,650
908	f*	Playtex Products, Inc	5,720
420		Pope & Talbot, Inc	7,392
798		Potlatch Corp	37,354
446		Rock-Tenn Co (Class A)	7,020
456		Schweitzer-Mauduit International, Inc	14,774
7,198	*	Smurfit-Stone Container Corp	139,425
2,284		Sonoco Products Co	60,389
1,425		Temple-Inland, Inc	95,689
1,197		Wausau-Mosinee Paper Corp	19,930

		TOTAL PAPER AND ALLIED PRODUCTS	2,400,377

PERSONAL SERVICES - 0.19%
946	b*	Alderwoods Group, Inc	9,299
236		Angelica Corp	5,872
3,588		Cintas Corp	150,840
576	*	Coinstar, Inc	13,421
416		G & K Services, Inc (Class A)	16,532
4,714		H & R Block, Inc	232,966
400		Jackson Hewitt Tax Service, Inc	8,092
1,490		Regis Corp	59,928
8,724	*	Service Corp International	54,176
241		Unifirst Corp	6,893
1,243	*	Weight Watchers International, Inc	48,253

		TOTAL PERSONAL SERVICES	606,272

PETROLEUM AND COAL PRODUCTS - 4.40%
2,163		Amerada Hess Corp	192,507
1,959		Ashland, Inc	109,861
57,374		ChevronTexaco Corp	3,077,541
18,345		ConocoPhillips	1,519,883
524		ElkCorp	14,546
174,892		ExxonMobil Corp	8,452,530
700		Frontier Oil Corp	16,527
299	*	Giant Industries, Inc	7,266
952	*	Headwaters, Inc	29,379

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

600		Holly Corp	$15,300
1,454		Lubrizol Corp	50,308
4,110		Lyondell Chemical Co	92,311
2,302		Murphy Oil Corp	199,745
946	*	Premcor, Inc	36,421
2,100		Sunoco, Inc	155,358
1,845	*	Tesoro Petroleum Corp	54,483
3,384		Valero Energy Corp	271,431
552		WD-40 Co	15,787

		TOTAL PETROLEUM AND COAL PRODUCTS	14,311,184

PRIMARY METAL INDUSTRIES - 0.61%
3,061	*	AK Steel Holding Corp	24,978
23,329		Alcoa, Inc	783,621
2,824		Allegheny Technologies, Inc	51,538
4,336	*	Andrew Corp	53,073
1,171		Belden CDT, Inc	25,528
472	*	Brush Engineered Materials, Inc	9,775
569		Carpenter Technology Corp	27,164
500	*	Century Aluminum Co	13,865
1,781	*	CommScope, Inc	38,470
438		Curtiss-Wright Corp	25,067
250	*	Encore Wire Corp	3,310
3,523		Engelhard Corp	99,877
816	*	General Cable Corp	8,682
316		Gibraltar Steel Corp	11,427
384	*	Imco Recycling, Inc	4,378
890	*	Lone Star Technologies, Inc	33,642
774		Matthews International Corp (Class A)	26,223
1,125	*	Maverick Tube Corp	34,661
1,107		Mueller Industries, Inc	47,546
286		NN, Inc	3,275
516	*	NS Group, Inc	9,546
2,213		Nucor Corp	202,202
500	*	Oregon Steel Mills, Inc	8,315
1,860		Precision Castparts Corp	111,693
554		Quanex Corp	28,409
857	*	RTI International Metals, Inc	16,600
251		Ryerson Tull, Inc	4,310
450		Schnitzer Steel Industries, Inc (Class A)	14,558
1,067		Steel Dynamics, Inc	41,208
638		Texas Industries, Inc	32,819
185	*	Titanium Metals Corp	4,340
741		Tredegar Corp	13,486
3,413		United States Steel Corp	128,397
169	*	Wheeling-Pittsburgh Corp	5,291
2,063		Worthington Industries, Inc	44,045

		TOTAL PRIMARY METAL INDUSTRIES	1,991,319

PRINTING AND PUBLISHING - 0.85%
1,857		American Greetings Corp (Class A)	46,648
663		Banta Corp	26,354
2,742		Belo (A.H.) Corp Series A	61,805
539		Bowne & Co, Inc	7,002
299	*	Consolidated Graphics, Inc	12,528
225		Courier Corp	9,378
184		CSS Industries, Inc	5,693
1,213		Dow Jones & Co, Inc	49,260
422		Ennis, Inc	9,039
1,998		EW Scripps Co	95,464
7,364		Gannett Co, Inc	616,809
814		Harland (John H.) Co	25,519
1,803		Harte-Hanks, Inc	45,093
1,308		Hollinger International, Inc	22,615

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

185	*	Information Holdings, Inc	$5,038
1,179	*	Journal Register Co	22,283
2,140		Knight Ridder, Inc	140,063
1,558		Lee Enterprises, Inc	72,198
325	*	Martha Stewart Living Omnimedia, Inc (Class A)	5,103
487		McClatchy Co (Class A)	34,494
5,183		McGraw-Hill Cos, Inc	413,033
574		Media General, Inc (Class A)	32,115
939		Meredith Corp	48,246
4,189		New York Times Co (Class A)	163,790
550	*	Playboy Enterprises, Inc (Class B)	5,522
4,589	*	Primedia, Inc	10,784
227		Pulitzer, Inc	11,214
5,587		R.R. Donnelley & Sons Co	174,985
2,243		Reader's Digest Association, Inc (Class A)	32,725
1,013	*	Scholastic Corp	31,292
338		Standard Register Co	3,549
300		Thomas Nelson, Inc	5,865
6,633		Tribune Co	272,948
1,194	*	Valassis Communications, Inc	35,319
159		Washington Post Co (Class B)	146,280
1,476		Wiley (John) & Sons, Inc (Class A)	47,158

		TOTAL PRINTING AND PUBLISHING	2,747,211

RAILROAD TRANSPORTATION - 0.43%
25,278	*	ADC Telecommunications, Inc	45,753
9,946		Burlington Northern Santa Fe Corp	381,031
5,708		CSX Corp	189,506
585		Florida East Coast Industries	21,967
490	*	Genesee & Wyoming, Inc (Class A)	12,407
1,658	*	Kansas City Southern Industries, Inc	25,152
10,616		Norfolk Southern Corp	315,720
6,861		Union Pacific Corp	402,055

		TOTAL RAILROAD TRANSPORTATION	1,393,591

REAL ESTATE - 0.08%
90	*	Avatar Holdings, Inc	3,821
2,738		Catellus Development Corp	72,584
151		Consolidated-Tomoka Land Co	5,252
765		Forest City Enterprises, Inc (Class A)	42,152
1,014	*	Jones Lang LaSalle, Inc	33,472
532		LNR Property Corp	32,936
1,116		St. Joe Co	53,311
2,339	*	Stewart Enterprises, Inc (Class A)	16,256
991	*	Trammell Crow Co	15,579

		TOTAL REAL ESTATE	275,363

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
415	*	Applied Films Corp	7,474
919		Aptargroup, Inc	40,408
248		Bandag, Inc	10,862
2,154		Cooper Tire & Rubber Co	43,446
252	f*	Deckers Outdoor Corp	8,568
4,711	*	Goodyear Tire & Rubber Co	50,596
935	*	Jarden Corp	34,118
232		Myers Industries, Inc	2,540
4,429		Nike, Inc (Class B)	349,005
168		Quixote Corp	3,239
1,445		Reebok International Ltd	53,060
1,126		Schulman (A.), Inc	24,817
2,243	*	Sealed Air Corp	103,963
499	*	Skechers U.S.A., Inc (Class A)	7,245
757		Spartech Corp	19,001

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

200	*	Trex Co, Inc	$8,856
1,467		Tupperware Corp	24,910

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	792,108

SECURITY AND COMMODITY BROKERS - 1.96%
2,247		A.G. Edwards, Inc	77,791
1,025	*	Affiliated Managers Group, Inc	54,879
6,560	*	Ameritrade Holding Corp	78,786
2,861		Bear Stearns Cos, Inc	275,142
172		BKF Capital Group, Inc	5,040
500		Blackrock, Inc	36,745
26,636		Charles Schwab Corp	244,785
831		Chicago Mercantile Exchange	134,040
10,151	*	E*Trade Financial Corp	115,924
2,076		Eaton Vance Corp	83,850
2,221		Federated Investors, Inc (Class B)	63,165
4,351		Franklin Resources, Inc	242,612
175		Gabelli Asset Management, Inc (Class A)	7,499
8,725		Goldman Sachs Group, Inc	813,519
4,013	*	Instinet Group, Inc	20,185
1,273	*	Investment Technology Group, Inc	19,477
1,980		Investors Financial Services Corp	89,357
6,332		Janus Capital Group, Inc	86,179
1,328		Jefferies Group, Inc	45,776
3,268	*	Knight Trading Group, Inc	30,164
1,377	*	LaBranche & Co, Inc	11,636
2,910		Legg Mason, Inc	155,016
7,447		Lehman Brothers Holdings, Inc	593,675
25,570		Merrill Lynch & Co, Inc	1,271,340
29,327		Morgan Stanley	1,445,821
600		Nuveen Investments, Inc	17,760
547	*	Piper Jaffray Cos	21,656
1,849		Raymond James Financial, Inc	44,598
284		Sanders Morris Harris Group, Inc	3,425
1,636		SEI Investments Co	55,100
202	*	Stifel Financial Corp	3,959
376		SWS Group, Inc	6,046
3,042		T Rowe Price Group, Inc	154,959
2,327		Waddell & Reed Financial, Inc (Class A)	51,194

		TOTAL SECURITY AND COMMODITY BROKERS	6,361,100

SOCIAL SERVICES - 0.01%
318	*	Bright Horizons Family Solutions, Inc	17,264
491	*	Res-Care, Inc	5,818

		TOTAL SOCIAL SERVICES	23,082

SPECIAL TRADE CONTRACTORS - 0.03%
264		Chemed Corp	14,715
1,544	*	Dycom Industries, Inc	43,834
404	*	EMCOR Group, Inc	15,198
2,016	*	Integrated Electrical Services, Inc	9,697
277	*	Layne Christensen Co	4,174
1,628	*	Matrix Service Co	8,335
2,000	*	Quanta Services, Inc	12,100

		TOTAL SPECIAL TRADE CONTRACTORS	108,053

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
498		Ameron International Corp	16,384
277		Anchor Glass Container Corp	2,274
488		Apogee Enterprises, Inc	6,310
634	*	Cabot Microelectronics Corp	22,983
318		CARBO Ceramics, Inc	22,941

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

36,711	*	Corning, Inc	$406,758
285		Eagle Materials, Inc	20,321
286		Eagle Materials, Inc (Class B)	19,734
885		Florida Rock Industries, Inc	43,356
924		Lafarge North America, Inc	43,326
501		Libbey, Inc	9,369
3,223	*	Owens-Illinois, Inc	51,568
595	*	U.S. Concrete, Inc	3,677
686	b*	USG Corp	12,506

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	681,507

TOBACCO PRODUCTS - 0.95%
54,758		Altria Group, Inc	2,575,816
1,056		Loews Corp (Carolina Group)	25,735
4,001		Reynolds American, Inc	272,228
617		Universal Corp (Virginia)	27,543
4,517		UST, Inc	181,854
624		Vector Group Ltd	9,379

		TOTAL TOBACCO PRODUCTS	3,092,555

TRANSPORTATION BY AIR - 0.38%
2,312	*	Airtran Holdings, Inc	23,028
754	*	Alaska Air Group, Inc	18,684
799	*	America West Holdings Corp (Class B)	4,315
4,631	*	AMR Corp	33,945
2,163	*	Continental Airlines, Inc (Class B)	18,429
2,675	*	Delta Air Lines, Inc	8,801
1,011	*	ExpressJet Holdings, Inc	10,120
8,033		FedEx Corp	688,348
986	*	FLYi, Inc	3,855
606	*	Forward Air Corp	24,252
799	*	Frontier Airlines, Inc	6,136
2,119	*	JetBlue Airways Corp	44,329
614	*	Mesa Air Group, Inc	3,131
2,106	*	Northwest Airlines Corp	17,290
579	*	Offshore Logistics, Inc	19,929
546	*	Pinnacle Airlines Corp	5,515
1,158		Skywest, Inc	17,428
21,569		Southwest Airlines Co	293,770

		TOTAL TRANSPORTATION BY AIR	1,241,305

TRANSPORTATION EQUIPMENT - 2.64%
803	*	AAR Corp	9,997
603	*	Aftermarket Technology Corp	7,586
810		American Axle & Manufacturing Holdings, Inc	23,701
468		Arctic Cat, Inc	12,145
1,292		ArvinMeritor, Inc	24,225
2,784		Autoliv, Inc	112,474
1,042	*	BE Aerospace, Inc	9,482
22,599		Boeing Co	1,166,560
2,233		Brunswick Corp	102,182
690		Clarcor, Inc	32,892
563		Coachmen Industries, Inc	8,884
48		Curtiss-Wright Corp (Class B)	2,597
4,389		Dana Corp	77,641
12,848		Delphi Corp	119,358
94	*	Ducommun, Inc	2,101
1,274		Federal Signal Corp	23,671
1,526	*	Fleetwood Enterprises, Inc	23,165
47,041		Ford Motor Co	660,926
1,126	*	GenCorp, Inc	15,257
5,432		General Dynamics Corp	554,607
12,363		General Motors Corp	525,180

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

2,163		Gentex Corp	$75,986
4,670		Genuine Parts Co	179,235
3,419		Goodrich Corp	107,220
144		Greenbrier Cos, Inc	3,456
7,992		Harley-Davidson, Inc	475,044
1,100	*	Hayes Lemmerz International, Inc	11,176
719		Heico Corp	12,712
71		Heico Corp (Class A)	957
22,966		Honeywell International, Inc	823,561
885		Kaman Corp (Class A)	10,567
10,009		Lockheed Martin Corp	558,302
797		Monaco Coach Corp	17,255
1,556	*	Navistar International Corp	57,868
179		Noble International Ltd	3,270
9,596		Northrop Grumman Corp	511,755
1,012		Oshkosh Truck Corp	57,745
4,615		Paccar, Inc	318,989
1,312		Polaris Industries, Inc	73,236
233	*	Sequa Corp (Class A)	12,165
900	*	Sports Resorts International, Inc	3,362
130		Standard Motor Products, Inc	1,964
48	*	Strattec Security Corp	2,988
574		Superior Industries International, Inc	17,191
1,092	*	Teledyne Technologies, Inc	27,344
517	*	Tenneco Automotive, Inc	6,773
3,235		Textron, Inc	207,913
904		Thor Industries, Inc	23,929
801		Trinity Industries, Inc	24,967
316	*	Triumph Group, Inc	10,690
888	*	United Defense Industries, Inc	35,511
13,775		United Technologies Corp	1,286,310
3,804		Visteon Corp	30,394
981	*	Wabash National Corp	26,948
1,189		Westinghouse Air Brake Technologies Corp	22,222
730		Winnebago Industries, Inc	25,287

		TOTAL TRANSPORTATION EQUIPMENT	8,578,923

TRANSPORTATION SERVICES - 0.14%
77		Ambassadors Group, Inc	2,079
2,119		C.H. Robinson Worldwide, Inc	98,300
1,007	*	EGL, Inc	30,472
2,918		Expeditors International Of Washington, Inc	150,861
1,285		GATX Corp	34,258
164	*	HUB Group, Inc	6,109
600	*	Navigant International, Inc	9,798
345	*	Orbitz, Inc (Class A)	9,384
600	*	Pacer International, Inc	9,840
1,200	*	RailAmerica, Inc	13,260
3,990		Sabre Holdings Corp	97,875

		TOTAL TRANSPORTATION SERVICES	462,236

TRUCKING AND WAREHOUSING - 0.48%
600		Arkansas Best Corp	21,972
1,419		CNF, Inc	58,165
197	*	Covenant Transport, Inc (Class A)	3,806
1,212		Heartland Express, Inc	22,361
1,742		Hunt (J.B.) Transport Services, Inc	64,698
790	*	Landstar System, Inc	46,357
257	*	Marten Transport Ltd	4,490
448	*	Old Dominion Freight Line	12,907
199		Overnite Corp	6,255
400	*	P.A.M. Transportation Services	7,664
1,000	*	Quality Distribution, Inc	6,110
399	*	SCS Transportation, Inc	7,557

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

945	*	Swift Transportation Co, Inc	$15,895
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,708
15,262		United Parcel Service, Inc (Class B)	1,158,691
726		USF Corp	26,056
1,281		Werner Enterprises, Inc	24,736
1,202	*	Yellow Roadway Corp	56,362

		TOTAL TRUCKING AND WAREHOUSING	1,547,790

WATER TRANSPORTATION - 0.03%
1,359		Alexander & Baldwin, Inc	46,124
184	*	Gulfmark Offshore, Inc	3,005
492	*	Kirby Corp	19,754
595		Overseas Shipholding Group, Inc	29,536
314	*	Seabulk International, Inc	3,250

		TOTAL WATER TRANSPORTATION	101,669

WHOLESALE TRADE-DURABLE GOODS - 1.82%
143	*	1-800 Contacts, Inc	2,175
491		Action Performance Cos, Inc	4,974
2,542	*	Adesa, Inc	41,765
1,611		Agilysys, Inc	27,854
1,059	*	Alliance Imaging, Inc	7,911
780		Anixter International, Inc	27,370
579		Applied Industrial Technologies, Inc	20,693
2,761	*	Arrow Electronics, Inc	62,343
447	*	Audiovox Corp (Class A)	7,527
530	*	Aviall, Inc	10,812
3,546	*	Avnet, Inc	60,708
442		Barnes Group, Inc	12,142
574	*	BioVeris Corp	3,565
1,588		BorgWarner, Inc	68,745
544	*	Brightpoint, Inc	9,357
913		Carlisle Cos, Inc	58,368
1,785		CDW Corp	103,584
300	*	Compucom Systems, Inc	1,374
351	*	Department 56, Inc	5,721
604	*	Digi International, Inc	6,904
398	*	Global Imaging Systems, Inc	12,370
605		Handleman Co	12,378
1,852		Hughes Supply, Inc	55,690
3,461		IKON Office Solutions, Inc	41,601
416	*	Imagistics International, Inc	13,978
3,430	*	Ingram Micro, Inc (Class A)	55,223
976	*	Insight Enterprises, Inc	16,436
168	*	Insurance Auto Auctions, Inc	2,881
79,207		Johnson & Johnson	4,461,730
440	*	Keystone Automotive Industries, Inc	9,680
1,039	*	Knight Transportation, Inc	22,255
122		Lawson Products, Inc	4,998
1,506		Martin Marietta Materials, Inc	68,177
309	*	Merge Technologies, Inc	5,333
496	*	Metal Management, Inc	9,017
1,210	*	Microtek Medical Holdings, Inc	3,824
589	*	Navarre Corp	8,535
1,223		Owens & Minor, Inc	31,064
1,779	*	Patterson Cos, Inc	136,200
1,474		Pep Boys-Manny Moe & Jack	20,636
2,367	*	PSS World Medical, Inc	23,765
924		Reliance Steel & Aluminum Co	36,683
6,993	*	Safeguard Scientifics, Inc	13,077
353	*	Scansource, Inc	22,521
1,396		SCP Pool Corp	37,329
500	*	TBC Corp	11,170
1,688	*	Tech Data Corp	65,072

TIAA-CREF Mutual Funds - Equity Index Fund

SHARES			VALUE

1,967		W.W. Grainger, Inc	$113,398
564		Watsco, Inc	16,937
505	*	WESCO International, Inc	12,246
1,164	*	Zoran Corp	18,298

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,906,394

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
1,166		Acuity Brands, Inc	27,716
1,000		Advanced Marketing Services, Inc	10,790
1,435		Airgas, Inc	34,540
771	*	Allscripts Healthcare Solutions, Inc	6,939
3,237		AmerisourceBergen Corp	173,859
1,443		Brown-Forman Corp (Class B)	66,089
11,574		Cardinal Health, Inc	506,594
281	*	Central European Distribution Corp	6,278
991	*	Chiquita Brands International, Inc	17,253
1,077		DIMON, Inc	6,344
880	*	Endo Pharmaceuticals Holdings, Inc	16,157
629		Getty Realty Corp	16,492
587	*	Hain Celestial Group, Inc	10,378
1,148	*	Henry Schein, Inc	71,532
100		Kenneth Cole Productions, Inc (Class A)	2,814
7,629		McKesson Corp	195,684
896	*	Men's Wearhouse, Inc	26,029
568	*	Metals USA, Inc	10,076
171		Nash Finch Co	5,378
872		Nu Skin Enterprises, Inc (Class A)	20,501
1,302	*	Performance Food Group Co	30,857
1,732		Perrigo Co	35,593
77	*	Perry Ellis International, Inc	1,732
928	*	Priority Healthcare Corp (Class B)	18,699
707		Russell Corp	11,906
466	*	School Specialty, Inc	18,365
352	*	Smart & Final, Inc	5,900
300		Standard Commercial Corp	4,725
1,173		Stride Rite Corp	12,023
3,935		Supervalu, Inc	108,409
17,109		Sysco Corp	511,901
1,072	*	Tractor Supply Co	33,704
1,020	*	United Natural Foods, Inc	27,132
911	*	United Stationers, Inc	39,537
587		Valhi, Inc	8,823

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,100,749

		TOTAL COMMON STOCK	323,885,582
		(Cost $310,027,448)

TIAA-CREF Mutual Funds - Equity Index Fund

PRINCIPAL			VALUE

SHORT TERM INVESTMENTS- 0.28%
U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES- 0.28%
$920,000		FEDERAL FARM CREDIT BANKS (FFCB)	$919,958
		1.230%, 10/01/04
		TOTAL U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES	919,958

		TOTAL SHORT TERM INVESTMENTS	919,958
		(Cost $919,958)

		TOTAL PORTFOLIO - 99.94%	324,808,082
		(Cost $310,949,440)

		OTHER ASSETS & LIABILITIES, NET - 0.06%	210,583

		NET ASSETS - 100.00%	$325,018,665

	*	Non-income producing
	b	In bankruptcy
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.

		For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the funds use more specific industry categories following their investment limitations on industry concentration.

Open Futures Contracts:

Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Gain (Loss)

E-mini S&P 500 Index	14	$780,430	December 2004	$(7,025)
E-mini Russell 2000 Index	2	114,800	December 2004	204

				$(6,821)

TIAA-CREF Mutual Funds - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
1,086	*	NiSource, Inc (Sails)	$2,769

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,769

		TOTAL PREFERRED STOCK	2,769
		(Cost $2,206)
COMMON STOCK - 99.65%
AMUSEMENT AND RECREATION SERVICES - 0.05%
951	*	Gaylord Entertainment Co	29,481
300		International Speedway Corp (Class A)	14,970
500	*	Sunterra Corp	4,765

		TOTAL AMUSEMENT AND RECREATION SERVICES	49,216

APPAREL AND ACCESSORY STORES - 0.54%
71	*	Charming Shoppes, Inc	506
1,165		Foot Locker, Inc	27,611
8,378		Gap, Inc	156,669
5,700		Limited Brands, Inc	127,053
1,424		Nordstrom, Inc	54,454
1,344		Ross Stores, Inc	31,503
7,054		TJX Cos, Inc	155,470

		TOTAL APPAREL AND ACCESSORY STORES	553,266

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
2,525	*	Collins & Aikman Corp	10,555
900	*	Hartmarx Corp	6,678
1,219		Liz Claiborne, Inc	45,981
648		Oxford Industries, Inc	24,138
491		Phillips-Van Heusen Corp	10,939

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	98,291

AUTO REPAIR, SERVICES AND PARKING - 0.01%
248		Central Parking Corp	3,279
237	*	Midas, Inc	3,839
68		Ryder System, Inc	3,199

		TOTAL AUTO REPAIR, SERVICES AND PARKING	10,317

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
537	*	Autozone, Inc	41,483
1,035	*	Carmax, Inc	22,304
400	*	Copart, Inc	7,572
500	*	Rush Enterprises, Inc	5,845

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	77,204

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.52%
276		Fastenal Co	$15,898
26,384		Home Depot, Inc	1,034,253

9,300		Lowe's Cos	505,455

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,555,606

BUSINESS SERVICES - 6.07%
3,949	*	3Com Corp	16,665
100	*	Administaff, Inc	1,170
1,581		Adobe Systems, Inc	78,212
1,043	*	Akamai Technologies, Inc	14,654
613	*	Aspect Communications Corp	6,087
10,883		Automatic Data Processing, Inc	449,686
1,870	*	BEA Systems, Inc	12,922
858	*	Bisys Group, Inc	12,535
1,215	*	BMC Software, Inc	19,209
1,714	*	Brocade Communications Systems, Inc	9,684
1,658	*	Cadence Design Systems, Inc	21,620
1,848	*	Ceridian Corp	34,022
612	*	Ciber, Inc	4,602
600	*	Citrix Systems, Inc	10,512
2,458	*	CNET Networks, Inc	22,491
400	*	Cognizant Technology Solutions Corp	12,204
3,367	*	Compuware Corp	17,340
1,964	*	Convergys Corp	26,377
100	*	CSG Systems International, Inc	1,541
342		Deluxe Corp	14,029
100	*	Digital Insight Corp	1,363
1,364	*	DST Systems, Inc	60,657
608	*	Dun & Bradstreet Corp	35,690
1	*	E.piphany, Inc	4
400	*	Earthlink, Inc	4,120
43	*	eFunds Corp	799
2,526	*	Electronic Arts, Inc	116,171
8,116		Electronic Data Systems Corp	157,369
400	*	Equinix, Inc	12,308
233	*	Extreme Networks, Inc	1,037
300		Fair Isaac Corp	8,760
400	*	First Advantage Corp	6,424
2,923	*	Fiserv, Inc	101,896
90	*	Getty Images, Inc	4,977
1,626	*	GSI Commerce, Inc	14,325
620		Henry (Jack) & Associates, Inc	11,637
366	*	iGate Corp	1,347
2,336		IMS Health, Inc	55,877
2,700	*	Innovative Solutions & Support, Inc	66,231
600	*	Intrado, Inc	6,066
1,090	*	Intuit, Inc	49,486
1,900	*	Ipass, Inc	11,381
1,277	*	Iron Mountain, Inc	43,226
5,085	*	Juniper Networks, Inc	120,006
938	*	Lamar Advertising Co	39,030
613		Manpower, Inc	27,272
41	*	Mercury Interactive Corp	1,430
90,642		Microsoft Corp	2,506,251
1,100	*	Mindspeed Technologies, Inc	2,200
1,291	*	Monster Worldwide, Inc	31,810
600	*	National Processing, Inc	15,912
300	*	NCR Corp	14,877
500		NDCHealth Corp	8,025
1,302	*	NIC, Inc	6,979
4,100	*	Novell, Inc	25,871
3,413		Omnicom Group, Inc	249,354
39,303	*	Oracle Corp	443,338

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

100	*	PalmSource, Inc	$2,074
800	*	PDI, Inc	21,592
1,659	*	Peoplesoft, Inc	32,931
1,100	*	Perot Systems Corp (Class A)	17,666
354	*	Pixar	27,931
1,100	*	Red Hat, Inc	13,464
500	*	Retek, Inc	2,280
1,525		Robert Half International, Inc	39,299
821	*	Sapient Corp	6,264
224	*	Scansoft, Inc	914
3,600	*	Siebel Systems, Inc	27,144
1,789	*	Spherion Corp	13,990
37,475	*	Sun Microsystems, Inc	151,399
3,752	*	SunGard Data Systems, Inc	89,185
1,000	*	Sykes Enterprises, Inc	4,590
2,420	*	Symantec Corp	132,810
504	*	Synopsys, Inc	7,978
1,828		Total System Services, Inc	46,139
580	*	Trizetto Group, Inc	3,381
2,669	*	Unisys Corp	27,544
500	f*	United Rentals, Inc	7,945
600	*	Universal Compression Holdings, Inc	20,442
2,432	*	VeriSign, Inc	48,348
3,695	*	Veritas Software Corp	65,771
10,374	*	Yahoo!, Inc	351,782

		TOTAL BUSINESS SERVICES	6,211,931

CHEMICALS AND ALLIED PRODUCTS - 9.21%
762	*	Abgenix, Inc	7,513
692	*	Able Laboratories, Inc	13,259
354	*	Adolor Corp	3,983
2,000	*	Advancis Pharmaceutical Corp	16,300
5,813		Air Products & Chemicals, Inc	316,111
64	*	Alexion Pharmaceuticals, Inc	1,152
309	*	Alkermes, Inc	3,566
4,555		Allergan, Inc	330,465
2,905		Alpharma, Inc (Class A)	53,132
700	*	American Pharmaceutical Partners, Inc	19,299
16,267	*	Amgen, Inc	922,014
900	*	Amylin Pharmaceuticals, Inc	18,468
227	*	Atherogenics, Inc	7,480
1,052	*	Atrix Laboratories, Inc	32,286
1,313	*	Avant Immunotherapeutics, Inc	2,245
2,418		Avery Dennison Corp	159,056
4,744		Avon Products, Inc	207,218
2,056	*	Barr Pharmaceuticals, Inc	85,180
1,749	*	Benthley Pharmaceuticals, Inc	18,522
800	*	BioCryst Pharmaceuticals, Inc	4,080
4,031	*	Biogen Idec, Inc	246,576
1,012	*	BioMarin Pharmaceutical, Inc	5,252
223	*	Biosite, Inc	10,918
1,619	*	Bone Care International, Inc	39,342
890	*	Bradley Pharmaceuticals, Inc	18,112
1,225		Cabot Corp	47,248
416	*	Cell Therapeutics, Inc	2,854
422	*	Cephalon, Inc	20,214
100	*	Charles River Laboratories International, Inc	4,580
430	*	Chattem, Inc	13,868
1,823		Clorox Co	97,166
8,194		Colgate-Palmolive Co	370,205
692	*	Cubist Pharmaceuticals, Inc	6,837
1,100	*	Curis, Inc	4,895
1,200	*	Cytogen Corp	12,648
574	*	Dendreon Corp	4,827
1,344		Diagnostic Products Corp	54,929

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

298	*	Digene Corp	$7,736
1,723	*	Dov Pharmaceutical, Inc	29,532
9,338	*	Durect Corp	13,073
800	*	Dusa Pharmaceuticals, Inc	9,184
3,892		Ecolab, Inc	122,364
166	*	Encysive Pharmaceuticals, Inc	1,499
400	*	Enzon, Inc	6,380
1,502	*	Eon Labs, Inc	32,593
600	*	EPIX Pharmaceuticals, Inc	11,586
2,682	*	First Horizon Pharmaceutical	53,667
5,798	*	Forest Laboratories, Inc	260,794
2,300	*	Genaera Corp	8,993
1,900	*	Genelabs Technologies	4,959
883	*	Genta, Inc	2,375
2,885	*	Genzyme Corp	156,973
860	*	Geron Corp	5,151
5,306	*	Gilead Sciences, Inc	198,338
13,614		Gillette Co	568,248
837	*	Guilford Pharmaceuticals, Inc	4,185
68		H.B. Fuller Co	1,863
1,380	*	Hollis-Eden Pharmaceuticals	14,863
1,487	*	Human Genome Sciences, Inc	16,223
504	*	ICOS Corp	12,167
959	*	Idexx Laboratories, Inc	48,660
988	*	Ilex Oncology, Inc	24,868
1,492	*	Immunogen, Inc	7,535
1,170	*	Immunomedics, Inc	3,042
2,269	*	Impax Laboratories, Inc	34,852
1,678	*	Indevus Pharmaceuticals, Inc	11,897
179	*	InterMune, Inc	2,110
845	*	Inverness Medical Innovations, Inc	17,576
500	*	Invitrogen Corp	27,495
1,426	*	Isis Pharmaceuticals, Inc	6,987
3,947	*	King Pharmaceuticals, Inc	47,127
13	*	Kos Pharmaceuticals, Inc	463
1,050	*	KV Pharmaceutical Co (Class A)	18,795
627	*	Lannett Co, Inc	6,082
625	*	Ligand Pharmaceuticals, Inc (Class B)	6,263
1,700		Mannatech, Inc	23,834
725	*	Martek Biosciences Corp	35,264
1,010	*	Medarex, Inc	7,454
1,312		Medicis Pharmaceutical Corp (Class A)	51,220
3,055	*	MedImmune, Inc	72,404
35,148		Merck & Co, Inc	1,159,884
688	*	MGI Pharma, Inc	18,363
2,869	*	Millennium Pharmaceuticals, Inc	39,334
6,894		Mylan Laboratories, Inc	124,092
573	*	Nabi Biopharmaceuticals	7,667
1,057	*	Nektar Therapeutics	15,305
722	*	Neose Technologies, Inc	5,415
400	*	Northfield Laboratories, Inc	5,348
1,237	*	Noven Pharmaceuticals, Inc	25,779
100	*	NPS Pharmaceuticals, Inc	2,178
400	*	Nutraceutical International Corp	5,636
700	*	Nuvelo, Inc	6,916
319	*	OraSure Technologies, Inc	2,010
468	*	OSI Pharmaceuticals, Inc	28,763
3,549	*	Pain Therapeutics, Inc	25,517
5,794	*	Palatin Technologies, Inc	16,861
500	*	Par Pharmaceutical Cos, Inc	17,965
1,110	*	Penwest Pharmaceuticals Co	12,532
1,766	*	Peregrine Pharmaceuticals, Inc	2,843
300	*	Pharmion Corp	15,509
924	*	Pozen, Inc	8,076
2,195	*	Praecis Pharmaceuticals, Inc	4,829
6,618		Praxair, Inc	282,853

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

33,751		Procter & Gamble Co	$1,826,604
937	*	Progenics Pharmaceuticals	13,727
592	*	Protein Design Labs, Inc	11,591
4,483		Rohm & Haas Co	192,635
1,668	*	Salix Pharmaceuticals Ltd	35,895
1,190	*	Sepracor, Inc	58,048
1,206		Sigma-Aldrich Corp	69,948
1,211	*	SuperGen, Inc	7,484
530	*	Tanox, Inc	8,941
369	*	Third Wave Technologies, Inc	2,539
235	*	United Therapeutics Corp	8,209
300	*	USANA Health Sciences, Inc	10,440
719	*	Vertex Pharmaceuticals, Inc	7,550
508	*	Vicuron Pharmaceuticals, Inc	7,457
1,900	*	Vion Pharmaceuticals, Inc	7,999
2,448	*	Watson Pharmaceuticals, Inc	72,118
2,800		Wellman, Inc	23,744
3,900	*	Zila, Inc	16,068
1,700	*	Zymogenetics, Inc	29,648

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,422,794

COMMUNICATIONS - 5.17%
1,749		Alltel Corp	96,038
12,600		AT&T Corp	180,432
18,268	*	AT&T Wireless Services, Inc	270,001
4,328	*	Avaya, Inc	60,332
20,832		BellSouth Corp	564,964
18,665	*	Comcast Corp (Class A)	527,100
6,583	*	Comcast Corp (Special Class A)	183,797
2,500	*	Cox Communications, Inc (Class A)	82,825
600	*	Foundry Networks, Inc	5,694
5,460	*	IAC/InterActiveCorp	120,229
846	*	Infonet Services Corp (Class B)	1,387
3,213	*	Liberty Media International, Inc	107,192
43,959	*	Lucent Technologies, Inc	139,350
2,220	*	Mastec, Inc	11,655
7,527	*	Nextel Communications, Inc (Class A)	179,444
400	*	Novatel Wireless, Inc	9,400
400	*	NTL, Inc	24,828
44,348		SBC Communications, Inc	1,150,834
14,345		Sprint Corp	288,765
861	*	Univision Communications, Inc (Class A)	27,216
31,376		Verizon Communications, Inc	1,235,587
142	*	West Corp	4,136
769	*	XM Satellite Radio Holdings, Inc	23,854

		TOTAL COMMUNICATIONS	5,295,060

DEPOSITORY INSTITUTIONS - 10.07%
5,693		AmSouth Bancorp	138,909
12,107		BB&T Corp	480,527
3,369		Comerica, Inc	199,950
10,158		Fifth Third Bancorp	499,977
2,744		Golden West Financial Corp	304,447
636		Greenpoint Financial Corp	29,421
91		IndyMac Bancorp, Inc	3,294
389	*	Intercept, Inc	7,286
53,718		JPMorgan Chase & Co	2,134,219
9,972		KeyCorp	315,115
1,500		M & T Bank Corp	143,550
1,700		Marshall & Ilsley Corp	68,510
6,165		Mellon Financial Corp	170,709
13,138		National City Corp	507,390
2,400		New York Community Bancorp, Inc	49,296
1,981		Northern Trust Corp	80,825

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

6,264		PNC Financial Services Group, Inc	$338,882
10,154		Regions Financial Corp	335,691
6,000		SouthTrust Corp	249,960
1,898		Sovereign Bancorp, Inc	41,414
4,699		State Street Corp	200,694
5,754		SunTrust Banks, Inc	405,139
1,486		Synovus Financial Corp	38,859
33,758		U.S. Bancorp	975,606
1,300		UnionBanCal Corp	76,973
22,309		Wachovia Corp	1,047,408
24,649		Wells Fargo & Co	1,469,820

		TOTAL DEPOSITORY INSTITUTIONS	10,313,871

EATING AND DRINKING PLACES - 0.93%
300		Applebee's International, Inc	7,584
1,540		Darden Restaurants, Inc	35,913
28,763		McDonald's Corp	806,227
761		Outback Steakhouse, Inc	31,604
2,097		Wendy's International, Inc	70,459

		TOTAL EATING AND DRINKING PLACES	951,787

EDUCATIONAL SERVICES - 0.16%
1,916	*	Apollo Group, Inc (Class A)	140,577
810	*	Career Education Corp	23,028

		TOTAL EDUCATIONAL SERVICES	163,605

ELECTRIC, GAS, AND SANITARY SERVICES - 5.24%
13,483	*	AES Corp	134,695
1,296		AGL Resources, Inc	39,878
2,733		Allete, Inc	88,823
11,227	*	Aquila, Inc	35,028
2,300		Atmos Energy Corp	57,937
5,785		Avista Corp	104,709
3,992		Black Hills Corp	110,898
1,015	*	Casella Waste Systems, Inc (Class A)	12,018
500		Citizens Communications Co	6,695
7,801		Cleco Corp	134,489
600		Connecticut Water Service, Inc	15,864
1,413		Crosstex Energy, Inc	58,074
9,314		DPL, Inc	191,682
9,786		Empire District Electric Co	201,102
200		Energen Corp	10,310
5,083		Equitable Resources, Inc	276,058
8,910		Hawaiian Electric Industries, Inc	236,471
5,250		Idacorp, Inc	152,565
6,334		KeySpan Corp	248,293
8,970		Kinder Morgan, Inc	563,495
2,828		MGE Energy, Inc	89,987
5,091		National Fuel Gas Co	144,228
300		New Jersey Resources Corp	12,420
1,262		Nicor, Inc	46,315
16,845		NiSource, Inc	353,913
1,700	*	NUI Corp	22,678
13,869		OGE Energy Corp	349,915
4,614		Otter Tail Corp	117,657
2,275		Peoples Energy Corp	94,822
15,384		Pepco Holdings, Inc	306,142
400		Piedmont Natural Gas Co, Inc	17,576
15,359		Puget Energy, Inc	348,649
4,400		Questar Corp	201,608
897		Resource America, Inc (Class A)	21,160
8,094	*	Sierra Pacific Resources	72,441
600		SJW Corp	19,812

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

33	*	Southern Union Co	$677
331	*	Stericycle, Inc	15,193
900		UGI Corp	33,534
4,863		Unisource Energy Corp	118,414
441	*	Waste Connections, Inc	13,971
3,414		Western Gas Resources, Inc	97,606
1,200		WGL Holdings, Inc	33,912
12,640		Williams Cos, Inc	152,944

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,364,658

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.19%
12,084	*	ADC Telecommunications, Inc	21,872
200	*	Advanced Fibre Communications, Inc	3,180
3,298	*	Advanced Micro Devices, Inc	42,874
365	*	Agere Systems, Inc (Class A)	383
10,000	*	Agere Systems, Inc (Class B)	10,200
2,400	*	Altera Corp	46,968
1,700		American Power Conversion Corp	29,563
3,954		Ametek, Inc	119,885
86	*	Amkor Technology, Inc	314
3,700		Analog Devices, Inc	143,486
671	*	Arris Group, Inc	3,503
2,200	*	Artesyn Technologies, Inc	21,956
2,119	*	Avanex Corp	4,323
1,842		AVX Corp	21,828
961		Baldor Electric Co	22,737
1,975	*	Broadcom Corp (Class A)	53,898
800	*	Carrier Access Corp	5,560
821	*	C-COR, Inc	6,937
6,601	*	CIENA Corp	13,070
1,015	*	Comverse Technology, Inc	19,112
2,081	*	Conexant Systems, Inc	3,350
4,983	*	Corvis Corp	3,986
600	*	DDi Corp	3,042
300	*	Ditech Communications Corp	6,717
10,200	*	Eagle Broadband, Inc	7,344
12,178		Emerson Electric Co	753,696
500	*	Energizer Holdings, Inc	23,050
1,273	*	Finisar Corp	1,655
259	*	FuelCell Energy, Inc	2,655
800		Harman International Industries, Inc	86,200
600	*	Harmonic, Inc	3,990
800		Hubbell, Inc (Class B)	35,864
68,900		Intel Corp	1,382,134
500	*	Interdigital Communications Corp	8,160
600		Intersil Corp (Class A)	9,558
683	*	InterVoice, Inc	7,356
1,207	*	Jabil Circuit, Inc	27,761
14,268	*	JDS Uniphase Corp	48,083
576	*	Kemet Corp	4,660
286		LSI Industries, Inc	2,986
3,500	*	LSI Logic Corp	15,085
3,297		Maxim Integrated Products, Inc	139,430
3,888	*	McData Corp (Class A)	19,557
700	*	Merix Corp	7,252
1,000		Microchip Technology, Inc	26,840
6,032	*	Micron Technology, Inc	72,565
1,935		Molex, Inc	57,702
26,547		Motorola, Inc	478,908
4,302	*	MRV Communications, Inc	10,755
864	*	Mykrolis Corp	8,700
2,902		National Semiconductor Corp	44,952
800	*	NMS Communications Corp	3,904
903	*	Novellus Systems, Inc	24,011
403	*	Openwave Systems, Inc	3,554

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

6,239	*	Optical Communication Products, Inc	$13,040
200	*	Polycom, Inc	3,964
300	*	QLogic Corp	8,883
16,600		Qualcomm, Inc	648,064
300	*	Rambus, Inc	4,707
1,264		Scientific-Atlanta, Inc	32,763
8,669	*	Sirius Satellite Radio, Inc	27,741
1,259	*	Stratex Networks, Inc	2,820
2,488	*	Sycamore Networks, Inc	9,405
4,290	*	Tellabs, Inc	39,425
1,300	*	Terayon Communication Systems, Inc	2,756
19,474		Texas Instruments, Inc	414,407
1,538		Thomas & Betts Corp	41,249
1,600	*	Tripath Technology, Inc	2,720
832	*	Utstarcom, Inc	13,404
600	*	Vishay Intertechnology, Inc	7,740
1,600	*	Vitesse Semiconductor Corp	4,368
2,600	*	Westell Technologies, Inc	13,442
300	*	Wilson Greatbatch Technologies, Inc	5,367
200		Woodhead Industries, Inc	2,760
3,000		Xilinx, Inc	81,000
3,425	*	Zhone Technologies, Inc	10,515

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	5,317,651

ENGINEERING AND MANAGEMENT SERVICES - 0.51%
1,200	*	Accelrys, Inc	7,824
200	*	Affymetrix, Inc	6,142
575	*	Antigenics, Inc	3,467
1,251	*	Applera Corp (Celera Genomics Group)	14,624
436	*	Ariad Pharmaceuticals, Inc	2,917
2,292	*	BearingPoint, Inc	20,490
1,200	*	Bioenvision, Inc	9,588
766	*	Ciphergen Biosystems, Inc	2,987
873	*	CuraGen Corp	4,802
232	*	CV Therapeutics, Inc	2,900
1,086	*	Decode Genetics, Inc	8,178
480	*	Digitas, Inc	3,710
600	*	Dyax Corp	4,584
196	*	Exult, Inc	1,031
50	*	Gartner, Inc (Class A)	585
200	*	Gen-Probe, Inc	7,974
2,197	*	Incyte Corp	21,157
464	*	Kosan Biosciences, Inc	2,673
527	*	Lexicon Genetics, Inc	3,473
918	*	Luminex Corp	6,545
800	*	Maxim Pharmaceuticals, Inc	2,136
2,271		Moody's Corp	166,351
39	*	Neopharm, Inc	334
1,200	*	Oscient Pharmaceuticals Corp	4,260
5,620		Paychex, Inc	169,443
200	*	Pharmaceutical Product Development, Inc	7,200
1,300	*	Pharmos Corp	3,744
608	*	Regeneron Pharmaceuticals, Inc	5,277
1,449	*	Seattle Genetics, Inc	9,520
19	*	Symyx Technologies, Inc	447
517	*	TRC Cos, Inc	9,704
590	*	Trimeris, Inc	8,880

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	522,947

FABRICATED METAL PRODUCTS - 1.22%
1,423		Commercial Metals Co	56,522
3,449	*	Crown Holdings, Inc	35,559
500		Gulf Island Fabrication, Inc	11,150
1,327		Harsco Corp	59,582

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

6,801		Illinois Tool Works, Inc	$633,649
9,528		Masco Corp	329,002
600	*	Shaw Group, Inc	7,200
900		Snap-On, Inc	24,804
1,800		Stanley Works	76,554
7,853	*	Tower Automotive, Inc	16,413
83		Valmont Industries, Inc	1,732

		TOTAL FABRICATED METAL PRODUCTS	1,252,167

FOOD AND KINDRED PRODUCTS - 3.44%
2,703		Campbell Soup Co	71,062
31,455		Coca-Cola Co	1,259,773
2,259		Coca-Cola Enterprises, Inc	42,695
5,264		General Mills, Inc	236,354
4,908		H.J. Heinz Co	176,786
2,564		Hershey Foods Corp	119,764
5,564		Kellogg Co	237,360
600		Pepsi Bottling Group, Inc	16,290
24,174		PepsiCo, Inc	1,176,065
2,980		Wrigley (Wm.) Jr Co	188,664

		TOTAL FOOD AND KINDRED PRODUCTS	3,524,813

FOOD STORES - 0.73%
6,883		Albertson's, Inc	164,710
10,565	*	Kroger Co	163,969
800	*	Pathmark Stores, Inc	3,880
5,800	*	Safeway, Inc	111,998
6,190	*	Starbucks Corp	281,397
200		Whole Foods Market, Inc	17,158
2,324	*	Winn-Dixie Stores, Inc	7,181

		TOTAL FOOD STORES	750,293

FURNITURE AND FIXTURES - 0.50%
1,130		Hillenbrand Industries, Inc	57,099
4,894		Johnson Controls, Inc	278,028
1,618		Lear Corp	88,100
1,985		Leggett & Platt, Inc	55,779
1,863	f	Newell Rubbermaid, Inc	37,335

		TOTAL FURNITURE AND FIXTURES	516,341

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
2,553	*	Bed Bath & Beyond, Inc	94,742
2,734		Best Buy Co, Inc	148,292
1,379		Circuit City Stores, Inc (Circuit City Group)	21,154
971		RadioShack Corp	27,809
76	*	Williams-Sonoma, Inc	2,854

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	294,851

GENERAL BUILDING CONTRACTORS - 0.32%
1,324		Centex Corp	66,809
2,652		D.R. Horton, Inc	87,808
100		KB Home	8,449
1,740		Lennar Corp (Class A)	82,824
64		Lennar Corp (Class B)	2,803
1,298		Pulte Homes, Inc	79,658

		TOTAL GENERAL BUILDING CONTRACTORS	328,351

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.34%
300	*	99 Cents Only Stores	$4,269
331	*	Big Lots, Inc	4,048
41	*	BJ's Wholesale Club, Inc	1,121
5,577		Costco Wholesale Corp	231,780
2,008		Dollar General Corp	40,461
702	*	Dollar Tree Stores, Inc	18,919
1,021		Family Dollar Stores, Inc	27,669
2,391		J.C. Penney Co, Inc	84,354
2,951	*	Kohl's Corp	142,209
6,218		May Department Stores Co	159,367
45		Saks, Inc	542
3,313		Sears Roebuck & Co	132,023
11,578		Target Corp	523,905

		TOTAL GENERAL MERCHANDISE STORES	1,370,667

HEALTH SERVICES - 0.47%
5,089	*	Caremark Rx, Inc	163,204
550	*	Coventry Health Care, Inc	29,354
300	*	DaVita, Inc	9,345
731	*	Express Scripts, Inc	47,764
2,395	*	First Health Group Corp	38,536
2,441		Health Management Associates, Inc (Class A)	49,870
104		Hooper Holmes, Inc	466
34	*	LifePoint Hospitals, Inc	1,020
885	*	Lincare Holdings, Inc	26,293
1,241		Manor Care, Inc	37,180
229	*	NeighborCare, Inc	5,805
929	*	OCA, Inc	4,403
645		Option Care, Inc	9,978
465	*	Specialty Laboratories, Inc	4,883
798	f*	Triad Hospitals, Inc	27,483
483		Universal Health Services, Inc (Class B)	21,011
200	*	VistaCare, Inc (Class A)	3,062

		TOTAL HEALTH SERVICES	479,657

HOLDING AND OTHER INVESTMENT OFFICES - 2.91%
5,124		Allied Capital Corp	124,974
884		AMB Property Corp	32,726
2,200		American Financial Realty Trust	31,042
5,091		Archstone-Smith Trust	161,079
847		AvalonBay Communities, Inc	51,006
1,485		Boston Properties, Inc	82,254
300		Capstead Mortgage Corp	3,735
600		Cherokee, Inc	14,316
1,632		Crescent Real Estate Equities Co	25,688
1,488		Duke Realty Corp	49,402
14,289		Equity Office Properties Trust	389,375
7,762		Equity Residential	240,622
1,000		First Industrial Realty Trust, Inc	36,900
400		Fremont General Corp	9,260
1,200		Friedman Billings Ramsey Group, Inc	22,920
1,800		General Growth Properties, Inc	55,800
700	*	Harris & Harris Group, Inc	7,238
800		Hospitality Properties Trust	33,992
500		Host Marriott Corp	7,015
1,500		HRPT Properties Trust	16,485
829		iStar Financial, Inc	34,180
1,200		Kimco Realty Corp	61,560
4,417		Plum Creek Timber Co, Inc	154,728
2,693		Prologis	94,901
1,782		Public Storage, Inc	88,298
597		Rouse Co	39,927

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

4,837		Simon Property Group, Inc	$259,408
2,003		Vornado Realty Trust	125,548

18,676		Washington Mutual, Inc	729,858

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,984,237

HOTELS AND OTHER LODGING PLACES - 0.13%
1,862	*	Boca Resorts, Inc (Class A)	34,577
700		Choice Hotels International, Inc	40,313
656		Marcus Corp	12,772
4,055	*	Prime Hospitality Corp	49,349

		TOTAL HOTELS AND OTHER LODGING PLACES	137,011

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.02%
13,466		3M Co	1,076,876
2,981	*	American Standard Cos, Inc	115,991
3,668	*	Apple Computer, Inc	142,135
18,868	*	Applied Materials, Inc	311,133
947		Black & Decker Corp	73,336
375	*	Brooks Automation, Inc	5,306
490	*	Cirrus Logic, Inc	2,337
66,891	*	Cisco Systems, Inc	1,210,727
900	*	Cooper Cameron Corp	49,356
834		Cummins, Inc	61,624
4,367		Deere & Co	281,890
27,850	*	Dell, Inc	991,460
400		Diebold, Inc	18,680
26,342	*	EMC Corp	303,987
441	*	Emulex Corp	5,080
800	*	Global Power Equipment Group, Inc	5,928
696		Graco, Inc	23,316
2,598	*	Grant Prideco, Inc	53,233
37,247		Hewlett-Packard Co	698,381
1,742	*	InFocus Corp	15,957
20,821		International Business Machines Corp	1,785,195
600	*	Lam Research Corp	13,128
1,319	*	Lexmark International, Inc	110,809
136		Lincoln Electric Holdings, Inc	4,265
400		Lufkin Industries, Inc	14,888
1,800	*	Maxtor Corp	9,360
1,736	*	Milacron, Inc	5,416
992		Modine Manufacturing Co	29,869
1,600	*	National-Oilwell, Inc	52,576
2,111	*	Network Appliance, Inc	48,553
976		Nordson Corp	33,506
700	*	Oil States International, Inc	13,090
719	*	PalmOne, Inc	21,886
500		Pentair, Inc	17,455
4,542		Pitney Bowes, Inc	200,302
200	*	Presstek, Inc	1,934
300	*	Quantum Corp	693
1,200	*	Sandisk Corp	34,944
2,459	*	Semitool, Inc	18,664
2,500	*	Silicon Graphics, Inc	3,575
679	*	Simpletech, Inc	2,485
2,242	*	Smith International, Inc	136,157
9,105	*	Solectron Corp	45,070
948		SPX Corp	33,559
271	*	Storage Technology Corp	6,845
152	*	UNOVA, Inc	2,136
485	*	Western Digital Corp	4,263
8,287	*	Xerox Corp	116,681

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,214,037

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 3.55%
567	*	Advanced Medical Optics, Inc	$22,436
73	*	Aksys Ltd	347
497	*	Align Technology, Inc	7,594
300		Analogic Corp	12,507
2,400		Applera Corp (Applied Biosystems Group)	45,288
992		Bard (C.R.), Inc	56,177
483		Bausch & Lomb, Inc	32,095
10,831		Baxter International, Inc	348,325
522		Beckman Coulter, Inc	29,295
4,335		Becton Dickinson & Co	224,120
3,506		Biomet, Inc	164,361
7,808	*	Boston Scientific Corp	310,212
864	*	Bruker BioSciences Corp	2,989
1,930	*	Cardiac Science, Inc	3,706
975	*	Closure Medical Corp	13,884
681	*	Credence Systems Corp	4,903
200	*	Cyberoptics Corp	3,088
496	*	Cytyc Corp	11,978
706		Dentsply International, Inc	36,670
3,000	*	Depomed, Inc	15,660
500	*	DJ Orthopedics, Inc	8,825
207	*	Edwards Lifesciences Corp	6,935
400	*	Faro Technologies, Inc	8,136
708	*	Fisher Scientific International, Inc	41,298
3,653		Guidant Corp	241,244
1,200	*	Hanger Orthopedic Group, Inc	6,012
543	*	Input/Output, Inc	5,598
1,179	*	Invision Technologies, Inc	53,043
1,000	*	Ista Pharmaceuticals, Inc	12,190
1,435	*	KLA-Tencor Corp	59,524
1,100	*	LTX Corp	5,951
17,576		Medtronic, Inc	912,194
195	*	Millipore Corp	9,331
305	*	MKS Instruments, Inc	4,673
1,300	*	Nanogen, Inc	4,979
596		Oakley, Inc	7,092
1,038	*	Orthologic Corp	7,308
2,064		PerkinElmer, Inc	35,542
2,290	*	St. Jude Medical, Inc	172,368
4,892		Stryker Corp	235,207
100	*	Techne Corp	3,818
400		Tektronix, Inc	13,300
1,741		Teleflex, Inc	73,993
1,450	*	Thermo Electron Corp	39,179
1,349	*	TriPath Imaging, Inc	11,035
1,070	*	Varian Medical Systems, Inc	36,990
847	*	Waters Corp	37,353
2,886	*	Zimmer Holdings, Inc	228,109
347	*	Zygo Corp	3,515

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,630,377

INSURANCE AGENTS, BROKERS AND SERVICE - 0.72%
320		Brown & Brown, Inc	14,624
3,500		Crawford & Co (Class B)	23,450
964		Gallagher (Arthur J.) & Co	31,937
12,198		Marsh & McLennan Cos, Inc	558,180
3,437	*	Medco Health Solutions, Inc	106,203

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	734,394

INSURANCE CARRIERS - 5.94%
2,300		Aetna, Inc	229,839
7,394		Aflac, Inc	289,919
200		Ambac Financial Group, Inc	15,990

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

30,423		American International Group, Inc	$2,068,460
2,087	*	Anthem, Inc	182,091
2,498		Chubb Corp	175,559
1,291		Cigna Corp	89,892
2,644		Cincinnati Financial Corp	108,986
737		Erie Indemnity Co (Class A)	37,602
795		Fidelity National Financial, Inc	30,290
3,496		Hartford Financial Services Group, Inc	216,507
1,822	*	Health Net, Inc	45,040
2,323	*	Humana, Inc	46,414
1,199		Jefferson-Pilot Corp	59,542
2,597		Lincoln National Corp	122,059
893		MBIA, Inc	51,982
105		MGIC Investment Corp	6,988
600	*	Pacificare Health Systems, Inc	22,020
900		Phoenix Cos, Inc	9,378
6,628		Principal Financial Group	238,409
2,263		Progressive Corp	191,789
11,359		Prudential Financial, Inc	534,327
1,993		Safeco Corp	90,980
8,654		St. Paul Travelers Cos, Inc	286,101
8,861		UnitedHealth Group, Inc	653,410
2,663		UnumProvident Corp	41,782
2,230	*	Wellpoint Health Networks, Inc	234,351

		TOTAL INSURANCE CARRIERS	6,079,707

LEATHER AND LEATHER PRODUCTS - 0.12%
2,088	*	Coach, Inc	88,573
900		Weyco Group, Inc	33,300

		TOTAL LEATHER AND LEATHER PRODUCTS	121,873

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
700	*	Laidlaw International, Inc	11,515

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	11,515

LUMBER AND WOOD PRODUCTS - 0.01%
1,474	*	Champion Enterprises, Inc	15,167

		TOTAL LUMBER AND WOOD PRODUCTS	15,167

METAL MINING - 0.15%
1,176	*	Cleveland-Cliffs, Inc	95,103
3,259		Royal Gold, Inc	55,664

		TOTAL METAL MINING	150,767

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
1,009		Callaway Golf Co	10,665
200	*	Leapfrog Enterprises, Inc	4,050
10,534		Mattel, Inc	190,981
161		Nautilus Group, Inc	3,637
1,783		Russ Berrie & Co, Inc	35,927
87	f*	Steinway Musical Instruments, Inc	2,366

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	247,626

MISCELLANEOUS RETAIL - 1.60%
2,395	*	Amazon.com, Inc	97,860
4,909		CVS Corp	206,816
5,198	*	eBay, Inc	477,904
228		Michaels Stores, Inc	13,500
1,860	*	Office Depot, Inc	27,956
782		Omnicare, Inc	22,178

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

451		Petsmart, Inc	$12,804
6,223		Staples, Inc	185,570
694		Tiffany & Co	21,334
1,535	*	Toys 'R' Us, Inc	27,231
13,990		Walgreen Co	501,262
1,231		World Fuel Services Corp	44,070

		TOTAL MISCELLANEOUS RETAIL	1,638,485

MOTION PICTURES - 1.87%
44,908	*	Liberty Media Corp (Class A)	391,598
4,889		Metro-Goldwyn-Mayer, Inc	56,566
1,100	*	Reading International, Inc	8,800
522		Regal Entertainment Group (Class A)	9,970
52,462	*	Time Warner, Inc	846,737
26,458		Walt Disney Co	596,628

		TOTAL MOTION PICTURES	1,910,299

NONDEPOSITORY INSTITUTIONS - 4.62%
1,014		Advanta Corp (Class A)	23,119
2,468		American Capital Strategies Ltd	77,347
20,953		American Express Co	1,078,241
3,133		Capital One Financial Corp	231,529
3,580		CIT Group, Inc	133,856
6,977		Countrywide Financial Corp	274,824
17,733		Fannie Mae	1,124,272
11,880		Freddie Mac	775,051
20,972		MBNA Corp	528,494
600		MCG Capital Corp	10,416
2,848	*	Providian Financial Corp	44,258
9,005		SLM Corp	401,623
187		Student Loan Corp	26,507

		TOTAL NONDEPOSITORY INSTITUTIONS	4,729,537

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
2,151		Amcol International Corp	41,127
2,397		Vulcan Materials Co	122,127

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	163,254

OIL AND GAS EXTRACTION - 3.91%
8,961		Anadarko Petroleum Corp	594,652
9,534		Apache Corp	477,749
500		Berry Petroleum Co (Class A)	18,365
500		Cabot Oil & Gas Corp (Class A)	22,450
2,100	*	Callon Petroleum Co	26,628
900	*	Cheniere Energy, Inc	17,784
6,996		Chesapeake Energy Corp	110,747
1,138	*	Cimarex Energy Co	39,762
394	*	Clayton Williams Energy, Inc	8,443
288	*	Comstock Resources, Inc	6,025
500	*	Delta Petroleum Corp	6,520
2,065	*	Denbury Resources, Inc	52,451
7,417		Devon Energy Corp	526,681
1,200	*	Edge Petroleum Corp	19,164
400	*	Encore Acquisition Co	13,800
1,136	*	Energy Partners Ltd	18,494
6,117		ENSCO International, Inc	199,842
4,208		EOG Resources, Inc	277,097
600	*	Evergreen Resources, Inc	24,030
1,943	*	Forest Oil Corp	58,523
1,300	*	FX Energy, Inc	11,752
2,700	*	Global Industries Ltd	16,686
4,100	*	Grey Wolf, Inc	20,049

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

598	*	Harvest Natural Resources, Inc	$9,927
2,299		Helmerich & Payne, Inc	65,958
800	*	Houston Exploration Co	47,480
1,145	b*	KCS Energy, Inc	15,927
895	*	Magnum Hunter Resources, Inc	10,328
2,779	*	Meridian Resource Corp	24,539
3,300	*	Mission Resources Corp	20,757
1,598	*	Newfield Exploration Co	97,862
2,585		Noble Energy, Inc	150,550
1,000		Patina Oil & Gas Corp	29,570
2,418		Patterson-UTI Energy, Inc	46,111
200	*	Petroleum Development Corp	8,764
4,314		Pioneer Natural Resources Co	148,747
1,209	*	Plains Exploration & Production Co	28,847
1,797		Pogo Producing Co	85,268
3,552	*	Pride International, Inc	70,294
200	*	Quicksilver Resources, Inc	6,534
603		Range Resources Corp	10,546
1,757	*	Rowan Cos, Inc	46,385
600		St. Mary Land & Exploration Co	23,886
455	*	Stone Energy Corp	19,911
1,641	*	Swift Energy Co	39,318
2,600		Tidewater, Inc	84,630
8,181	*	Transmontaigne, Inc	47,613
300	*	Unit Corp	10,524
1,300	*	Varco International, Inc	34,866
1,100	*	Veritas DGC, Inc	25,058
3,200		Vintage Petroleum, Inc	64,224
4,965		XTO Energy, Inc	161,263

		TOTAL OIL AND GAS EXTRACTION	4,003,381

PAPER AND ALLIED PRODUCTS - 0.90%
400		Bemis Co	10,632
900		Bowater, Inc	34,371
9,100		Kimberly-Clark Corp	587,769
5,076		MeadWestvaco Corp	161,924
100	*	Pactiv Corp	2,325
2,371		Sonoco Products Co	62,689
911		Temple-Inland, Inc	61,174

		TOTAL PAPER AND ALLIED PRODUCTS	920,884

PERSONAL SERVICES - 0.01%
300	*	Weight Watchers International, Inc	11,646

		TOTAL PERSONAL SERVICES	11,646

PETROLEUM AND COAL PRODUCTS - 0.58%
1,336		Frontier Oil Corp	31,543
1,200	*	Giant Industries, Inc	29,160
1,678	*	Headwaters, Inc	51,783
3,067		Sunoco, Inc	226,897
3,192		Valero Energy Corp	256,030

		TOTAL PETROLEUM AND COAL PRODUCTS	595,413

PRIMARY METAL INDUSTRIES - 1.00%
1,100	*	Andrew Corp	13,464
558		Belden CDT, Inc	12,164
2,679	*	Century Aluminum Co	74,289
4,000		Engelhard Corp	113,400
648	*	General Cable Corp	6,895
512		Gibraltar Steel Corp	18,514
1,900	*	Imco Recycling, Inc	21,660

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

1,400	*	International Steel Group, Inc	$47,180
1,123	*	Lone Star Technologies, Inc	42,449
652	*	Maverick Tube Corp	20,088
1,969		Mueller Industries, Inc	84,569
1,624	*	NS Group, Inc	30,044
2,170		Nucor Corp	198,273
500		Quanex Corp	25,640
3,830		Ryerson Tull, Inc	65,761
1,548		Schnitzer Steel Industries, Inc (Class A)	50,078
1,530		Steel Dynamics, Inc	59,089
900		Steel Technologies, Inc	23,055
80		Tredegar Corp	1,456
900	*	Wheeling-Pittsburgh Corp	28,179
4,188		Worthington Industries, Inc	89,414

		TOTAL PRIMARY METAL INDUSTRIES	1,025,661

PRINTING AND PUBLISHING - 0.96%
919		Dow Jones & Co, Inc	37,321
790		EW Scripps Co	37,746
300		Harte-Hanks, Inc	7,503
4,285		McGraw-Hill Cos, Inc	341,472
1,296		New York Times Co (Class A)	50,674
3,223		R.R. Donnelley & Sons Co	100,944
4,951		Tribune Co	203,734
137	*	Valassis Communications, Inc	4,052
218		Washington Post Co (Class B)	200,560

		TOTAL PRINTING AND PUBLISHING	984,006

RAILROAD TRANSPORTATION - 0.44%
1,461	*	Kansas City Southern Industries, Inc	22,163
14,474		Norfolk Southern Corp	430,457

		TOTAL RAILROAD TRANSPORTATION	452,620

REAL ESTATE - 0.02%
121	*	Avatar Holdings, Inc	5,136
68		Catellus Development Corp	1,803
2,380	*	Stewart Enterprises, Inc (Class A)	16,541

		TOTAL REAL ESTATE	23,480

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
67		Bandag, Inc	2,935
1,671		Cooper Tire & Rubber Co	33,704
101		Reebok International Ltd	3,709
395	*	Sealed Air Corp	18,308
169	*	Skechers U.S.A., Inc (Class A)	2,454

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	61,110

SECURITY AND COMMODITY BROKERS - 1.85%
790		A.G. Edwards, Inc	27,350
2,296	*	Ameritrade Holding Corp	27,575
15,386		Charles Schwab Corp	141,397
50		Eaton Vance Corp	2,020
796		Federated Investors, Inc (Class B)	22,638
2,836		Franklin Resources, Inc	158,135
6,036		Goldman Sachs Group, Inc	562,797
7,451	*	Instinet Group, Inc	37,479
2,286		Janus Capital Group, Inc	31,112
496		Legg Mason, Inc	26,422
15,186		Merrill Lynch & Co, Inc	755,048
184	*	Piper Jaffray Cos	7,285

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

738		SEI Investments Co	$24,856
1,363		T Rowe Price Group, Inc	69,431

		TOTAL SECURITY AND COMMODITY BROKERS	1,893,545

SPECIAL TRADE CONTRACTORS - 0.02%
1,106	*	Integrated Electrical Services, Inc	5,320
500	*	Layne Christensen Co	7,535
1,802	*	Quanta Services, Inc	10,902

		TOTAL SPECIAL TRADE CONTRACTORS	23,757

STONE, CLAY, AND GLASS PRODUCTS - 0.20%
2,400		Anchor Glass Container Corp	19,704
241		Apogee Enterprises, Inc	3,116
48	*	Cabot Microelectronics Corp	1,740
300		CARBO Ceramics, Inc	21,642
13,611	*	Corning, Inc	150,810
16		Eagle Materials, Inc	1,141
53		Eagle Materials, Inc (Class B)	3,657

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	201,810

TRANSPORTATION BY AIR - 0.70%
600	*	Airtran Holdings, Inc	5,976
900	*	Alaska Air Group, Inc	22,302
2,587	*	AMR Corp	18,963
2,183	*	Continental Airlines, Inc (Class B)	18,599
3,244	*	Delta Air Lines, Inc	10,673
400	*	ExpressJet Holdings, Inc	4,004
4,190		FedEx Corp	359,041
4,628	*	FLYi, Inc	18,095
1,111	*	Frontier Airlines, Inc	8,532
975	*	JetBlue Airways Corp	20,397
1,832	*	Mesa Air Group, Inc	9,343
565		Skywest, Inc	8,503
15,339		Southwest Airlines Co	208,917

		TOTAL TRANSPORTATION BY AIR	713,345

TRANSPORTATION EQUIPMENT - 1.25%
500		American Axle & Manufacturing Holdings, Inc	14,630
1,603		ArvinMeritor, Inc	30,056
2,660		Autoliv, Inc	107,464
6,700	*	BE Aerospace, Inc	60,970
1,437		Brunswick Corp	65,757
300		Coachmen Industries, Inc	4,734
3,723		Dana Corp	65,860
16,175		Delphi Corp	150,266
200		Federal Signal Corp	3,716
1,100	*	Fleetwood Enterprises, Inc	16,698
1,271		Gentex Corp	44,650
5,730		Genuine Parts Co	219,917
553		Greenbrier Cos, Inc	13,272
5,376		Harley-Davidson, Inc	319,549
718	*	Sports Resorts International, Inc	2,682
1,433		Standard Motor Products, Inc	21,653
200	*	Strattec Security Corp	12,452
1,000		Superior Industries International, Inc	29,950
1,482	*	Tenneco Automotive, Inc	19,414
1,100	*	TRW Automotive Holdings Corp	20,735
6,300		Visteon Corp	50,337
205	*	Wabash National Corp	5,631

		TOTAL TRANSPORTATION EQUIPMENT	1,280,393

TIAA-CREF Mutual Funds - Social Choice Equity Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.07%
1,276		GATX Corp	$34,018
283	*	RailAmerica, Inc	3,127
1,216		Sabre Holdings Corp	29,828

		TOTAL TRANSPORTATION SERVICES	66,973

TRUCKING AND WAREHOUSING - 0.72%
9,757		United Parcel Service, Inc (Class B)	740,751

		TOTAL TRUCKING AND WAREHOUSING	740,751

WATER TRANSPORTATION - 0.04%
1,000	*	Gulfmark Offshore, Inc	16,330
1,400	*	Hornbeck Offshore Services, Inc	23,100

		TOTAL WATER TRANSPORTATION	39,430

WHOLESALE TRADE-DURABLE GOODS - 2.74%
1,100		Action Performance Cos, Inc	11,143
4,000	*	Adesa, Inc	65,720
1,069		Barnes Group, Inc	29,365
998		BorgWarner, Inc	43,203
333		CDW Corp	19,324
500	*	Compx International, Inc	8,000
2,800		IKON Office Solutions, Inc	33,656
300	*	Ingram Micro, Inc (Class A)	4,830
41,922		Johnson & Johnson	2,361,466
400	*	Metal Management, Inc	7,272
598	*	Patterson Cos, Inc	45,783
1,592		Reliance Steel & Aluminum Co	63,202
137	*	Safeguard Scientifics, Inc	256
1,924		W.W. Grainger, Inc	110,919

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,804,139

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
1,290	*	Allscripts Healthcare Solutions, Inc	11,610
8,038		Cardinal Health, Inc	351,823
2,000	*	Endo Pharmaceuticals Holdings, Inc	36,720
243	*	Henry Schein, Inc	15,141
6,564		McKesson Corp	168,367
1,400	*	Metals USA, Inc	24,836
2,279		Perrigo Co	46,833
1,085	*	Priority Healthcare Corp (Class B)	21,863
582		Russell Corp	9,801
202		Stride Rite Corp	2,071
10,194		Sysco Corp	305,004

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	994,069

		TOTAL COMMON STOCK	102,030,043
		(Cost $108,521,986)

TIAA-CREF Mutual Funds - Social Choice Equity Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 1.07%
U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES- 1.07%
$1,100,000	Federal Farm Credit Bank (FFCB)	$1,099,950
	1.230%, 10/01/04

	TOTAL U.S. GOVERNMENT & AGENCIES DISCOUNT NOTES	1,099,950

	TOTAL SHORT TERM INVESTMENTS	1,099,950
	(Cost $1,099,950)

	TOTAL PORTFOLIO - 100.72%	103,132,762
	(Cost $109,624,142)

	OTHER ASSETS & LIABILITIES, NET - (0.72%)	(740,653)

	NET ASSETS	$102,392,109

*	Non-income producing

b	In bankruptcy

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.

For ease of presentation, we have grouped a number of classification categories together in the
Statement of Investments. Note that the funds use more specific industry categories following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Managed Allocation Fund

     TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARE/PRINCIPAL		VALUE

TIAA-CREF MUTUAL FUNDS - 99.92%
15,712,386	TIAA-CREF Bond Plus Fund	$162,780,321
10,992,657	TIAA-CREF Growth Equity Fund	93,107,811
1,260,080	TIAA-CREF High-Yield Bond Fund	11,769,152
7,946,435	TIAA-CREF Institutional Large Cap Value Fund	105,290,267
323,051	TIAA-CREF Institutional Real Estate Securities Fund	4,319,202
1,183,988	TIAA-CREF Institutional Small-Cap Equity Fund	16,753,433
5,762,219	TIAA-CREF International Equity Fund	54,683,462
1,056,714	TIAA-CREF Money Market Fund	1,056,715
693,157	TIAA-CREF Short-Term Bond Fund	7,368,269

	TOTAL TIAA-CREF MUTUAL FUNDS	457,128,632
	(Cost $462,786,912)

SHORT TERM INVESTMENTS- 0.09%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE - 0.09%
$410,000	FEDERAL FARM CREDIT BANKS (FFCB)	409,981
	1.230%, 10/01/04
	TOTAL U.S. GOVERNMENT & AGENCIES DISCOUNT NOTE	409,981

	TOTAL SHORT TERM INVESTMENTS	409,981
	(Cost $409,981)

	TOTAL PORTFOLIO - 100.01%	457,538,613
	(Cost $463,196,893)

	OTHER ASSETS & LIABILITIES NET - (0.01)	(50,734)

	NET ASSETS - 100.00%	$457,487,879

TIAA-CREF Mutual Funds-High Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

			Maturity	Moodys
PRINCIPAL		Rate	Date	Rating	Value

CORPORATE BOND - 90.07%
AGRICULTURAL PRODUCTION-CROPS - 0.84%
$ 500,000	Dole Food Co Inc (Sr Note)	8.625	05/01/09	B2	$545,000
1,500,000	Dole Food Co Inc (Sr Note)	8.875	03/15/11	B2	1,631,250

	TOTAL AGRICULTURAL PRODUCTION-CROPS				2,176,250

AMUSEMENT AND RECREATION SERVICES - 3.75%
1,000,000	American Rock Salt Co LLC	9.500	03/15/14	B3	1,035,000
1,500,000	Caesars Entertainment, Inc (Sr Note)	7.000	04/15/13	Ba1	1,668,750
1,000,000	Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,110,000
1,000,000	Park Place Entertainment Corp (Sr Sub note)	7.500	09/01/09	Ba1	1,127,500
750,000	Seneca Gaming Corp (Sr Note)	7.250	05/01/12	B2	774,375
1,000,000	Six Flags, Inc (Sr Note)	9.750	04/15/13	B3	945,000
1,000,000	Speedway Motorsports, Inc (Sr Sub Note)	6.750	06/01/13	Ba2	1,042,500
1,000,000	Station Casinos, Inc (Sr Note)	6.000	04/01/12	Ba3	1,025,000
1,000,000	Station Casinos, Inc (Sr Note)	6.500	02/01/14	B2	1,017,500

	TOTAL AMUSEMENT AND RECREATION SERVICES				9,745,625

APPAREL AND OTHER TEXTILE PRODUCTS - 1.33%
2,000,000	Broder Brothers	11.250	10/15/10	B3	2,000,000
1,000,000	Collins & Aikman Products (Guarantee Note)	10.750	12/31/11	B2	1,000,000
500,000	Collins & Aikman Products Co (Sr Sub Note)	12.875	08/15/12	B3	461,250

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				3,461,250

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.89%
1,500,000	Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	1,725,000
500,000	Travelcenters of America, Inc (Guarantee Note)	12.750	05/01/09	B3	580,000

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,305,000

BUSINESS SERVICES - 4.67%
1,000,000	Activant Solutions, Inc	10.500	06/15/11	B2	1,030,000
600,000	Advanstar Communications, Inc	10.750	08/15/10	B3	664,500
1,500,000	Advanstar, Inc (Guarantee Note)	15.000	10/15/11	NR	1,275,000
1,000,000	BCP Caylux Holdings Luxembourg SCA	9.625	06/15/14	B3	1,080,000
2,000,000	FTD, Inc	7.750	02/15/14	B3	1,995,000
1,000,000	Iron Mountain, Inc (Guarantee Note)	6.625	01/01/16	B3	975,000
1,000,000	Iron Mountain, Inc (Guarantee Note)	8.625	04/01/13	B3	1,085,000
1,000,000	Lamar Media Corp (Guarantee Note)	7.250	01/01/13	Ba3	1,075,000
1,000,000	Scotts Co/The (Sr Sub Note)	6.625	11/15/13	Ba2	1,051,250
1,000,000	United Rentals North America, Inc (Guarantee Note)	6.500	02/15/12	B1	962,500
1,000,000	United Rentals North America, Inc (Sr Sub Note)	7.750	11/15/13	B2	937,500

	TOTAL BUSINESS SERVICES				12,130,750

TIAA-CREF Mutual Funds - High Yield Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

CHEMICALS AND ALLIED PRODUCTS -6.05%
$ 825,000		Acetex Corp (Sr Note)	10.875	08/01/09	B2	$907,500
500,000		Crompton Corp (Sr Note)	9.875	08/01/12	(P)B1	525,000
500,000		Equistar Chemicals LP Note	8.750	02/15/09	B2	538,750
500,000		Equistar Chemicals LP/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	570,000
750,000		FMC Corp (Secured Note)	10.250	11/01/09	Ba2	875,625
1,000,000		Georgia Gulf Corp (Sr Note)	7.125	12/15/13	B1	1,037,500
1,000,000		Georgia-Pacific Corp (Sr Note)	8.000	01/15/24	Ba3	1,137,500
1,000,000		Huntsman International LLC (Guarantee Note)	9.875	03/01/09	B3	1,102,500
1,000,000		IMC Global, Inc	10.875	08/01/13	B1	1,262,500
500,000		IMC Global, Inc (Guarantee Note)	11.250	06/01/11	B1	590,000
500,000		ISP Holdings, Inc (Secured Note)	10.625	12/15/09	B2	550,000
500,000		Johnsondiversey, Inc (Guarantee Note)	9.625	05/15/12	B2	560,000
1,500,000	h	Lyondell Chemical Co (Guarantee Note)	10.500	06/01/13	B1	1,732,500
500,000		Lyondell Chemical Co (Secured Note)	11.125	07/15/12	B1	580,000
1,000,000		Rockwood Specialties Group, Inc (Sr Sub Note)	10.625	05/15/11	B3	1,100,000
1,000,000		Valeant Pharmaceuticals International (Sr Note)	7.000	12/15/11	B1	1,012,500
1,500,000		WH Holdings Ltd and WH Capital Corp (Sr Note)	9.500	04/01/11	B3	1,623,750

		TOTAL CHEMICALS AND ALLIED PRODUCTS				15,705,625

COAL MINING - 1.41%
1,000,000		Arch Western Finance LLC (Sr Note)	7.500	07/01/13	Ba2	1,075,000
500,000		Luscar Coal Ltd (Sr Note)	9.750	10/15/11	Ba3	567,500
1,000,000		Massey Energy Co	6.625	11/15/10	Ba3	1,042,500
1,000,000		Peabody Energy Corp	5.875	04/15/16	Ba3	987,500

		TOTAL COAL MINING				3,672,500

COMMUNICATIONS - 11.83%
2,000,000		ACC Escrow Corp	10.000	08/01/11	B3	1,620,000
750,000		Allbritton Communications Co (Sr Sub Note)	7.750	12/15/12	B3	776,250
1,500,000		AT&T Corp (Sr Note)	8.050	11/15/11	Ba1	1,678,125
649,000		Avaya, Inc (Secured Note)	11.125	04/01/09	B1	747,973
1,000,000		Charter Communications Operating LLC	8.000	04/30/12	B2	997,500
375,000		Citizens Communications Co Note	8.500	05/15/06	Ba3	402,188
1,000,000		Corus Entertainment, Inc (Sr Sub Note)	8.750	03/01/12	B1	1,103,750
1,000,000		CSC Holdings Inc (Sr Sub Note)	10.500	05/15/16	B2	1,135,000
1,500,000		CSC Holdings, Inc (Sr Note)	7.625	04/01/11	B1	1,580,625
1,000,000		CSC Holdings, Inc Deb	7.875	02/15/18	B1	1,032,500
1,500,000		Echostar DBS Corp		10/01/11	BA3	1,518,750
325,000		Echostar DBS Corp (Sr Note)	9.125	01/15/09	Ba3	361,563
1,000,000		Fairpoint Communications Inc (Sr Note)	11.875	03/01/10	B3	1,140,000
2,250,000		Fisher Communications, Inc (Sr Note)	8.625	09/15/14	B2	2,340,000
1,000,000		General Cable Corp	9.500	11/15/10	B2	1,110,000
1,000,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,122,500
500,000		Insight Midwest Lp/Insight Capital, Inc (Sr Note)	10.500	11/01/10	B2	547,500
500,000		Nextel Communications, Inc (Sr Note)	6.875	10/31/13	Ba3	520,000
1,500,000		Nextel Communications, Inc (Sr Note)	7.375	08/01/15	Ba3	1,612,500
2,000,000		PanAmSat Corp (Guarantee Note)	9.000	08/15/14	B2	2,080,000
1,750,000		Qwest Corp (Sr Note)	7.875	09/01/11	Ba3	1,815,625
3,000,000		Qwest Corp Note	9.125	03/15/12	Ba3	3,300,000
1,000,000		Rogers Cantel, Inc Deb	9.750	06/01/16	Ba3	1,116,250
500,000		Rogers Wireless Communications, Inc (Secured Note)	9.625	05/01/11	Ba3	557,500
500,000		Videotron Ltee	6.875	01/15/14	Ba3	512,500

		TOTAL COMMUNICATIONS				30,728,599

EATING AND DRINKING PLACES - 0.20%
500,000		Carrols Corp (Guarantee Note)	9.500	12/01/08	B3	512,500

		TOTAL EATING AND DRINKING PLACES				512,500

TIAA-CREF Mutual Funds - High Yield Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

ELECTRIC, GAS, AND SANITARY SERVICES - 11.58%
$ 500,000		AES Corp (Secured Note)	9.000	05/15/15	B1	$563,750
500,000		AES Corp (Sr Note)	9.375	09/15/10	B2	563,125
1,000,000		AES Corp (Sr Note)	8.875	02/15/11	B2	1,112,500
1,250,000		AES Corp/The	7.750	03/01/14	B2	1,290,625
500,000		Allegheny Energy Supply Bond	8.250	04/15/12	B3	552,500
1,000,000		Allied Waste North America (Guarantee Note)	7.625	01/01/06	Ba3	1,043,750
1,000,000		Allied Waste North America (Sec Note)	6.500	11/15/10	Ba3	990,000
1,000,000		Allied Waste North America (Sec Note)	6.125	02/15/14	Ba3	932,500
1,000,000		Allied Waste North America (Sr Note)	7.875	04/15/13	Ba3	1,055,000
1,000,000		ANR Pipeline Co Note	8.875	03/15/10	B1	1,125,000
500,000		Aquila, Inc (Sr Note)	14.875	07/01/12	B2	673,750
500,000		BRL Universal Equipment 2001 A LP (Secured Note)	8.875	02/15/08	Ba3	532,500
500,000		Calpine Corp (Secured Note)	8.500	07/15/10	NR	382,500
1,000,000		Calpine Corp (Secured Note)	8.750	07/15/13	NR	755,000
375,000		Citizens Communications Co (Sr Note)	7.625	08/15/08	Ba3	393,750
1,000,000	h	CMS Energy Corp (Sr Note)	8.500	04/15/11	B3	1,090,000
500,000		Edison Mission Energy (Sr Note)	10.000	08/15/08	B1	585,000
167,000		El Paso Energy Partners Lp/El Paso Energy Partners Finance Corp (Guarantee Note)	8.500	06/01/11	B1	187,666
750,000	h	Empresa Nacional de Electricidad SA/Chile Note	7.750	07/15/08	Ba2	821,198
1,000,000		Illinois Power Co (First Mortgage Bond)	11.500	12/15/10	Ba3	1,185,000
1,000,000		Nevada Power Co	6.500	04/15/12	Ba2	1,032,500
500,000		Nevada Power Co	9.000	08/15/13	Ba2	575,000
1,000,000		NRG Energy, Inc (Secured Note)	8.000	12/15/13	B2	1,071,250
250,000		Orion Power Holdings, Inc (Sr Note)	12.000	05/01/10	B2	312,500
1,500,000		Reliant Energy, Inc (Secured Note)	9.500	07/15/13	B1	1,629,375
1,000,000		Sierra Pacific Resources (Sr Note)	8.625	03/15/14	B2	1,085,000
500,000		Southern Natural Gas Co Note	8.875	03/15/10	B1	562,500
1,000,000		Southern Natural Gas Co Note	8.000	03/01/32	Baa1	1,032,500
325,000		Stericycle, Inc (Guarantee Note)	12.375	11/15/09	B2	354,250
1,000,000		TECO Energy, Inc (Sr Note)	10.500	12/01/07	Ba2	1,160,000
496,687		Tiverton Power Assocs Ltd/Rumford Power Assocs Ltd LP (Pass-Thru Cert)	9.000	07/15/18	B3	362,582
500,000		TNP Enterprises, Inc (Sr Sub Note)	10.250	04/01/10	B2	537,500
1,000,000		Transcontinental Gas Pipe LN (Sr Note)	8.875	07/15/12	B1	1,216,250
1,000,000		Williams Cos, Inc Note	8.125	03/15/12	B3	1,152,500
1,000,000		Williams Cos, Inc Note	7.750	06/15/31	B3	1,015,000
1,000,000		Williams Cos, Inc Note	8.750	03/15/32	B3	1,117,500

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				30,051,321

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.63%
1,500,000		Flextronics International Ltd (Sr Sub Note)	6.500	05/15/13	Ba2	1,533,750
750,000		Freescale Semiconductor, Inc (Sr Note)	6.875	07/15/11	Ba2	780,000
750,000	g	Freescale Semiconductor, Inc (Sr Note)	7.125	07/15/14	Ba2	780,000
1,000,000		Sanmina-SCI Corp (Guarantee Note)	10.375	01/15/10	Ba2	1,143,750

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				4,237,500

ENGINEERING AND MANAGEMENT SERVICES - 0.40%
1,000,000		Nalco Co (Sr Note)	7.750	11/15/11	B2	1,060,000

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,060,000

FABRICATED METAL PRODUCTS - 1.46%
1,000,000		Ball Corp (Guarantee Note)	6.875	12/15/12	Ba3	1,065,000
500,000		Crown European Holdings SA (Secured Note)	9.500	03/01/11	B1	557,500
500,000		Crown European Holdings SA (Secured Note)	10.875	03/01/13	B2	581,250
500,000		Owens-Brockway (Secured Note)	8.750	11/15/12	B2	555,000
1,000,000		Valmont Industries, Inc (Company Guarantee)	6.875	05/01/14	Ba3	1,030,000

		TOTAL FABRICATED METAL PRODUCTS				3,788,750

TIAA-CREF Mutual Funds - High Yield Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

FOOD AND KINDRED PRODUCTS - 2.07%
$ 1,000,000		Burns Philp Capital Property ltd	9.750	07/15/12	B3	$1,070,000
1,000,000		Del Monte Corp (Guarantee Note)	9.250	05/15/11	B2	1,100,000
500,000		Reddy Ice Group, Inc (Sr Sub Note)	8.875	08/01/11	B3	538,750
1,500,000		Stater Brothers Holdings (Sr Note)	8.125	06/15/12	B1	1,563,750
1,000,000		Swift & Co (Guarantee Note)	10.125	10/01/09	B1	1,097,500

		TOTAL FOOD AND KINDRED PRODUCTS				5,370,000

GENERAL BUILDING CONTRACTORS - 2.56%
500,000		Beazer Homes USA, Inc (Guarantee Note)	8.375	04/15/12	Ba1	552,500
1,000,000		DR Horton Inc (Sr Note)	7.875	08/15/11	Ba1	1,156,250
1,000,000		Dr Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	1,207,500
500,000		K Hovnanian Enterprises, Inc (Guarantee Note)	6.500	01/15/14	Ba2	511,250
1,000,000		KB Home (Sr Note)		02/01/14	BA1	995,000
500,000		KB Home (Sr Sub Note)	8.625	12/15/08	Ba2	562,500
500,000		KB Home (Sr Sub Note)	7.750	02/01/10	Ba2	543,750
1,000,000		Toll Corp (Sr Sub Note)	8.250	12/01/11	Ba2	1,108,750

		TOTAL GENERAL BUILDING CONTRACTORS				6,637,500

GENERAL MERCHANDISE STORES - 0.41%
1,000,000		JC Penney Co, Inc/New Deb	7.125	11/15/23	Ba3	1,057,500

		TOTAL GENERAL MERCHANDISE STORES				1,057,500

HEALTH SERVICES - 1.60%
500,000		HCA Inc Note	5.250	11/06/08	Ba1	511,961
500,000		HCA, Inc (Sr Note)	7.875	02/01/11	Ba1	565,457
1,000,000		HCA, Inc Note	6.300	10/01/12	Ba1	1,036,769
1,500,000		Tenet Healthcare Corp (Sr Note)	9.875	07/01/14	B3e	1,567,500
500,000		Tenet Healthcare Corp Note	7.375	02/01/13	B3	470,000

		TOTAL HEALTH SERVICES				4,151,687

HOLDING AND OTHER INVESTMENT OFFICES - 3.00%
1,000,000		Capitol Records, Inc (Guarantee Note)	8.375	08/15/09	Ba1	1,115,000
68,000		Felcor Lodging LP (Guarantee Note)	10.000	09/15/08	B1	71,400
1,000,000		HMP Equity Holdings Corp (Sr Discount Note)	0.000	05/15/08	NR	630,000
1,000,000		iStar Financial, Inc	4.875	01/15/09	Ba1	1,002,032
686,000		iStar Financial, Inc (Sr Note)	8.750	08/15/08	Ba1	786,385
1,000,000		iStar Financial, Inc (Sr Note)	6.000	12/15/10	Ba1	1,040,474
1,500,000	h	Jostens IH Corp (Guarantee Note)	7.625	10/01/12	B3	1,507,500
1,500,000		UGS Corp (Sr Sub Note)	10.000	06/01/12	B3	1,635,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				7,787,791

HOTELS AND OTHER LODGING PLACES - 1.26%
500,000		Boyd Gaming Corp (Guarantee Note)	9.250	08/01/09	Ba3	546,250
500,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	557,500
250,000		MGM Mirage (Guarantee Note)	9.750	06/01/07	Ba2	277,813
750,000		MGM Mirage (Guarantee Note)	8.500	09/15/10	Ba1	852,188
1,000,000		MGM Mirage (Sr Note)	6.750	09/01/12	Ba1	1,035,000

		TOTAL HOTELS AND OTHER LODGING PLACES				3,268,751

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.20%
1,750,000		Case New Holland, Inc (Sr Note)	9.250	08/01/11	Ba3	1,960,000
1,000,000		Cummins, Inc	9.500	12/01/10	Ba2	1,155,000

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,115,000

TIAA-CREF Mutual Funds - High Yield Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

INSTRUMENTS AND RELATED PRODUCTS - 2.98%
$ 1,500,000		DirecTV Holdings LLC (Sr Note)	8.375	03/15/13	B1	$1,706,250
1,000,000		Eastman Kodak Co Note	7.250	11/15/13	Baa3	1,102,153
434,000		Fisher Scientific International (Sr Sub Note)	8.125	05/01/12	Ba3	483,910
1,000,000		Fisher Scientific International (Sr Sub Note)	8.000	09/01/13	Ba3	1,120,000
1,500,000		Global Cash Access LLC/Global Cash Finance Corp	8.750	03/15/12	Caa1	1,590,000
500,000		Hanger Orthopedic Group, Inc (Guarantee Note)	10.375	02/15/09	B3	460,000
500,000		Xerox Corp (Guarantee Note)	9.750	01/15/09	Ba2	582,500
650,000		Xerox Corp (Sr Note)	6.875	08/15/11	Ba2	679,250

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				7,724,063

METAL MINING - 0.44%
1,000,000		Freeport-McMoRan Copper & Gold, Inc (Sr Note)	10.125	02/01/10	B2	1,131,250

		TOTAL METAL MINING				1,131,250

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.05%
1,000,000		K2, Inc	7.375	07/01/14	Ba3	1,060,000
1,500,000		Koppers, Inc (Guarantee Note)	9.875	10/15/13	B2	1,657,500

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,717,500

MISCELLANEOUS RETAIL - 1.05%
1,000,000		Amerigas Partners LP/Amerigas Eagle Finance Corp (Sr Note)	10.000	04/15/06	B2	1,095,000
500,000		Office Depot, Inc (Sr Sub Note)	10.000	07/15/08	Ba1	587,500
1,000,000		Rite Aid Corp (Secured Note)	8.125	05/01/10	B2	1,050,000

		TOTAL MISCELLANEOUS RETAIL				2,732,500

MOTION PICTURES 0.20%
500,000		Warner Music Group (Sr Sub Note)	7.375	04/15/14	B3	517,500

		TOTAL MOTION PICTURES				517,500

NONDEPOSITORY INSTITUTIONS - 1.68%
1,000,000		Couche-Tard US LP/Couche-Tard Finance Corp		12/15/13	BA3	1,065,000
977,000		Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875	08/15/13	B2	1,147,975
1,000,000		E*Trade Financial Corp	8.000	06/15/11	B1	1,040,000
1,000,000		Nexstar Finance LLC/Nexstar Finance, Inc (Guarantee Note)	12.000	04/01/08	B3	1,100,000

		TOTAL NONDEPOSITORY INSTITUTIONS				4,352,975

OIL AND GAS EXTRACTION - 3.20%
1,870,000		Chesapeake Energy Corp	6.875	01/15/16	Ba3	1,954,150
1,000,000		Chesapeake Energy Corp (Guarantee Note)	7.750	01/15/15	Ba3	1,090,000
1,000,000		Exco Resources, Inc (Guarantee Note)	7.250	01/15/11	B2	1,060,000
500,000		Hanover Equipment Trust (Secured Note)	8.500	09/01/08	B2	537,500
500,000		Hanover Equipment Trust (Secured Note)	8.750	09/01/11	B2	546,250
649,000		Magnum Hunter Resources, Inc (Guarantee Note)	9.600	03/15/12	B2	733,370
500,000		Peabody Energy Corp (Guarantee Note)	6.875	03/15/13	Ba3	540,000
1,000,000		Plains Exploration & Production Co	7.125	06/15/14	Ba2	1,072,500
750,000		Premcor Refining Group, Inc/The	6.750	05/01/14	Ba3	776,250

		TOTAL OIL AND GAS EXTRACTION				8,310,020

PAPER AND ALLIED PRODUCTS - 3.69%
750,000		Caraustar Industries, Inc (Guarantee Note)	9.875	04/01/11	Caa1	802,500
1,500,000	h	Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	1,755,000
500,000		Georgia-Pacific Corp (Guarantee Note)	9.375	02/01/13	Ba2	588,750
1,500,000		Georgia-Pacific Corp Deb	9.500	12/01/11	Ba3	1,856,250
1,500,000		Graphic Packaging International Corp	9.500	08/15/13	B3	1,713,750
880,000		Greif, Inc (Guarantee Note)	8.875	08/01/12	B2	981,200
1,000,000		Millar Western Forest Products Ltd	7.750	11/15/13	B3	1,050,000
750,000		Smurfit-Stone Container Corp (Guarantee Note)	8.250	10/01/12	B2	826,875

		TOTAL PAPER AND ALLIED PRODUCTS				9,574,325

TIAA-CREF Mutual Funds - High Yield Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

PERSONAL SERVICES - 1.41%
$ 2,000,000		Coinmach Corp (Sr Note)	9.000	02/01/10	B2	$2,075,000
1,000,000		Service Corp International/US (Sr Note)	7.000	04/01/16	B1	1,000,000
41,000		Service Corp International/US Note	6.000	12/15/05	B1	42,128
500,000		Service Corp International/US Note	7.700	04/15/09	B1	538,750

		TOTAL PERSONAL SERVICES				3,655,878

PETROLEUM AND COAL PRODUCTS - 0.73%
500,000		Equistar Chemicals LP/Equistar Funding Corp (Guarantee Note)	10.125	09/01/08	B2	563,750
750,000	g	Foundation PA Coal Co (Sr Note)	7.250	08/01/14	B1	796,875
500,000		Tesoro Petroleum Corp (Secured Note)	8.000	04/15/08	Ba2	540,000

		TOTAL PETROLEUM AND COAL PRODUCTS				1,900,625

PRIMARY METAL INDUSTRIES - 1.40%
750,000		AK Steel Corp (Guarantee Note)	7.750	06/15/12	B3	733,125
1,000,000		Ispat Inland ULC (Sec Note)	9.750	04/01/14	Caa1	1,102,500
750,000		Russel Metals, Inc (Sr Note)	6.375	03/01/14	Ba3	750,000
500,000		Texas Industries, Inc (Sr Note)	10.250	06/15/11	B1	575,000
421,000		United States Steel Corp (Sr Note)	9.750	05/15/10	B1	482,045

		TOTAL PRIMARY METAL INDUSTRIES				3,642,670

PRINTING AND PUBLISHING - 5.05%
500,000		American Achievement Corp	8.250	04/01/12	B3	525,000
1,500,000		Block Communications, Inc (Guarantee Note)	9.250	04/15/09	B2	1,586,250
500,000		CanWest Media, Inc (Guarantee Note)	7.625	04/15/13	B1	537,500
1,000,000		CanWest Media, Inc (Sr Sub Note)	10.625	05/15/11	B2	1,137,500
500,000		Dex Media East LLC/Dex Media East Finance Co (Guarantee Note)	9.875	11/15/09	B1	575,000
1,750,000		Liberty Group Operating, Inc (Guarantee Note)	9.375	02/01/08	Caa1	1,763,125
1,500,000		Mail Well I Corp (Guarantee Note)	9.625	03/15/12	B1	1,650,000
2,000,000		Primedia, Inc (Guarantee Note)	7.625	04/01/08	B3	1,975,000
1,000,000		Rent-A-Center, Inc (Guarantee Note)	7.500	05/01/10	B1	1,035,000
500,000		RH Donnelley Finance Corp I (Guarantee Note)	10.875	12/15/12	B2	606,250
500,000		RH Donnelley Finance Corp I (Sr Sub Note)	10.875	12/15/12	B2	606,250
1,000,000		Von Hoffmann Press, Inc (Guarantee Note)	10.250	03/15/09	B2	1,110,000

		TOTAL PRINTING AND PUBLISHING				13,106,875

RUBBER AND MISCELLANEOUS PLASTICS PRODUCT - 0.42%
1,000,000		Owens-Brockway Glass Con. (Guarantee Note)	8.875	02/15/09	B2	1,087,500

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCT				1,087,500

TRANSPORTATION EQUIPMENT - 1.87%
500,000		Dana Corp Note	10.125	03/15/10	Ba3	567,500
1,000,000		Dana Corp Note	9.000	08/15/11	Ba3	1,207,500
1,000,000		Sequa Corp (Sr Note)	8.875	04/01/08	B1	1,085,000
500,000		Sequa Corp (Sr Note)	9.000	08/01/09	B1	550,000
1,000,000		TD Funding Corp (Guarantee Note)	8.375	07/15/11	B3	1,070,000
324,000		TRW Automotive, Inc (Sr Sub Note)	11.000	02/15/13	B2	385,560

		TOTAL TRANSPORTATION EQUIPMENT				4,865,560

WATER TRANSPORTATION - 1.02%
1,500,000		Gulfmark Offshore, Inc (Sr Note)	7.750	07/15/14	B2	1,518,750
1,000,000		Stena AB (Sr Sub Note)	9.625	12/01/12	Ba3	1,116,250

		TOTAL WATER TRANSPORTATION				2,635,000

TIAA-CREF Mutual Funds - High Yield Bond Fund

			Maturity	Moodys
PRINCIPAL/SHARES		Rate	Date	Rating	Value

WHOLESALE TRADE-DURABLE GOODS - 3.67%
$ 1,000,000	Avnet, Inc Notes	9.750	02/15/08	Ba2	$1,132,500
1,500,000	Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	1,640,625
2,000,000	Keystone Automotive Operations, Inc (Sr Sub Note)	9.750	11/01/13	B3	2,150,000
1,000,000	Polypore, Inc	8.750	05/15/12	Caa1	1,037,500
1,000,000	Ryerson Tull, Inc/Old Note	9.125	07/15/06	B1	1,055,000
1,500,000	Solo Cup Co (Sr Sub Note)	8.500	02/15/14	B3	1,477,500
1,000,000	Wesco Distribution, Inc (Guarantee Note)	9.125	06/01/08	B3	1,031,250

	TOTAL WHOLESALE TRADE-DURABLE GOODS				9,524,375

WHOLESALE TRADE-NONDURABLE GOODS - 2.07%
1,000,000	Airgas, Inc (Guarantee Note)	9.125	10/01/11	Ba2	1,125,000
1,000,000	Airgas, Inc (Sr Sub Note)	6.250	07/15/14	Ba2	1,000,000
1,000,000	AmerisourceBergen Corp (Guarantee Note)	7.250	11/15/12	Ba3	1,085,000
500,000	AmerisourceBergen Corp (Sr Note)	8.125	09/01/08	Ba3	555,000
500,000	ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	557,500
1,000,000	NeighborCare, Inc (Sr Sub Note)	6.875	11/15/13	Ba3	1,039,996

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,362,496

	TOTAL CORPORATE BOND
	(Cost $ 219,826,164)				233,805,011

PREFERRED STOCK - 00.00%
250	Global Crossing Holding Ltd		08/01/07		(0)
500	Global Crossing Holding Ltd		11/15/09		(0)

	TOTAL PREFERRED STOCKS
	(Cost $0)				(0)

COMMON STOCK - 0.00%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
1,500	TravelCenters of America, Inc		05/01/09		15
500	TravelCenters of America, Inc				(0)

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				15

BUSINESS SERVICES - 0.00%
1,500	Advanstar Holdings Corp		10/15/11		15

	TOTAL BUSINESS SERVICES				15

PAPER AND ALLIED PRODUCTS - 0.00%
250	Pliant Corp		06/01/10		3

	TOTAL PAPER AND ALLIED PRODUCTS				3

	TOTAL COMMON STOCK
	(Cost $ 162,890)				33

TIAA-CREF Mutual Funds - High Yield Bond Fund

			Maturity
PRINCIPAL		Rate	Date	Value

PRINCIPAL
SHORT TERM INVESTMENTS - 8.18%
U.S. GOVERNMENT AND AGENCIES DISCOUNT - 8.18%
$21,220,000	Federal Farm Credit Bank (FFCB)	1.230	10/01/04	$21,219,027

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE			21,219,027

	TOTAL SHORT TERM INVESTMENTS
	(Cost $21,220,000 )			21,219,027

	TOTAL PORTFOLIO - 98.25%			255,024,071
	(Cost $ 241,209,054)
	OTHER ASSETS & LIABILITIES, NET - 1.75%			4,551,993

	NET ASSETS - 100.00%			$259,576,064

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers
At September 30, 2004, the value of these securities amounted to $1,576,875 or 0.61% of net assets
h	These securities were purchased on a delayed delivery basis

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Short Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT TERM BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

			Maturity	Moodys
PRINCIPAL		Rate	Date	Rating	Value

BOND - 100.61%
CORPORATE BOND - 41.87%
ASSET BACKED -1.19%
$ 1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	$1,002,871
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	488,702
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	496,099
812,640	Chase Funding Net Interest Margin Series 2004-1A (Class A)	3.750	03/27/35	Baa2e	807,165
41,666	Sears Credit Account Master Trust Series 1998-2 (Class A)	5.250	10/16/08	Aaa	41,728

	TOTAL ASSET BACKED				2,836,565

BUSINESS SERVICES - 0.53%
500,000	Equifax, Inc	6.300	07/01/05	Baa1	512,942
500,000	Midamerican Energy Holdings Co (Sr Note)	4.625	10/01/07	Baa3	511,535
250,000	Sungard Data Systems, Inc Note	3.750	01/15/09	Baa2	247,519

	TOTAL BUSINESS SERVICES				1,271,996

CHEMICALS AND ALLIED PRODUCTS - 2.22%
1,000,000	Du Pont EI de Nemours & Co Note	6.750	10/15/04	Aa3	1,001,330
1,000,000	Eli Lilly & Co Note	2.900	03/15/08	Aa3	982,442
1,000,000	Gillette Co/The (Sr Note)	4.125	08/30/07	Aa3	1,022,746
250,000	Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	250,047
500,000	Merck & Co, Inc Note	5.250	07/01/06	Aaa	520,507
1,000,000	Pfizer, Inc Note	3.625	11/01/04	Aaa	1,001,242
500,000	Pfizer, Inc Note	5.625	02/01/06	Aaa	518,481

	TOTAL CHEMICALS AND ALLIED PRODUCTS				5,296,795

COMMUNICATIONS - 3.93%
500,000	360 Communications Co (Sr Note)	7.500	03/01/06	A2	532,554
500,000	America Movil SA de CV	4.125	03/01/09	Baa1	487,295
500,000	AT&T Wireless Services, Inc (Sr Note)	6.875	04/18/05	Baa2	511,687
500,000	BellSouth Telecommunication Note	6.500	06/15/05	Aa3	514,019
250,000	Citizens Communications Co Note	8.500	05/15/06	Ba3	268,125
1,000,000	Clear Channel Communications, Inc Note	3.125	02/01/07	Baa3	989,451
550,000	Comcast Cable Communications (Sr Note)	6.375	01/30/06	Baa3	574,384
500,000	Cox Communications, Inc Note	7.750	08/15/06	Baa2	537,508
1,000,000	Deutsche Telekom International Finance BV (Guarantee Note)	8.250	06/15/05	Baa2	1,038,657
500,000	Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa2	501,949
500,000	GTE California Inc Deb	5.500	01/15/09	A1	527,980
1,000,000	SBC Communications, Inc Note	5.750	05/02/06	A1	1,044,497
1,000,000	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,057,206
500,000	Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	523,324
250,000	Vodafone Group plc Note	3.950	01/30/08	A2	253,711

	TOTAL COMMUNICATIONS				9,362,347

DEPOSITORY INSTITUTIONS -5.94%
500,000	Bank of America Corp (Sr Note)	5.250	02/01/07	Aa2	524,123
750,000	Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	737,739

TIAA-CREF Mutual Funds - Short Term Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

$ 1,000,000		Bank One Corp Note	6.500	02/01/06	Aa3	$1,049,005
1,000,000		Bank One NA Illinois Note	3.700	01/15/08	Aa2	1,008,199
500,000		Citigroup, Inc Note	4.125	06/30/05	Aa1	506,358
1,000,000		Citigroup, Inc Note	5.750	05/10/06	Aa1	1,045,745
1,000,000		Citigroup, Inc Note	3.500	02/01/08	Aa1	1,002,061
500,000		Credit Suisse First Boston USA, Inc Note	5.750	04/15/07	Aa3	530,482
1,000,000		JPMorgan Chase & Co Note	3.500	03/15/09	Aa3	986,064
500,000		KFW International Finance (Guarantee Note)	2.300	10/17/05	Aaa	500,844
400,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	407,870
250,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	255,357
500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	520,213
250,000		National City Bank/Indiana Note	4.875	07/20/07	Aa3	260,454
500,000		Popular North America, Inc	4.700	06/30/09	A3	512,295
480,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	518,660
500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	524,053
500,000		Wachovia Bank NA/Old Note	4.850	07/30/07	Aa2	521,047
500,000		Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	496,096
250,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	250,292
500,000		Wells Fargo & Co (Sr Note)	7.250	08/24/05	Aa1	520,122
1,500,000	h	Wells Fargo Home Equity Trust	4.500	06/30/10		1,500,000

		TOTAL DEPOSITORY INSTITUTIONS				14,177,079

EATING AND DRINKING PLACES - 0.22%
500,000		Mcdonald's Corp Note	5.950	01/15/08	A2	534,067

		TOTAL EATING AND DRINKING PLACES				534,067

ELECTRIC, GAS, AND SANITARY SERVICES - 2.88%
500,000		American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	524,227
500,000		Consolidated Natural Gas Co Note	7.250	10/01/04	A3	500,000
250,000		Consumers Energy Co (1st Mtge)	4.250	04/15/08	Baa3	252,344
500,000		Dominion Resources Inc/VA Note	2.800	02/15/05	Baa1	500,633
2,000,000		Duke Energy Corp (First Mortgage Bond)	3.750	03/05/08	A3	2,008,719
500,000		FirstEnergy Corp Note	5.500	11/15/06	Baa3	520,460
500,000		KeySpan Corp Note	6.150	06/01/06	A3	524,988
1,000,000		Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	997,414
1,000,000		Tampa Electric Co Note	5.375	08/15/07	Baa2	1,045,889

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,874,674

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.22%
500,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	523,004

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				523,004

FABRICATED METAL PRODUCTS - 0.45%
1,000,000		Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	1,078,860

		TOTAL FABRICATED METAL PRODUCTS				1,078,860

FOOD AND KINDRED PRODUCTS - 1.48%
500,000		Cadbury Schweppes US Finance LLC Note	3.875	10/01/08	Baa	501,007
500,000		Coca-Cola Co Note	4.000	06/01/05	Aa3	504,831
1,000,000		Coca-Cola Enterprises, Inc Note	2.500	09/15/06	A2	988,718
1,000,000		General Mills, Inc Note	5.125	02/15/07	Baa2	1,042,461
500,000		Kraft Foods, Inc	4.000	10/01/08	A3	502,701

		TOTAL FOOD AND KINDRED PRODUCTS				3,539,718

FORESTRY - 0.44%
1,000,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	1,051,057

		TOTAL FORESTRY				1,051,057

TIAA-CREF Mutual Funds - Short Term Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

FURNITURE AND FIXTURES - 0.22%
$ 500,000		Masco Corp Note	4.625	08/15/07	Baa1	$513,723

		TOTAL FURNITURE AND FIXTURES				513,723

GENERAL BUILDING CONTRACTORS - 0.22%
500,000		Centex Corp Note	4.750	01/15/08	Baa2	515,106

		TOTAL GENERAL BUILDING CONTRACTORS				515,106

GENERAL MERCHANDISE STORES - 3.38%
500,000		Fred Meyer, Inc Holding Co (Guarantee Note)	7.450	03/01/08	Baa2	559,247
1,000,000	g	May Department Stores Co/The Note	3.950	07/15/07	Baa2	1,009,463
500,000		Target Corp Note	3.375	03/01/08	A2	500,183
500,000		Wal-Mart Stores, Inc Note	4.375	07/12/07	Aa2	515,547
5,000,000		Wal-Mart Stores, Inc Note	3.375	10/01/08	Aa2	4,965,965
500,000		Wal-Mart Stores, Inc Note	4.150	06/15/05	Aa2	506,349

		TOTAL GENERAL MERCHANDISE STORES				8,056,754

HOLDING AND OTHER INVESTMENT OFFICES - 0.76%
250,000		EOP Operating LP Note	8.375	03/15/06	Baa2	268,886
1,000,000		Pepco Holdings, Inc Note	3.750	02/15/06	Baa2	1,008,390
500,000		Pepco Holdings, Inc Note	5.500	08/15/07	Baa2	524,441

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,801,717

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.86%
250,000		Caterpillar Financial Services Corp Note (Sr Note)	4.875	06/15/07	A2	260,436
250,000		Hewlett-Packard Co Note	3.625	03/15/08	A3	250,901
1,000,000		IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	1,025,152
500,000		John Deere Capital Corp Note	3.900	01/15/08	A3	506,096

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,042,585

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
500,000		Raytheon Co Note	6.500	07/15/05	Baa3	514,802

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				514,802

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
500,000		Marsh & McLennan Cos, Inc (Sr Note)	5.375	03/15/07	A2	523,681

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				523,681

INSURANCE CARRIERS - 2.12%
250,000	American General Finance Corp Note	2.750	06/15/08	A1	241,898
550,000	Anthem, Inc Note	3.500	09/01/07	Baa1	550,086
1,500,000	International Finance Corp	3.750	06/30/09	Aaa	1,512,006
250,000	Lincoln National Corp Note	5.250	06/15/07	A3	261,654
500,000	UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	495,950
2,000,000	UnitedHealth Group, Inc Note	3.375	08/15/07	A3	1,999,189

	TOTAL INSURANCE CARRIERS				5,060,783

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
500,000	Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	523,868

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				523,868

MOTION PICTURES - 0.87%
1,530,000	AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	1,557,431
500,000	Walt Disney Co Note	5.500	12/29/06	Baa1	523,045

	TOTAL MOTION PICTURES				2,080,476

TIAA-CREF Mutual Funds - Short Term Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

NATIONAL SECURITY AND INTERNATIONAL AFFA - 0.22%
$ 500,000		Inter-American Development Bank Bond	5.375	01/18/06	Aaa	$518,437

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFA				518,437

NONDEPOSITORY INSTITUTIONS - 5.38%
250,000		American Express Co Note	3.750	11/20/07	A1	252,582
500,000		American General Finance Corp	4.625	05/15/09	A1	512,986
1,000,000		American Honda Finance Corp	4.500	05/26/09	A1	1,023,524
500,000		CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	508,961
1,000,000		Countrywide Home Loans, Inc (Guarantee Note)	5.500	08/01/06	A3	1,043,161
1,250,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	1,324,113
500,000		Ford Motor Credit Co Note	5.625	10/01/08	A3	516,817
500,000		General Electric Capital Corp Note	5.350	03/30/06	Aaa	519,250
2,000,000		General Electric Capital Corp Note	3.500	05/01/08	Aaa	2,001,764
500,000		General Motors Acceptance Corp Note	6.125	08/28/07	A3	526,224
1,000,000		Household Finance Corp	4.750	05/15/09	A1	1,031,628
500,000		Household Finance Corp Note	8.000	05/09/05	A1	516,826
1,000,000		Household Finance Corp Note	4.125	12/15/08	A1	1,011,196
140,000		MBNA America Bank Note	5.375	01/15/08	Baa1	147,311
500,000		National Rural Utility Coop Finance Note	6.500	03/01/07	A2	536,988
1,000,000		Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	968,070
400,000		Toyota Motor Credit Corp Note	2.875	07/08/08	Aaa	391,473

		TOTAL NONDEPOSITORY INSTITUTIONS				12,832,874

OIL AND GAS EXTRACTION - 1.48%
500,000		Anadarko Petroleum Corp Note	3.250	05/01/08	Baa1	495,433
750,000		Conoco Funding Co (Guarantee Note)	5.450	10/15/06	A3	786,394
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	496,641
456,000		Norfolk Southern Corp Note	5.257	09/17/14		462,560
250,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	255,114
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	510,900
500,000		Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	513,279

		TOTAL OIL AND GAS EXTRACTION				3,520,321

OTHER MORTGAGE BACKED SECURITIES - 0.25%
584,438		Option One Mortgage Securities Corp Trust Series 2004-1A (Class A)	2.030	04/26/09	Aaa	584,439

		TOTAL OTHER MORTGAGE BACKED SECURITIES				584,439

PAPER AND ALLIED PRODUCTS - 0.10%
250,000		International Paper Co Note	3.800	04/01/08	Baa2	249,895

		TOTAL PAPER AND ALLIED PRODUCTS				249,895

PETROLEUM AND COAL PRODUCTS - 0.63%
1,000,000	h	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3e	1,005,519
500,000	h	Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3e	504,153

		TOTAL PETROLEUM AND COAL PRODUCTS				1,509,672

PIPELINES, EXCEPT NATURAL GAS - 0.31%
750,000		Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	745,013

		TOTAL PIPELINES, EXCEPT NATURAL GAS				745,013

PRINTING AND PUBLISHING - 0.63%
1,000,000		RR Donnelley & Sons Co	3.750	04/01/09	Baa1	984,973
500,000		Viacom, Inc (Guarantee Note)	5.625	05/01/07	A3	528,813

		TOTAL PRINTING AND PUBLISHING				1,513,786

TIAA-CREF Mutual Funds - Short Term Bond Fund

			Maturity	Moodys
PRINCIPAL		Rate	Date	Rating	Value

RAILROAD TRANSPORTATION - 0.33%
$ 87,000	Norfolk Southern Corp Note	7.350	05/15/07	Baa1	$95,572
150,000	Union Pacific Corp Note	7.600	05/01/05	Baa2	154,263
500,000	Union Pacific Corp Note	5.750	10/15/07	Baa2	529,950

	TOTAL RAILROAD TRANSPORTATION				779,785

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.22%
500,000	Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	527,481

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT				527,481

	SECURITY AND COMMODITY BROKERS - 2.03%
500,000	Bear Stearns Cos, Inc Note	5.700	01/15/07	A1	527,929
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	500,438
1,000,000	Goldman Sachs Group, Inc	3.875	01/15/09	Aa3	1,000,818
500,000	Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	526,674
750,000	Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	760,581
500,000	Morgan Stanley Bond	5.800	04/01/07	Aa3	531,009
1,000,000	Morgan Stanley Note	3.625	04/01/08	Aa3	1,001,697

	TOTAL SECURITY AND COMMODITY BROKERS				4,849,146

TRANSPORTATION EQUIPMENT - 1.48%
500,000	Boeing Capital Corp (Sr Note)	5.750	02/15/07	A3	529,482
500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	4.050	06/04/08	A3	502,642
1,000,000	General Dynamics Corp Note	3.000	05/15/08	A2	979,670
1,000,000	General Motors Acceptance Corp	5.625	05/15/09	A3	1,018,728
500,000	General Motors Acceptance Corp Note	5.125	05/09/08	A3	510,722

	TOTAL TRANSPORTATION EQUIPMENT				3,541,244

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
500,000	Safeway, Inc Note	4.800	07/16/07	Baa2	514,180

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				514,180

	TOTAL CORPORATE BOND
	(Cost $98,798,800)				99,865,930

GOVERNMENT BOND - 58.74%
AGENCY SECURITIES - 27.57%
6,000,000	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	5,945,060
12,750,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	12,633,673
14,500,000	Federal Home Loan Mortgage Corp (FHLMC)	2.875	05/15/07	Aaa	14,438,218
8,000,000	Federal National Mortgage Association (FNMA)	4.375	10/15/06	Aaa	8,244,226
3,500,000	Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	3,656,690
20,000,000	Federal National Mortgage Association (FNMA)	5.250	06/15/06	Aaa	20,835,832

	TOTAL AGENCY SECURITIES				65,753,699

FOREIGN GOVERNMENT BONDS - 0.69%
100,000	Canadian Government Bond	6.375	11/30/04	Aaa	100,676
500,000	Italy Government International Bond	7.250	02/07/05	Aa2	509,027
1,000,000	Province Of Manitoba Note	4.250	11/20/06	Aa2	1,027,139

	TOTAL FOREIGN GOVERNMENT BONDS				1,636,842

TIAA-CREF Mutual Funds - Short Term Bond Fund

			Maturity
PRINCIPAL		Rate	Date	Value

MORTGAGE BACKED SECURITIES - 1.43%
$ 254,252	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	$266,623
944,745	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19	977,334
918,711	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19	950,402
731,048	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33	756,145
462,615	Federal National Mortgage Association (FNMA)	5.000	01/01/19	470,988

	TOTAL MORTGAGE BACKED SECURITIES			3,421,492

U.S. TREASURY SECURITIES - 29.05%
6,000,000	U.S. Treasury Bond	11.750	02/15/10	6,214,380
5,197,230	U.S. Treasury Inflation Indexed	3.875	01/15/09	5,850,930
5,000,000	U.S. Treasury Note	7.000	07/15/06	5,389,200
500,000	U.S. Treasury Note	2.750	07/31/06	501,840
6,550,000	U.S. Treasury Note	2.625	11/15/06	6,547,053
5,550,000	U.S. Treasury Note	2.250	02/15/07	5,490,948
2,000,000	U.S. Treasury Note	3.125	05/15/07	2,016,880
5,100,000	U.S. Treasury Note	2.625	05/15/08	5,025,183
3,450,000	U.S. Treasury Note	3.250	08/15/08	3,465,939
8,500,000	U.S. Treasury Note	3.125	09/15/08	8,492,605
2,050,000	U.S. Treasury Note	3.250	01/15/09	2,050,779
2,250,000	U.S. Treasury Note	3.000	02/15/09	2,227,342
6,875,000	U.S. Treasury Note	3.625	07/15/09	6,957,500
9,000,000	U.S. Treasury Note	3.500	08/15/09	9,053,280

	TOTAL U.S. TREASURY SECURITIES			69,283,859

	TOTAL GOVERNMENT BOND
	(Cost $140,358,255)			140,095,892

	TOTAL BONDS
	(Cost $239,157,055)			239,961,822

	TOTALPORTFOLIO - 100.61%
	(Cost $239,157,055)			239,961,822

	OTHER ASSETS & LIABILITIES, NET - (0.61%)			(1,451,002)

	NET ASSETS - 100.00%			$238,510,820

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers
At September 30, 2004, the value of these securities amounted to $1,009,463 or 0.42% of net assets
h	These securities were purchased on a delayed delivery basis

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds-Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

MUNICIPAL BONDS - 101.60%
SHORT TERM MINICIPAL BONDS - 0.62%
$ 420,000		New York N.Y.		08/15/20	$420,000
200,000		New York N.Y.		08/01/20	200,000
170,000		New York N.Y.		08/01/21	170,000
370,000		New York N.Y. Municipal Water		06/15/33	370,000

		TOTAL SHORT TERM MUNICIPAL BONDS			1,160,000

ALABAMA - 3.92%
1,140,000	d	Birmingham Industrial Water Board	6.000	07/01/07	1,251,139
2,500,000		Courtland Industrial Development Board Environmental	5.000	11/01/13	2,632,875
1,800,000		Jefferson County Sewer Revenue	5.250	02/01/16	1,961,280
1,310,000		West Jefferson Amusement & Public Authority Revenue	7.500	12/01/08	1,430,873

					7,276,167

CALIFORNIA - 15.37%
1,200,000		California State (General Obligation)	5.500	06/01/10	1,346,796
1,280,000		California State (General Obligation)	5.000	02/01/11	1,403,123
1,480,000		California State (General Obligation)	5.000	01/01/12	1,622,391
1,000,000	d	California State (General Obligation)	5.000	02/01/12	1,096,210
2,500,000		California State (General Obligation)	5.000	04/01/12	2,745,500
4,340,000		California State (General Obligation)	5.250	12/01/12	4,859,368
2,475,000	d	California State (General Obligation)	5.000	01/01/13	2,715,323
1,005,000	d	California State (General Obligation)	5.000	02/01/13	1,102,586
1,000,000	d	California State (General Obligation)	5.250	06/01/16	1,077,140
25,000		California State (General Obligation)	5.250	09/01/16	26,938
4,435,000		California State Department Water Resources Power	5.550	05/01/12	5,021,174
2,000,000		California State Public Work Board Lease	5.250	09/01/16	2,135,800
190,000		Delta County Home Mortgage Finance Authority	6.700	06/01/17	192,352
1,980,000		Metropolitan Water District Southern County	5.000	07/01/17	2,130,718
1,020,000		Palmdale Water District Revenue County	5.000	10/01/18	1,082,637

					28,558,056

COLORADO - 2.07%
2,025,000		Colorado Springs Sales	5.000	12/01/14	2,166,507
1,500,000		Jefferson County School District N	5.000	12/15/15	1,676,910

					3,843,417

CONNECTICUT - 1.13%
1,675,000		Connecticut State Municipal Electric Energy	7.000	01/01/15	2,098,407

DISTRICT OF COLUMBIA - 0.63%
1,000,000		District Columbia Hospital Revenue	6.000	08/15/10	1,165,360

TIAA-CREF Mutual Funds-Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

FLORIDA - 1.54%
$ 2,620,000		Miami-Dade County School Board	5.000	05/01/31	$2,866,542

ILLINOIS - 3.42%
500,000		Chicago Ill Metroplolitan Water Reclamation	7.000	01/01/11	593,970
1,210,000		Cook County Ill Community Consolidation School	5.500	12/01/14	1,401,422
2,200,000		Illinois State	5.000	03/01/14	2,428,140
1,700,000		Metropolitan Pier & Exposition	5.375	06/01/10	1,931,336

					6,354,868

INDIANA - 2.99%
2,865,000	h	Anderson Industrial School Building Corp	5.250	07/15/14	3,237,880
1,000,000		Indiana State Office Building Community	5.000	07/01/14	1,096,470
773,000		Indianapolis Indiana Multi-Family Revenue	4.875	12/01/11	800,650
395,000		Petersburg Industrial Pollution Control Revenue	5.400	08/01/17	422,061

					5,557,061

KENTUCKY - 1.23%
2,045,000	h	Kentucky State Turpike Authority	6.000	07/01/11	2,290,155

LOUISIANA - 1.18%
2,070,000		De Soto Parish Pollution Control	5.000	10/01/12	2,193,227

MASSACHUSETTS - 2.61%
800,000		Massachusetts State (General Obligation)	5.000	12/01/10	883,080
1,975,000		Massachusetts State (General Obligation)	5.500	11/01/12	2,270,638
1,500,000		Massachusetts State (General Obligation)	5.250	08/01/16	1,697,505

					4,851,223

MISSOURI -2.19%
1,210,000		Chesterfield Certified Partners	5.250	01/15/17	1,367,433
2,350,000		Missouri State Environmental	5.500	07/01/12	2,702,688

					4,070,121

NEVADA - 0.43
800,000		Clark County Nev Pol 5.3% Bds Due 10/01/11	5.300	10/01/11	799,960

NEW JERSEY 5.40%
2,000,000		New Jersey State	5.125	07/15/18	2,261,180
500,000		New Jersey State Transportation Trust Fund	5.000	12/15/11	554,405
2,000,000	h	New Jersey State Transportation Trust Fund	5.250	12/15/12	2,257,040
1,545,000		New Jersey State Transportation Trust Fund	5.250	06/15/14	1,743,301
2,895,000		New Jersey State Turnpike	5.700	05/01/13	3,223,553

					10,039,479

NEW MEXICO -0.07%
115,000		New Mexico Mortgage Finance	6.000	07/01/10	133,651

NEW YORK - 16.45%
1,900,000		Long Island Power Authority N Y Electric	5.250	12/01/14	2,094,142
2,500,000		Metropolitan Transportation Authority N Y	5.500	11/15/13	2,898,775
2,000,000		Metropolitan Transportation Authority N Y	5.500	07/01/16	2,302,600
2,660,000		Nassau County Ny Interim Finance Authority Revenue	5.000	11/15/13	2,980,982
1,800,000		New York State Dormitory Authority Revenue	5.500	02/01/11	2,036,232
2,270,000		New York City (General Obligation)	5.000	03/01/12	2,479,793
3,400,000		New York State Dormitory Authority Revenue	5.250	11/15/23	3,763,834
605,000		New York N Y City Transitional Finance Authority	5.250	05/01/14	673,426
2,670,000		New York State Environmental Facilities	5.000	03/15/14	2,963,647

TIAA-CREF Mutual Funds-Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 2,650,000		New York State Thruway Authority Service Contract Revenue	5.500	04/01/12	$3,000,648
4,000,000		Tobacco Settlement Funding Corp Revenue	5.000	06/01/12	4,349,880
900,000		Triborough Bridge & Tunnel Authority Revenue	5.250	11/15/14	1,023,768

					30,567,727

NORTH CAROLINA - 0.22%
350,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	40544.000	406,718

OHIO - 1.88%
2,500,000		Ohio State Air Quality Development Authority	6.000	12/01/13	2,654,225
835,000		Ohio State Industrial Development Revenue	5.500	11/01/07	836,754

					3,490,979

OKLAHOMA - 0.60%
975,000	d	Tulsa County Home Finance Authority	6.900	08/01/10	1,114,649

OREGON -1.38%
2,300,000		Oregon State Department Administrative	5.000	04/01/13	2,571,906

PENNSYLVANIA - 5.94%
1,700,000		Allegheny County Industrial Development Authority	4.350	12/01/13	1,821,193
1,800,000		Carbon County Hospital Authority County	5.400	11/15/14	2,063,664
2,840,000	d	Carbon County Industrial Development Authority	6.650	05/01/10	3,072,852
1,250,000		Pennsylvania Economic Development Funding	6.500	11/01/16	1,351,138
975,000		Pennsylvania Economic Development Funding	6.000	11/01/08	1,023,906
1,030,000		Pennsylvania Economic Development Funding	6.000	11/01/09	1,084,672
585,000		Pennsylvania Economic Development Funding	5.250	12/01/16	617,046

					11,034,471

PUERTO RICO - 6.65%
2,800,000		Puerto Rico Commonwealth (General Obligation)	5.500	07/01/10	3,133,116
1,890,000		Puerto Rico Commonwealth (General Obligation)	5.000	07/01/13	2,072,536
1,550,000		Puerto Rico Commonwealth (General Obligation)	5.500	07/01/16	1,779,772
3,800,000		Puerto Rico Public Building Authority Revenue	5.500	07/01/10	4,252,086
1,000,000		Puerto Rico Public Finance Corp	5.750	08/01/27	1,125,720

					12,363,230

RHODE ISLAND -0.98%
1,600,000		Rhode Island State & Providence	5.250	10/01/14	1,826,512

SOUTH CAROLINA - 2.09%
1,000,000		Greenville County Certified Partners	5.000	04/01/17	1,077,770
2,600,000		South Carolina Transportation Infrasturcture	5.000	10/01/15	2,805,998

					3,883,768

TENNESSEE - 0.94%
1,625,000		Memphis-Shelby County	5.000	09/01/09	1,740,245

TIAA-CREF Mutual Funds-Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	VALUE

TEXAS - 9.27%
$ 675,000	Brazos River Authority Revenue	5.130	05/01/19	$710,120
5,055,000	Brazos River Authority Revenue	4.900	10/01/15	5,587,494
1,485,000	Harris County Flood Control District	5.000	10/01/14	1,648,380
645,000	Houston Airport System Revenue	5.800	07/01/10	707,255
1,000,000	Houston Hotel Occupancy Tax & Special Revenue	5.500	09/01/11	1,140,210
1,520,000	San Antonio Electric & Gas Revenue	5.250	02/01/15	1,662,591
2,595,000	San Antonio Electric & Gas Revenue	5.250	02/01/16	2,832,910
1,190,000	San Antonio Independant School District Revenue	5.000	02/15/13	1,317,794
1,500,000	San Antonio Independant School District Revenue	5.250	08/15/17	1,618,710

				17,225,464

VIRGINIA - 0.60%
1,000,000	Chesapeake Revenue	5.000	05/01/14	1,118,980

VIRGIN ISLANDS - 0.67%
1,175,000	Virgin Islands Water Revenue	5.000	07/01/09	1,246,651

WASHINGTON - 8.33%
750,000	Cowlitz County Public Utility District No 1 Electric Distribution Systen Revenue	5.000	09/01/11	832,088
550,000	King & Snohomish County School District (General Obligation)	5.000	12/01/12	612,337
2,050,000	King & Snohomish County School District No 412 (General Obligation)	5.500	12/01/11	2,332,695
2,000,000	King & Snohomish County School District No 414 (General Obligation)	5.750	12/01/12	2,332,820
1,150,000	Kitsap County Washington School District No 400 North Kitsap (General Obligation)	5.000	06/01/11	1,269,324
3,345,000	Port Seattle Revenue	5.500	09/01/17	3,894,182
3,000,000	Snohomish County Washingston Public Utility	5.250	12/01/12	3,393,090
750,000	Washington StatePublic Power Supply	5.000	07/01/13	816,353

				15,482,889

WISCONSIN - 0.80%
1,250,000	Wisconsin State Clean Water Revenue	6.875	06/01/11	1,488,024

	TOTAL LONG TERM MINICIPAL BONDS - 100.97%			187,659,907
	(Cost $185,405,891)
	TOTAL PORTFOLIO - 101.60%			188,819,907
	(Cost $185,405,891)
	OTHER ASSETS & LIABILITIES, NET (1.60%)			(2,969,291)

	NET ASSETS - 100.00%			$185,850,616

d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis
h	These securities were purchased on a delayed delivery basis

TIAA-CREF Mutual Funds - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				Maturity	Moodys
Principal			Rate	Date	Rating	Value

BOND - 96.21%
CORPORATE BOND - 30.34%
ASSET BACKED - 2.85%
$ 2,000,000	d,f	Chase Funding Mortgage Loan Asset-Backed Certificates Series 20	3.777	01/25/22	Aaa	$2,005,742
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 20	5.700	02/25/34	Aa2	1,016,699
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 20	5.700	02/25/34	Baa2	977,403
1,682,938		Countrywide Home Equity Loan Trust Series 2004-b (Class 1A)	1.980	02/15/29	Aaa	1,680,835
500,000		Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	529,993
2,000,000		Golden Securities Corp Series 2003-A (Class A1)	1.950	12/02/13	Aaa	2,000,940
202,357		Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	202,666
527,128		Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	530,763
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,084,197
802,454		Public Service New Hampshire Funding LLC Series 2001-1 (Class	5.730	11/01/10	Aaa	843,450
899,653		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	919,740
130,310		Residential Asset Securities Corp Series 2001-KS2 (Class AI4)	6.417	02/25/29	Aaa	131,436
952,164		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,005,292

		TOTAL ASSET BACKED				12,929,156

BUSINESS SERVICES - 0.42%
250,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	289,471
250,000		Equifax, Inc	6.300	07/01/05	Baa1	256,471
1,000,000		Hartford Financial (Sr Note)	6.375	11/01/08	A3	1,093,501
250,000		Sungard Data Systems, Inc Note	3.750	01/15/09	Baa2	247,519

		TOTAL BUSINESS SERVICES				1,886,962

CHEMICALS AND ALLIED PRODUCTS - 0.39%
500,000		Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	507,676
500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	500,094
750,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	767,523

		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,775,293

COMMUNICATIONS - 3.55%
500,000		360 Communications Co (Sr Note)	7.500	03/01/06	A2	532,554
500,000		AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	605,522
250,000		AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	296,386
250,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	328,320
2,000,000		BellSouth Telecommunication Note	6.500	06/15/05	Aa3	2,056,076
500,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	656,970
500,000		Citizens Communications Co Note	8.500	05/15/06	Ba3	536,250
250,000		Clear Channel Communications, Inc (Sr Note)	5.750	01/15/13	Baa3	256,580
250,000		Comcast Cable Communications (Sr Note)	6.750	01/30/11	Baa3	277,310
250,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	270,003
500,000		Comcast Corp Bond	7.050	03/15/33	Baa3	547,913
1,000,000		Cox Communications, Inc Note	7.875	08/15/09	Baa2	1,119,989
500,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa2	501,949
250,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa2	323,202
250,000		France Telecom Note	8.500	03/01/11	Baa2	298,550
250,000	h	GTE North, Inc Deb	6.730	02/15/28	A1	257,108
1,000,000		SBC Communications, Inc Note	6.250	03/15/11	A1	1,096,414

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

$ 1,500,000	d,f	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	$1,585,808
250,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	273,659
500,000		Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	522,642
750,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	908,434
2,000,000		Verizon New Jersey, Inc Deb	5.875	01/17/12	Aa3	2,129,409
250,000		Verizon Virginia, Inc Deb	4.625	03/15/13	Aa3	242,900
500,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	523,324

		TOTAL COMMUNICATIONS				16,147,272

DEPOSITORY INSTITUTIONS - 3.64%
250,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	253,449
250,000		Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	245,913
600,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	700,720
750,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	747,742
1,000,000		Bank One NA Illinois Note	5.500	03/26/07	Aa2	1,055,558
250,000		BB & T Corp (Sub Note)	6.500	08/01/11	A2	279,561
750,000		Citigroup, Inc (Sub Note)	5.625	08/27/12	Aa2	801,904
1,475,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2e	1,479,408
250,000		Credit Suisse First Boston USA Inc Note	6.125	11/15/11	Aa3	272,420
250,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	251,466
250,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	244,859
500,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	589,778
250,000		JP Morgan Chase & Co Note	4.500	11/15/10	Aa3	253,173
250,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1e	251,810
250,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	254,919
250,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	255,357
1,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	1,110,606
1,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	1,049,045
250,000		Popular North America, Inc	4.700	06/30/09	A3	256,147
500,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	552,383
500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	540,270
500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	524,053
500,000		Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	496,096
500,000		Wachovia Corp (Sub Note)	4.875	02/15/14	A1	498,299
750,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	766,680
250,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	250,292
500,000		Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	560,645
2,000,000	h	Wells Fargo Home Equity Trust	4.500	06/30/10		2,000,000

		TOTAL DEPOSITORY INSTITUTIONS				16,542,553

ELECTRIC, GAS, AND SANITARY SERVICES - 1.97%
500,000		American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	524,227
250,000		Carolina Power & Light Co (First Mortgage Bond)	6.125	09/15/33	A3	261,646
500,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	589,385
500,000		Consolidated Edison Co of New York	4.700	06/15/09	A1	517,171
250,000		Consolidated Edison Co of New York Note Deb	4.875	02/01/13	A1	253,466
750,000		Consolidated Natural Gas Co	5.000	03/01/14	A3	750,020
500,000		Consumers Energy Co (1st Mtge)	4.250	04/15/08	Baa3	504,688
250,000		Duke Capital LLC Note	5.668	08/15/14	Baa3	254,652
1,000,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	1,090,870
1,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	1,033,264
500,000		Kinder Morgan Energy Partners LP (Sr Note)	5.000	12/15/13	Baa1	495,554
250,000		National Fuel Gas Co Note	5.250	03/01/13	A3	255,596
250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	295,260
250,000		Pacific Gas & Electric Co (1st Mtge)	6.050	03/01/34	Baa2	253,793
250,000		Progress Energy Florida, Inc	4.800	03/01/13	A1	250,483
250,000		Public Service Co of Colorado (Collateral Note)	5.500	04/01/14	A3	263,786
500,000		Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	521,016
250,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	303,186
500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Ba1	537,376

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				8,955,439

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.45%
$ 500,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	$523,004
500,000		Emerson Electric Co Note	5.000	12/15/14	A2	514,004
1,000,000		General Electric Co Note	5.000	02/01/13	Aaa	1,027,276

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,064,284

FABRICATED METAL PRODUCTS - 0.06%
250,000		Fortune Brands, Inc Note	4.875	12/01/13	A2	253,746

		TOTAL FABRICATED METAL PRODUCTS				253,746

FOOD AND KINDRED PRODUCTS - 0.72%
250,000		Anheuser-Busch Cos,, Inc Bond	4.375	01/15/13	A1	247,650
250,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	252,411
250,000		Bunge Ltd Finance Corp Note	5.875	05/15/13	Baa3	260,332
250,000		ConAgra Foods, Inc Note	7.875	09/15/10	Baa1	295,627
500,000		Conagra Foods, Inc Note	8.250	09/15/30	Baa1	650,270
500,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	551,710
500,000		Kraft Foods, Inc Bonds	6.500	11/01/31	A3	537,461
250,000		Sara Lee Corp Note	3.875	06/15/13	A3	234,514
250,000		Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	259,461

		TOTAL FOOD AND KINDRED PRODUCTS				3,289,436

FOOD STORES - 0.12%
500,000	d,f	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	562,172

		TOTAL FOOD STORES				562,172

FORESTRY - 0.12%
500,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	525,529

		TOTAL FORESTRY				525,529

FURNITURE AND FIXTURES - 0.11%
500,000		Masco Corp Note	4.625	08/15/07	Baa1	513,723

		TOTAL FURNITURE AND FIXTURES				513,723

GENERAL BUILDING CONTRACTORS - 0.50%
250,000		Centex Corp Note	4.750	01/15/08	Baa2	257,553
500,000		DR Horton, Inc	5.000	01/15/09	Ba1	508,750
250,000	h	Lennar Corp Note	5.500	09/01/14	Baa3	253,821
1,000,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	1,017,002
250,000		Pulte Homes, Inc Note	5.250	01/15/14	Baa3	249,592

		TOTAL GENERAL BUILDING CONTRACTORS				2,286,718

GENERAL MERCHANDISE STORES - 0.29%
500,000		Target Corp Note	4.000	06/15/13	A2	478,605
500,000		Wal-Mart Stores, Inc Note	4.125	02/15/11	Aa2	500,735
250,000		Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	317,588

		TOTAL GENERAL MERCHANDISE STORES				1,296,928

HEALTH SERVICES - 0.06%
250,000		Laboratory Corp of America Holdings Note	5.500	02/01/13	Baa3	255,487

		TOTAL HEALTH SERVICES				255,487

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
$ 250,000		Boston Properties, Inc (Sr Note)	6.250	01/15/13	Baa2	$269,892
250,000		Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	263,141
250,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	263,092

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				796,125

HOTELS AND OTHER LODGING PLACES - 0.06%
250,000		MGM Mirage (Sr Note)	6.000	10/01/09	Ba1e	253,438

		TOTAL HOTELS AND OTHER LODGING PLACES				253,438

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.06%
250,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	280,627

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				280,627

INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
500,000		Marsh & McLennan Cos, Inc (Sr Note)	6.250	03/15/12	A2	548,213

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				548,213

INSURANCE CARRIERS - 0.78%
250,000		Allstate Corp/The Note	5.000	08/15/14	A1	249,968
500,000		Anthem, Inc Note	3.500	09/01/07	Baa1	500,079
500,000		International Finance Corp	3.750	06/30/09	Aaa	504,002
500,000		International Lease Finance Corp Note	6.375	03/15/09	A1	546,883
250,000		Metlife, Inc	6.375	06/15/34	A2	264,338
500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	495,950
1,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A3	999,594

		TOTAL INSURANCE CARRIERS				3,560,814

METAL MINING - 0.11%
250,000		Alcan, Inc	6.125	12/15/33	Baa1	259,909
250,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	261,255

		TOTAL METAL MINING				521,164

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	523,868

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				523,868

MISCELLANEOUS RETAIL - 0.17%
500,000	g	CVS Corp Note	4.875	09/15/14	A3	498,570
250,000		Tyco International Group SA (Company Guarantee)		11/15/13		269,612

		TOTAL MISCELLANEOUS RETAIL				768,182

MOTION PICTURES - 0.45%
650,000		AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	661,654
500,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	558,162
250,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	290,746
500,000		Walt Disney Co Note	5.500	12/29/06	Baa1	523,045

		TOTAL MOTION PICTURES				2,033,607

NATIONAL SECURITY AND INTERNATIONAL AFFA - 0.11%
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	507,352

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFA				507,352

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

NONDEPOSITORY INSTITUTIONS - 2.28%
$ 500,000		American General Finance Corp	4.625	05/15/09	A1	$512,986
500,000		American Honda Finance Corp	4.500	05/26/09	A1	511,762
500,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	498,266
250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	NR	250,062
500,000		CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	508,961
250,000		Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	266,486
250,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	264,823
1,000,000	d,f	Ford Motor Credit Co Note	7.000	10/01/13	A3	1,057,283
1,000,000		General Electric Capital Corp Note	3.125	04/01/09	Aaa	974,220
500,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	543,637
250,000		General Electric Capital Corp Note	4.750	09/15/14	Aaa	248,794
500,000		General Electric Capital Corp Note	6.750	03/15/32	Aaa	575,485
750,000		Household Finance Corp	4.750	05/15/09	A1	773,721
500,000		Household Finance Corp Note	4.125	12/15/08	A1	505,598
750,000		Household Finance Corp Note	6.375	11/27/12	A1	830,416
250,000		HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	240,247
250,000		MBNA America Bank Note	5.375	01/15/08	Baa1	263,055
500,000		National Rural Utility Coop Finance Note	5.750	08/28/09	A2	535,107
500,000		Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	484,035
250,000		SLM Corp Note	4.000	01/15/09	A2	251,036
250,000		Toyota Motor Credit Corp Note	0.029	07/08/08	Aaa	244,671

		TOTAL NONDEPOSITORY INSTITUTIONS				10,340,651

OIL AND GAS EXTRACTION - 1.36%
500,000		Anadarko Petroleum Corp	6.125	03/15/12	Baa1	551,922
500,000		Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	556,854
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	496,641
250,000		EnCana Corp Bond	6.500	08/15/34	Baa2	267,608
250,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	259,912
250,000		Halliburton Co	5.500	10/15/10	Baa2	262,258
911,000		Norfolk Southern Corp Note	5.257	09/17/14	Baa1	924,105
750,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	765,341
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	510,900
500,000		Pemex Project Funding Master Trust (Guarantee Note)	6.125	08/15/08	Baa1	527,500
250,000		Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	298,125
250,000		Plains All American Pipeline LP/PAA Finance Corp Bond	5.875	08/15/16	Baa3	258,508
500,000		Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	513,279

		TOTAL OIL AND GAS EXTRACTION				6,192,953

OTHER MORTGAGE BACKED SECURITIES - 3.23%
1,902,915		AQ Finance Trust Series 2004-RN2 (Class A2)	2.040	04/25/09	Aaa	1,902,916
1,221,992		AQ Finance Trust Series 2004-RN3 (Class A3)	2.020	05/25/09	Aaae	1,221,993
3,000,000		Bank of America Commercial Mortgage Series 2002-2 (Class A2)	5.118	07/11/43	Aaa	3,121,161
505,000		Centex Home Equity Series 2004 C (Class AF5)	5.980	06/25/34	Aaa	517,413
1,000,000		General Electric Commercial Mortgage Securities Corp Series 2003	5.145	07/10/37	Aaa	1,037,092
3,000,000		General Motors Commercial Mortgage Securities Series 2004-C1 (C	4.908	03/10/38	Aaa	3,033,972
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 200	5.255	07/12/37	Aaa	1,042,142
1,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35	Aaa	1,037,133
730,548		Option One Mortgage Securities Corp Trust Series 2004-1A (Class	2.030	04/26/09	Aaa	730,548
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2004-C14 (Clas	5.088	08/15/41	Aaae	1,020,526

		TOTAL OTHER MORTGAGE BACKED SECURITIES				14,664,896

PAPER AND ALLIED PRODUCTS - 1.01%
250,000		Abitibi-Consolidated, Inc Deb	8.850	08/01/30	Ba2	247,500
500,000		Boise Cascade Corp (Sr Note)	6.500	11/01/10	Ba2	557,500
250,000		International Paper Co Note	3.800	04/01/08	Baa2	249,895
1,000,000	d,f	International Paper Co Note	5.850	10/30/12	Baa2	1,056,480
2,000,000		Kimberly-Clark Corp Note	7.100	08/01/07	Aa2	2,204,471
250,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	274,308

		TOTAL PAPER AND ALLIED PRODUCTS				4,590,154

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

PETROLEUM AND COAL PRODUCTS - 0.80%
$ 1,000,000		Chevrontexaco Corp Note	6.625	10/01/04	Aa2	$1,000,000
1,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	1,115,554
250,000	h	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3e	251,380
500,000	h	Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3e	504,153
250,000	h	Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3e	250,639
500,000		Valero Energy Corp Note	6.125	04/15/07	Baa3	532,251

		TOTAL PETROLEUM AND COAL PRODUCTS				3,653,977

PIPELINES, EXCEPT NATURAL GAS - 0.11%
250,000		Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	248,338
250,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	236,379

		TOTAL PIPELINES, EXCEPT NATURAL GAS				484,717

PRIMARY METAL INDUSTRIES - 0.06%
250,000		Alcoa, Inc Note	6.500	06/01/11	A2	281,239

		TOTAL PRIMARY METAL INDUSTRIES				281,239

PRINTING AND PUBLISHING - 0.40%
250,000		Belo (A.H.) Corp Series B Deb Note	7.250	09/15/27	Baa3	270,940
1,000,000		News America Holdings Deb	8.250	08/10/18	Baa3	1,250,620
250,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	277,829

		TOTAL PRINTING AND PUBLISHING				1,799,389

RAILROAD TRANSPORTATION - 0.33%
250,000		Burlington North Santa Fe Note	5.900	07/01/12	Baa2	268,919
500,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	487,535
174,000		Norfolk Southern Corp Note	7.350	05/15/07	Baa1	191,144
500,000		Union Pacific Corp Note	6.650	01/15/11	Baa2	556,320

		TOTAL RAILROAD TRANSPORTATION				1,503,918

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.29%
1,000,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	1,054,963
250,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	261,032

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT				1,315,995

SECURITY AND COMMODITY BROKERS - 1.29%
250,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	263,523
500,000		Franklin Resources, Inc	3.700	04/15/08	A2	500,439
250,000		Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	253,201
250,000		Goldman Sachs Group LP Note	5.000	10/01/14	Aa3e	247,289
250,000		Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	250,813
250,000		Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	251,159
750,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	760,581
500,000		Lehman Brothers Holdings, Inc Note	3.500	08/07/08	A1	496,018
500,000		Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	559,773
1,000,000		Morgan Stanley (Sub Note)	4.750	04/01/14	A1	967,960
500,000		Morgan Stanley Note	3.625	04/01/08	Aa3	500,849
500,000		Morgan Stanley Note	6.600	04/01/12	Aa3	559,422
250,000		Morgan Stanley Note	5.300	03/01/13	Aa3	256,796

		TOTAL SECURITY AND COMMODITY BROKERS				5,867,823

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
250,000		CRH America Inc (Guarantee Note)	0.064	10/15/33		265,821

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				265,821

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

TOBACCO PRODUCTS - 0.06%
250,000		RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	$253,750

		TOTAL TOBACCO PRODUCTS				253,750

TRANSPORTATION EQUIPMENT - 1.49%
500,000		Boeing Capital Corp	5.800	01/15/13	A3	537,312
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	611,235
250,000		DaimlerChrysler NA Holding Corp Note	0.065	11/15/13		271,247
750,000		Ford Motor Co Deb Bond	6.625	10/01/28	Baa1	679,769
1,000,000		General Motors Acceptance Corp	5.625	05/15/09	A3	1,018,728
1,000,000	h	General Motors Corp Deb	8.375	07/15/33	Baa1	1,063,001
500,000		Harsco Corp Note	5.125	09/15/13	A3	509,141
500,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	662,022
250,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa3	307,946
1,000,000		United Technologies Corp Note	6.350	03/01/11	A2	1,114,000

		TOTAL TRANSPORTATION EQUIPMENT				6,774,401

WHOLESALE TRADE-DURABLE GOODS - 0.05%
250,000		Johnson & Johnson Deb	3.800	05/15/13	Aaa	239,128

		TOTAL WHOLESALE TRADE-DURABLE GOODS				239,128

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
500,000		GlaxoSmithKline Capital Inc (Guarantee Note)	5.375	04/15/34	Aa2	488,071

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				488,071

		TOTAL CORPORATE BOND				137,794,971
		(Cost $131,478,899)

GOVERNMENT BOND - 65.87%
AGENCY SECURITIES - 13.97%
10,000,000		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	9,908,434
6,750,000	h	Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	7,075,310
10,000,000	d,f	Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	9,908,763
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	2,003,038
1,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	2,160,276
14,500,000	d,f	Federal National Mortgage Association (FNMA)	2.250	05/15/06	Aaa	14,405,314
16,000,000		Federal National Mortgage Association (FNMA)	4.375	10/15/06	Aaa	16,488,451
1,500,000		Federal National Mortgage Association (FNMA)	3.500	10/15/07	Aaa	1,500,238

		TOTAL AGENCY SECURITIES				63,449,824

FOREIGN GOVERNMENT BONDS - 1.45%
250,000		Brazilian Government International Bond Note	10.250	06/17/13	B1	276,625
1,000,000	h	Brazilian Government International Bond Note	7.250	03/15/15	B1	985,730
1,000,000		Canada Government Bond	6.750	08/28/06	Aaa	1,074,251
250,000		Chile Government International Bond	5.500	01/15/13	Baa1	260,500
250,000	h	Guatemala Government Bond	8.125	10/06/34	Ba2e	254,375
250,000		Korea Development Bank Note	5.750	09/10/13	A3	263,538
879,000		Mexico Government International Bond	5.875	01/15/14	Baa2	892,185
500,000	d,f	Mexico Government International Bond Note	6.750	09/27/34	Baa2e	480,250
250,000		Mexico Government International Note	6.375	01/16/13	Baa2	263,875
500,000		Province of Ontario, Canada Note	5.125	07/17/12	Aa2	528,694
1,000,000		Province of Quebec Deb	7.500	09/15/29	A1	1,292,591

		TOTAL FOREIGN GOVERNMENT BONDS				6,572,614

MORTGAGE BACKED SECURITIES - 30.05%
147,854		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		156,921
303,947		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		321,739
759,626		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		773,137
1,522,407	d,f	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		1,549,485
3,672,819		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		3,669,400

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

$ 4,729,748		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		$4,725,345
2,361,862		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		2,443,335
228,796		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		243,292
1,475,999		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/24		1,482,830
603,787	d,f	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		634,995
91,238		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		99,222
3,374,420		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		3,542,679
5,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/15/33		5,162,500
1,686,172		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,744,057
4,718,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		4,686,863
3,852,443		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,910,023
11,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/31/04		11,374,682
3,000,000	h	Federal National Mortgage Association (FNMA)	5.000	10/31/04		3,046,875
9,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/31/04		9,298,125
5,000,000	h	Federal National Mortgage Association (FNMA)	6.000	11/30/04		5,151,560
253,498		Federal National Mortgage Association (FNMA)	6.000	12/01/08		266,247
614,937		Federal National Mortgage Association (FNMA)	6.500	10/01/16		651,440
275,867		Federal National Mortgage Association (FNMA)	6.500	11/01/16		292,243
768,664		Federal National Mortgage Association (FNMA)	6.000	11/01/17		806,518
618,310		Federal National Mortgage Association (FNMA)	6.000	01/01/18		648,760
683,916		Federal National Mortgage Association (FNMA)	6.000	02/01/18		717,503
531,761		Federal National Mortgage Association (FNMA)	6.500	02/01/18		563,290
442,068		Federal National Mortgage Association (FNMA)	6.000	01/01/19		461,680
5,000,000	h	Federal National Mortgage Association (FNMA)	5.000	11/25/19		5,065,625
115,956		Federal National Mortgage Association (FNMA)	8.000	03/01/23		126,911
1,374,078		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,408,193
2,957,372		Federal National Mortgage Association (FNMA)	5.500	07/01/24		3,027,944
68,276		Federal National Mortgage Association (FNMA)	9.000	11/01/25		76,531
42,449		Federal National Mortgage Association (FNMA)	9.000	10/01/26		47,372
62,557		Federal National Mortgage Association (FNMA)	7.500	01/01/29		67,232
3,000,000	h	Federal National Mortgage Association (FNMA)	6.500	11/25/31		3,138,750
1,128,348	d,f	Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,196,974
3,997,508		Federal National Mortgage Association (FNMA)	5.500	04/01/33		4,059,202
2,328,631		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,364,570
1,653,252		Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,678,767
899,993		Federal National Mortgage Association (FNMA)	5.500	07/01/33		914,501
1,877,203		Federal National Mortgage Association (FNMA)	4.500	08/01/33		1,812,453
1,889,929		Federal National Mortgage Association (FNMA)	4.500	10/01/33		1,824,740
818,508		Federal National Mortgage Association (FNMA)	5.500	10/01/33		831,140
7,121,854		Federal National Mortgage Association (FNMA)	5.500	10/01/33		7,231,766
1,898,133		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,883,015
926,434		Federal National Mortgage Association (FNMA)	5.500	11/01/33		940,732
902,036		Federal National Mortgage Association (FNMA)	5.500	11/01/33		915,957
1,898,981		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,883,857
3,717,261		Federal National Mortgage Association (FNMA)	5.000	12/01/33		3,687,653
913,146		Federal National Mortgage Association (FNMA)	5.500	12/01/33		927,240
1,802,609		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,830,429
920,897		Federal National Mortgage Association (FNMA)	5.500	12/01/33		935,109
937,580		Federal National Mortgage Association (FNMA)	5.500	12/01/33		952,050
942,914		Federal National Mortgage Association (FNMA)	5.500	12/01/33		957,467
948,376		Federal National Mortgage Association (FNMA)	5.500	01/01/34		963,013
2,796,518		Federal National Mortgage Association (FNMA)	5.000	03/01/34		2,774,244
1,905,910		Federal National Mortgage Association (FNMA)	5.000	04/01/34		1,890,729
5,000,000	h	Government National Mortgage Association (GNMA)	5.000	10/31/04		4,971,875
1,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/31/04		1,016,875
163,474		Government National Mortgage Association (GNMA)	6.500	09/15/23		173,631
127,345		Government National Mortgage Association (GNMA)	7.500	11/15/23		137,868
51,855		Government National Mortgage Association (GNMA)	7.500	08/15/28		55,913
227,459		Government National Mortgage Association (GNMA)	6.500	12/15/28		240,710
329,303		Government National Mortgage Association (GNMA)	6.500	03/15/29		348,283
202,311		Government National Mortgage Association (GNMA)	8.500	10/20/30		221,458
54,904		Government National Mortgage Association (GNMA)	7.000	06/20/31		58,440
2,604,539		Government National Mortgage Association (GNMA)	5.500	09/20/33		2,650,283
2,682,148		Government National Mortgage Association (GNMA)	6.000	01/20/34		2,780,047

		TOTAL MORTGAGE BACKED SECURITIES				136,494,295

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

U.S. TREASURY SECURITIES - 20.40%
$ 13,750,000	d,f	U.S. Treasury Bond	11.750	02/15/10		$14,241,287
23,325,000		U.S. Treasury Bond	8.000	11/15/21		32,065,344
2,430,000		U.S. Treasury Bond	5.375	02/15/31		2,603,526
8,084,573		U.S. Treasury Inflation Indexed	3.875	01/15/09		9,101,451
200,000		U.S. Treasury Note	2.000	08/31/05		199,688
550,000		U.S. Treasury Note	2.750	06/30/06		552,238
1,100,000		U.S. Treasury Note	2.250	02/15/07		1,088,296
5,350,000		U.S. Treasury Note	2.625	05/15/08		5,271,515
4,150,000		U.S. Treasury Note	3.125	09/15/08		4,146,390
600,000		U.S. Treasury Note	3.125	10/15/08		599,070
450,000		U.S. Treasury Note	3.375	11/15/08		453,145
4,900,000		U.S. Treasury Note	3.375	12/15/08		4,930,135
250,000		U.S. Treasury Note	3.000	02/15/09		247,482
2,450,000		U.S. Treasury Note	3.125	04/15/09		2,433,095
2,900,000		U.S. Treasury Note	4.000	06/15/09		2,984,158
2,050,000		U.S. Treasury Note	6.000	08/15/09		2,291,982
3,500,000	d,f	U.S. Treasury Note	3.500	08/15/09		3,520,720
3,000,000		U.S. Treasury Note	3.375	09/15/09		3,000,240
850,000		U.S. Treasury Note	5.750	08/15/10		947,750
1,325,000		U.S. Treasury Note	4.750	05/15/14		1,390,707
600,000		U.S. Treasury Note	4.250	08/15/14		606,186

		TOTAL U.S. TREASURY SECURITIES				92,674,405

		TOTAL GOVERNMENT BOND				299,191,138
		(Cost $9298,503,329)

		TOTAL BONDS
		(Cost $429,982,228)				436,986,109

SHARES

COMMON STOCK - 0.73%
HOLDING AND OTHER INVESTMENT OFFICES - 0.73%
353,413		TIAA-CREF High-Yield Bond Fund				3,300,881

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,300,881

		TOTAL COMMON STOCK				3,300,881
		(Cost $3,324,610)

TIAA-CREF Mutual Funds - Bond Plus Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

SHORT TERM INVESTMENTS- 14.05%
COMMERCIAL PAPER - 7.62%
$5,000,000	c	BMW US Capital Corp	1.870	10/01/04		$4,999,754
5,000,000	c	Caterpillar, Inc	1.750	11/17/04		4,987,800
5,000,000	c	Greyhawk Funding LLC	1.780	11/02/04		4,991,796
4,100,000		Paccar Financial Corp	1.730	12/01/04		4,086,831
3,360,000	c	Preferred Receivables Funding Corp	1.600	10/25/04		3,355,893
5,000,000	c	Proctor & Gamble	1.480	10/12/04		4,997,050
2,215,000	c	Ranger Funding Company LLC	1.670	10/05/04		2,214,452
5,000,000		UBS Finance Delaware LLC	1.540	10/01/04		4,999,754

		TOTAL COMMERCIAL PAPER				34,633,330

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.43%
7,405,000		Federal Home Loan Bank (FHLB)	1.090	10/06/04		7,402,860
8,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05		7,995,402
13,805,000		Federal Home Loan Mortgage Corp (FHLMC)	1.570	10/26/04		13,787,652

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				29,185,914

		TOTAL SHORT TERM INVESTMENTS
		(Cost $63,840,319)				63,819,249

		TOTAL PORTFOLIO - 110.98%
		(Cost $497,147,157)				504,106,234

		OTHER ASSETS & LIABILITIES, NET - (10.98%)				(49,889,993)

		NET ASSETS - 100.00%				$454,216,241

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2004, the value of these securities amounted to $498,570 or 0.11% of net assets
	h	These securities were purchased on a delayed delivery basis.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND PLUS FUND
JANUARY 1, 2004 - SEPTEMBER 30, 2004

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN(LOSS)	INCOME	September 30, 2004	September 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,122,529	-	-	-	$178,802	353,413	$3,300,881

TIAA-CREF Mutual Funds - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				Maturity
Principal			Rate	Date	Value

SHORT TERM INVESTMENTS - 100.88%
CERTIFICATES OF DEPOSIT - 9.63%
$ 2,500,000		ABN Amro Bank NV/Chicago	1.450	11/17/04	$2,500,062
5,000,000		American Express Centurion Bank	1.870	01/14/05	5,000,284
5,000,000		Canadian Imperial Bank of Commerce	1.410	11/08/04	5,000,000
5,000,000		Credit Agricole USA, Inc	1.420	04/05/05	5,000,253
5,000,000		Deutsche Bank	1.880	12/22/04	5,000,113
10,000,000		Rabobank	1.510	10/07/04	10,000,017
7,500,000		Royal Bank of Canada	1.480	11/22/04	7,500,000
2,000,000		Societe Generale	1.800	01/04/05	2,000,000
2,680,000		Toronto Dominion Bank	1.760	11/17/04	2,680,000
3,000,000		Toronto Dominion Bank	1.660	12/09/04	3,000,000
5,000,000		Wells Fargo	1.560	10/01/04	5,000,000
5,000,000		Wells Fargo	1.760	10/28/04	5,000,000

		TOTAL CERTIFICATES OF DEPOSIT			57,680,729

COMMERCIAL PAPER -67.45%
205,000		ABN Amro North America Finance, Inc	1.950	01/21/05	203,782
1,850,000		American Honda Finance Corp	1.570	10/04/04	1,849,758
6,650,000		American Honda Finance Corp	1.570	10/05/04	6,648,840
3,000,000		American Honda Finance Corp	1.770	11/09/04	2,994,248
400,000		Barclays U.S. Funding Corp	1.640	11/03/04	399,399
1,060,000		Barclays U.S. Funding Corp	1.800	12/08/04	1,056,396
400,000		Barclays U.S. Funding Corp	1.900	12/21/04	398,142
2,725,000	c	Beta Finance, Inc	1.220	10/08/04	2,724,168
1,365,000	c	Beta Finance, Inc	1.620	10/15/04	1,364,140
1,500,000	c	Beta Finance, Inc	1.290	10/29/04	1,498,495
5,200,000	c	Beta Finance, Inc	1.720	11/22/04	5,187,081
6,000,000	c	Beta Finance, Inc	1.700	11/24/04	5,984,970
5,000,000	c	Beta Finance, Inc	1.890	01/14/05	4,972,438
6,620,000		Canadian Imperial Holdings, Inc	1.790	11/12/04	6,606,175
3,000,000	c	CC (USA), Inc	1.480	10/07/04	2,999,260
3,000,000	c	CC (USA), Inc	1.770	10/15/04	2,997,935
3,590,000	c	CC (USA), Inc	1.700	11/24/04	3,580,846
8,000,000	c	CC (USA), Inc	1.710	11/29/04	7,977,580
2,000,000	c	CC (USA), Inc	1.940	01/14/05	1,988,683
5,390,000	c	CC (USA), Inc	2.000	03/10/05	5,342,089
6,105,000		Ciesco LP	1.730	11/15/04	6,091,798
5,000,000		Citicorp	1.590	10/18/04	4,996,246
2,610,000		Citicorp	1.630	10/22/04	2,607,518
10,000,000		Citicorp	1.720	11/09/04	9,981,367
977,000	c	Corporate Asset Funding , Inc	1.790	10/26/04	975,786
10,000,000	c	Corporate Asset Funding , Inc	1.710	11/04/04	9,983,850
4,000,000	c	Corporate Asset Funding , Inc	1.860	12/07/04	3,986,153
5,000,000	c	Corporate Asset Funding , Inc	1.880	12/15/04	4,980,417
4,871,000	c	Delaware Funding Corp	1.780	11/02/04	4,863,293
11,100,000	c	Dorada Finance, Inc.	1.730	10/19/04	11,090,399
9,000,000	c	Dorada Finance, Inc.	1.780	11/15/04	8,979,750
2,000,000	c	Dorada Finance, Inc.	1.960	01/14/05	1,988,508
3,000,000	c	Edison Asset Securitization, LLC	1.490	10/01/04	3,000,000

TIAA-CREF Mutual Funds - Money Market Fund

				Maturity
Principal			Rate	Date	Value

$ 10,640,000	c	Edison Asset Securitization, LLC	1.820	12/01/04	$10,609,249
2,308,000		FCAR Owner Trust	1.730	12/02/04	2,301,252
4,000,000		FCAR Owner Trust I	1.500	10/04/04	3,999,500
6,200,000		FCAR Owner Trust I	1.570	10/08/04	6,198,107
8,000,000		FCAR Owner Trust I	1.560	10/15/04	7,995,147
2,000,000		FCAR Owner Trust I	2.110	03/15/05	1,980,658
10,000,000		Fortune Brands, Inc	1.620	10/26/04	9,988,750
8,000,000		Fortune Brands, Inc	1.770	11/02/04	7,987,413
4,345,000		Fortune Brands, Inc	1.730	11/10/04	4,336,648
3,635,000		General Electric Capital Corp	1.590	10/15/04	3,632,752
2,000,000		General Electric Capital Corp	1.590	12/06/04	1,994,201
2,400,000		General Electric Capital Corp	1.870	12/14/04	2,390,775
5,310,000	c	Govco, Inc	1.860	12/17/04	5,288,875
8,000,000	c	Govco, Inc	1.490	10/06/04	7,998,344
2,000,000	c	Govco, Inc	1.560	10/18/04	1,998,536
2,845,000	c	Govco, Inc	1.560	10/21/04	2,842,534
5,000,000	c	Greyhawk Funding LLC	1.790	10/29/04	4,993,039
2,000,000	c	Greyhawk Funding LLC	1.580	10/05/04	1,999,664
3,000,000	c	Greyhawk Funding LLC	1.780	10/27/04	2,996,143
9,000,000	c	Greyhawk Funding LLC	1.710	11/03/04	8,985,893
1,285,000	c	Greyhawk Funding LLC	1.820	11/22/04	1,281,622
1,535,000	c	Greyhawk Funding LLC	1.850	12/07/04	1,529,715
10,000,000	c	Kitty Hawk Funding Corp	1.770	10/20/04	9,990,658
6,600,000	c	Links Finance LLC	1.550	10/18/04	6,595,169
4,090,000	c	Links Finance LLC	1.680	11/22/04	4,080,075
3,730,000	c	Links Finance LLC	1.810	12/09/04	3,717,060
3,000,000		Morgan Stanley Dean Witter	1.780	10/25/04	2,996,440
2,610,000		Morgan Stanley Dean Witter	1.790	11/04/04	2,605,588
3,380,000		Paccar Financial Corp	1.490	10/07/04	3,379,161
10,000,000		Paccar Financial Corp	1.500	10/12/04	9,995,417
2,500,000		Paccar Financial Corp	1.330	11/18/04	2,495,567
2,045,000		Paccar Financial Corp	1.730	12/01/04	2,039,005
2,000,000		Paccar Financial Corp	1.910	01/24/05	1,987,854
1,865,000		Paccar Financial Corp	2.000	02/23/05	1,883,485
399,000	c	Park Avenue Receivables Corp	1.600	10/04/04	398,947
1,307,000	c	Park Avenue Receivables Corp	1.790	10/22/04	1,305,635
2,400,000	c	Private Export Funding Corp	1.800	01/05/05	2,388,480
3,000,000	c	Proctor & Gamble	1.480	10/12/04	2,998,643
5,000,000	c	Ranger Funding Co LLC	1.680	10/13/04	4,997,200
250,000	c	Ranger Funding Co LLC	1.725	10/19/04	249,785
6,218,000	c	Ranger Funding Co LLC	1.790	11/03/04	6,207,764
3,695,000	c	Ranger Funding Co LLC	1.790	11/05/04	3,688,570
3,858,000	c	Ranger Funding Co LLC	1.820	12/15/04	3,843,372
4,590,000	c	Receivables Capital Corp	1.590	12/01/04	4,577,843
4,000,000		Royal Bank of Scotland plc	1.580	10/13/04	3,997,893
3,595,000		Royal Bank of Scotland plc	1.630	10/25/04	3,591,093
1,846,000	c	Sherwin-Williams Co	1.770	10/26/04	1,843,731
4,000,000	c	Sigma Finance, Inc	1.520	10/01/04	4,000,000
1,000,000	c	Sigma Finance, Inc	1.210	10/18/04	999,429
1,345,000	c	Sigma Finance, Inc	1.280	10/21/04	1,344,036
540,000	c	Sigma Finance, Inc	1.190	10/22/04	539,622
2,000,000	c	Sigma Finance, Inc	1.750	12/13/04	1,992,903
3,300,000		Societe Generale North America, Inc	1.490	10/05/04	3,299,450
2,880,000		Societe Generale North America, Inc	1.490	10/12/04	2,878,689
1,700,000	c	UBS Finance Delaware LLC	1.550	10/07/04	1,699,555
8,250,000	c	UBS Finance, (Delaware), Inc	1.550	10/05/04	8,248,570
400,000	c	UBS Finance, (Delaware), Inc	1.740	11/15/04	399,130
650,000	c	UBS Finance, (Delaware), Inc	1.740	11/16/04	648,550
1,400,000	c	UBS Finance, (Delaware), Inc	1.780	11/24/04	1,396,311
4,300,000	c	UBS Finance, (Delaware), Inc	1.770	11/29/04	4,287,825
2,900,000	c	UBS Finance, (Delaware), Inc	1.790	12/03/04	2,890,972
8,000,000	c	Variable Funding Capital Corp	1.770	10/21/04	7,992,133
2,625,000	c	Variable Funding Capital Corp	1.780	11/19/04	2,618,640
1,195,000	c	Ventures Business Trust	1.880	10/01/04	1,195,000
4,985,000		Yorktown Capital LLC	1.770	10/04/04	4,984,265
4,695,000		Yorktown Capital, LLC	1.760	11/16/04	4,684,441

TIAA-CREF Mutual Funds - Money Market Fund

			Maturity
Principal		Rate	Date	Value

$ 6,650,000	Yorktown Capital, LLC	1.830	12/13/04	$6,625,323
6,000,000	Yorktown Capital, LLC	1.850	12/17/04	5,976,258

	TOTAL COMMERCIAL PAPER			404,183,864

CORPORATE NOTE -0.84%
5,000,000	JP Morgan Chase & Co	1.990	02/24/05	5,008,605

	TOTAL CORPORATE NOTE			5,008,605

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 18.13%
500,000	Federal Farm Credit Bank (FFCB)	1.530	10/15/04	499,703
1,080,000	Federal Farm Credit Bank (FFCB)	1.180	12/14/04	1,077,380
2,290,000	Federal Farm Credit Bank (FFCB)	1.100	01/05/05	2,283,283
445,000	Federal Farm Credit Bank (FFCB)	1.720	01/13/05	442,789
405,000	Federal Farm Credit Bank (FFCB)	1.840	02/11/05	402,292
180,000	Federal Farm Credit Bank (FFCB)	1.170	03/16/05	179,029
17,800,000	Federal Home Loan Bank (FHLB)	1.090	10/06/04	17,796,292
1,205,000	Federal Home Loan Bank (FHLB)	1.090	10/08/04	1,204,702
720,000	Federal Home Loan Bank (FHLB)	1.170	10/12/04	719,743
500,000	Federal Home Loan Bank (FHLB)	1.200	10/20/04	499,678
100,000	Federal Home Loan Bank (FHLB)	1.270	11/08/04	99,866
150,000	Federal Home Loan Bank (FHLB)	1.730	11/12/04	149,808
180,000	Federal Home Loan Bank (FHLB)	1.570	11/22/04	179,592
2,271,000	Federal Home Loan Bank (FHLB)	1.850	12/27/04	2,263,315
1,465,000	Federal Home Loan Bank (FHLB)	1.220	01/03/05	1,460,333
2,535,000	Federal Home Loan Bank (FHLB)	1.230	01/14/05	2,525,906
5,000,000	Federal Home Loan Bank (FHLB)	1.200	04/01/05	4,998,848
242,000	Federal Home Loan Morgtage Corp (FHLMC)	1.500	10/01/04	242,000
1,500,000	Federal Home Loan Morgtage Corp (FHLMC)	1.090	10/07/04	1,499,693
7,120,000	Federal Home Loan Morgtage Corp (FHLMC)	1.590	10/20/04	7,114,175
1,275,000	Federal Home Loan Morgtage Corp (FHLMC)	1.600	11/02/04	1,273,334
3,100,000	Federal Home Loan Morgtage Corp (FHLMC)	1.550	11/08/04	3,094,764
2,000,000	Federal Home Loan Morgtage Corp (FHLMC)	1.450	11/16/04	1,996,294
390,000	Federal Home Loan Morgtage Corp (FHLMC)	1.500	11/30/04	388,895
3,220,000	Federal Home Loan Morgtage Corp (FHLMC)	1.090	12/01/04	3,213,945
1,000,000	Federal Home Loan Morgtage Corp (FHLMC)	1.100	12/02/04	997,389
436,000	Federal Home Loan Morgtage Corp (FHLMC)	1.480	12/08/04	434,781
1,132,000	Federal Home Loan Morgtage Corp (FHLMC)	1.180	12/13/04	1,128,626
536,000	Federal Home Loan Morgtage Corp (FHLMC)	1.080	12/20/04	534,714
3,775,000	Federal Home Loan Morgtage Corp (FHLMC)	1.735	12/23/04	3,759,899
5,000,000	Federal Home Loan Morgtage Corp (FHLMC)	1.770	12/27/04	4,978,613
6,846,000	Federal Home Loan Morgtage Corp (FHLMC)	1.880	12/28/04	6,817,566
2,835,000	Federal Home Loan Morgtage Corp (FHLMC)	1.210	12/30/04	2,826,174
1,185,000	Federal Home Loan Morgtage Corp (FHLMC)	1.720	12/31/04	1,179,638
2,000,000	Federal Home Loan Morgtage Corp (FHLMC)	1.585	01/05/05	1,991,582
1,277,000	Federal Home Loan Morgtage Corp (FHLMC)	1.590	01/11/05	1,271,228
3,325,000	Federal Home Loan Morgtage Corp (FHLMC)	1.875	01/15/05	3,326,758
309,000	Federal Home Loan Morgtage Corp (FHLMC)	1.420	01/19/05	307,659
180,000	Federal Home Loan Morgtage Corp (FHLMC)	1.650	02/08/05	179,188
420,000	Federal Home Loan Morgtage Corp (FHLMC)	1.850	02/23/05	416,870
130,000	Federal Home Loan Morgtage Corp (FHLMC)	1.870	02/28/05	128,971
3,000,000	Federal Home Loan Morgtage Corp (FHLMC)	1.510	03/10/05	2,979,867
310,000	Federal National Mortgage Association (FNMA)	1.090	10/12/04	309,884
4,615,000	Federal National Mortgage Association (FNMA)	1.110	11/12/04	4,608,595
402,000	Federal National Mortgage Association (FNMA)	1.700	12/08/04	400,656
7,075,000	Federal National Mortgage Association (FNMA)	1.180	12/10/04	7,055,831
1,445,000	Federal National Mortgage Association (FNMA)	1.915	12/29/04	1,438,927
1,650,000	Federal National Mortgage Association (FNMA)	1.240	01/07/05	1,641,902
750,000	Federal National Mortgage Association (FNMA)	1.150	02/04/05	746,981
203,000	Federal National Mortgage Association (FNMA)	1.850	02/09/05	201,633
1,575,000	Federal National Mortgage Association (FNMA)	1.540	03/04/05	1,564,624
1,800,000	Federal National Mortgage Association (FNMA)	1.600	04/01/05	1,785,440

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			108,619,655

TIAA-CREF Mutual Funds - Money Market Fund

				Maturity
Principal			Rate	Date	Value

VARIABLE NOTE - 4.84%
$ 9,000,000		American Honda Finance Corp	1.670	04/11/05	$9,006,753
5,000,000		Barclays Bank plc NY (Dep Note)	1.760	09/29/05	4,998,016
5,000,000		Sigma Finance, Inc	1.805	03/10/05	4,999,453
10,000,000		Sigma Finance, Inc	1.610	01/04/05	9,999,400

		TOTAL VARIABLE NOTE			29,003,622

		TOTAL SHORT TERM INVESTMENTS - 100.88%			604,496,475
		(Cost $604,496,475)

		TOTAL PORTFOLIO - 100.88%			604,496,475
		(Cost $604,496,475)
		OTHER ASSETS & LIABILITIES, NET (0.88%)			(5,269,936)

		NET ASSETS - 100.00%			$599,226,539

	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.

Item 2. Controls and Procedures.

          (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date:	November 29, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 29, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date:	November 29, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)